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             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2004
                                                      REGISTRATION NO. 333-62662
                                                               AND NO. 811-10409

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                         REGISTRATION STATEMENT UNDER           / /

                          THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.            / /

                       POST-EFFECTIVE AMENDMENT NO. 7           /X/

                                       AND

                        REGISTRATION STATEMENT UNDER            / /

                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 9                  /X/

                         THE AMERICAN SEPARATE ACCOUNT 5
                           (Exact Name of Registrant)
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: (800)853-1959

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          SECRETARY AND GENERAL COUNSEL
                 The American Life Insurance Company of New York
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

It is proposed that this filing will become effective:

     / /   immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/   on May 3, 2004 pursuant to paragraph (b) of Rule 485

     / /   60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /   on      , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

     / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts
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                                     PART A
                                   PROSPECTUS
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PROSPECTUS                                                    DATED: MAY 3, 2004

                               THE DIRECT ANNUITY

              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
             435 HUDSON STREET, 2nd FLOOR, NEW YORK, NEW YORK 10014

                                     THROUGH
                         THE AMERICAN SEPARATE ACCOUNT 5

THE CONTRACTS - This Prospectus describes individual flexible premium deferred annuity contracts (CONTRACTS), which are available SOLELY through our website at the following Internet address:
https://secure.americanlifeny.com/annuity/begin.cfm (WEBSITE). Certain intermediaries may provide links on their websites to our Website.

THERE ARE NO SALES CHARGES, WITHDRAWAL FEES, OR INSURANCE CHARGES ON ANY
CONTRACT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BEFORE PURCHASING THE CONTRACT, YOU MUST CONSENT TO OUR DELIVERING ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT AND THE UNDERLYING INVESTMENT PORTFOLIOS. PAPER VERSIONS OF THESE DOCUMENTS WILL NOT BE SENT. OF COURSE, YOU CAN PRINT OUT ANY DOCUMENT WE MAKE AVAILABLE OR TRANSMIT TO YOU, AND WE ENCOURAGE YOU TO DO SO. YOU MAY REVOKE YOUR CONSENT AT ANY TIME. REVOCATION WILL CONSTITUTE A SURRENDER OF YOUR CONTRACT AND WE WILL PAY THE PROCEEDS TO YOU, UNLESS YOU INSTRUCT US THAT YOU ARE EXCHANGING YOUR CONTRACT. THERE MAY BE ADVERSE TAX CONSEQUENCES OF A SURRENDER. THERE IS NO FEE OR CHARGE TO EXCHANGE YOUR CONTRACT FOR ANOTHER CONTRACT AND YOU MAY BE ABLE TO DO SO ON A TAX-FREE BASIS.

YOUR PURCHASE PAYMENTS - You may make Purchase Payments in the amounts and at the frequency you choose (subject to certain minimums).

A Contract can help you accumulate money for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide Annuity Payments that begin at a future date.

INVESTMENT OPTIONS FOR YOUR CONTRACT VALUE - You may allocate your Contract Value to any of the Sub-accounts of The American Separate Account 5 (the SEPARATE ACCOUNT) or to our General Account. You may transfer all or any part of your Contract Value among the available Sub-accounts and the General Account at any time, without charge, subject to our rules on transfers. The Sub-accounts invest in the following underlying Investment Portfolios (the INVESTMENT PORTFOLIOS ). The prospectuses for the Investment Portfolios describe the investment objectives, policies and risks of each of the Investment Portfolios. YOU CAN VIEW AT OUR WEBSITE THE CURRENT PROSPECTUS OF EACH INVESTMENT PORTFOLIO, WHICH INCLUDES INFORMATION ABOUT THE INVESTMENT PORTFOLIOS' MANAGEMENT FEES AND OTHER EXPENSES YOU WILL BEAR INDIRECTLY.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SUB-ACCOUNT. You bear the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Sub-account. The value of your Purchase Payments to the Sub-accounts will reflect the performance of the Investment

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Portfolios.

We pay a fixed rate of interest on your Contract Value in our General Account, and we may change the rate from time to time. This Prospectus describes the Separate Account and its Sub-accounts, but there is a brief description of the General Account under the heading "Our General Account."

STATEMENT OF ADDITIONAL INFORMATION - A Registration Statement relating to the Contracts, which includes a Statement of Additional Information (an SAI) dated May 3, 2004, has been filed with the Securities and Exchange Commission (COMMISSION). The SAI is incorporated into this Prospectus by reference. The SAI's table of contents appears at the end of this Prospectus. You may view the SAI at our Website or by visiting the Commission's website at www.sec.gov.

PROSPECTUSES - This Prospectus contains information about the Contracts that you should know before investing. You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. You should also read the current Underlying Investment Portfolio prospectuses, which can be viewed at our Website. These prospectuses contain additional information about the investment objectives and policies of the Underlying Investment Portfolios and their total expenses.

THE CONTRACTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR DOES THE FDIC INSURE THEM. THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                        UNDERLYING INVESTMENT PORTFOLIOS

AIM V.I. Growth Fund Series I

AIM V.I. High Yield Fund Series I

AIM V.I. Real Estate Fund Series I

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Ultra(R) Fund

American Century VP Value Fund

American Century VP Vista(SM) Fund

Choice VIT Market Neutral Fund - Not available until on or after 5/15/04

Credit Suisse Trust - Emerging Markets Portfolio

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Credit Suisse Trust - Small Cap Value Portfolio

Credit Suisse Trust - Blue Chip Portfolio

Credit Suisse Trust - Mid Cap Growth

Credit Suisse Trust - Small Cap Growth

Delaware VIP Balanced Series (Service Class)

Delaware VIP Emerging Markets Series (Service Class)

Delaware VIP Growth Opportunities Series (Service Class)

Delaware VIP High Yield Series (Service Class)

Delaware VIP International Value Equity Series (Service Class)

Delaware VIP Large Cap Value Series (Service Class)

Delaware VIP REIT Series (Service Class)

Delaware VIP Select Growth Series (Service Class)

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Delaware VIP Small Cap Value Series (Service Class)

Delaware VIP Trend Series

Delaware VIP Growth Series

INVESCO VIF - Core Equity Fund - Series I Shares

INVESCO VIF - Dynamics Fund

INVESCO VIF - Financial Services Fund - Series I Shares

INVESCO VIF - Health Sciences Fund - Series I Shares

INVESCO VIF - Small Company Growth Fund

INVESCO VIF - Technology Fund - Series I Shares

INVESCO VIF - Total Return Fund

INVESCO VIF - Utilities Fund

Navellier Variable Insurance Series Fund, Inc. - Growth (Closed to new money)

PIMCO VIT - Foreign Bond Portfolio (U.S. Dollar-Hedged)
PIMCO VIT - High Yield Portfolio (Administrative Class)
PIMCO VIT - Long-Term U.S. Government Portfolio
(Administrative Class)

PIMCO VIT - Low Duration Portfolio (Administrative Class)

PIMCO VIT - Money Market Portfolio (Administrative Class)

PIMCO VIT - Real Return Portfolio (Administrative Class)

PIMCO VIT - Short-Term Portfolio (Administrative Class)

PIMCO VIT - StocksPLUS Growth and Income Portfolio
(Administrative Class)

PIMCO VIT Total Return II Portfolio

Delaware VIP Social Awareness Series (Service Class)

Delaware VIP Trend Series (Service Class)

Delaware U.S. Growth Series (Service Class)

Pioneer Equity Income VCT Portfolio (Class II Shares)

Pioneer Europe VCT Portfolio (Class II Shares)

Pioneer Fund VCT Portfolio (Class II Shares) Income Portfolio

Pioneer High Yield VCT Portfolio (Class II Shares)

Pioneer Mid Cap Value VCT Portfolio (Class II Shares)

Pioneer Small Cap Value VCT Portfolio (Class II Shares) Equity Portfolio

Pioneer Real Estate Shares VCT Portfolio (Class II Shares)

Royce Capital Fund Micro-Cap Portfolio

Royce Capital Fund Small-Cap Portfolio

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Rydex Variable Trust - Not available until on or after 5/14/04

Managed by Rydex Global Advisors

Rydex Juno Fund

Rydex Medius Fund

Rydex Mekros Fund

Rydex Nova Fund

Rydex OTC Fund

Rydex Sector Rotation Fund

Rydex Ursa Fund

Rydex U.S. Government Bond Fund

Rydex U.S. Government Money Market Fund

Rydex Arktos Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dynamic Dow 30 Fund

Rydex Inverse Mid-Cap Fund

Rydex Inverse Small-Cap Fund

Rydex Large-Cap Europe Fund

Rydex Large-Cap Japan Fund

Rydex Large-Cap Growth Fund

Rydex Large-Cap Value Fund

Rydex Leisure Fund

Rydex Long Dynamic Dow 30 Fund

Rydex Mid-Cap Growth Fund

Rydex Mid-Cap Value Fund

Rydex Precious Metals Fund

Rydex Real Estate Sector Fund

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Rydex Retailing Fund

Rydex Small-Cap Growth Fund

Rydex Small-Cap Value Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Titan 500 Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Velocity 100 Fund

SAFECO Resource Series Trust - Core Equity Portfolio

SAFECO Resource Series Trust - Growth Opportunities Portfolio

SAFECO Resource Series Trust - Multi-Cap

SAFECO Resource Series Trust - Bond Portfolio

SAFECO Resource Series Trust - Money Market Portfolio

SAFECO Resource Series Trust - Small-Cap Value Portfolio

Scudder Investment VIT Funds - EAFE(R) Equity Index Fund (Class B Shares)

Scudder Investment VIT Funds - Small Cap Index Fund (Class B Shares)

Scudder Investment VIT Funds - Equity 500 Index Fund (Class B Shares)

Third Avenue Value Portfolio

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc. - Global Value Equity Portfolio

The Universal Institutional Funds, Inc. - International Magnum Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Value Portfolio

The Universal Institutional Funds, Inc. - Technology Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. - Value Portfolio

Van Kampen Life Investment Trust - Aggressive Growth Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Comstock Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Emerging Growth Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Government Portfolio (Class B Shares) (Class II Shares)

Van Kampen Life Investment Trust - Growth and Income Portfolio (Class II Shares)

                                   HIGHLIGHTS

The references in this Highlights section direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."

OUR CONTRACTS

A Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Purchase Payments to a Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Purchase Payments from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Purchase Payments to a Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Contract Value, in most circumstances. Refer to "Federal Tax Information."

IMPORTANT INFORMATION CONCERNING YOUR CONTRACT

- You can only purchase the Contract and you can only access documents relating to the Contract and the Underlying Investment Portfolios electronically. You have no right, under any circumstances, to receive paper documents from us. The only way to get paper copies is to print them from your computer.

- Regular and continuous Internet access is required to access all documents relating to the Contract and the Underlying Investment Portfolios. You should not invest if you do not have regular and continuous Internet access.

- You can withdraw your consent to our delivering documents electronically. However, withdrawal of consent will terminate our relationship resulting in a surrender of your Contract. Your withdrawal of consent will become effective immediately after our delivery of the confirmation of your surrender transaction.

- There may be adverse tax consequences when you surrender your Contract. The taxable portion of the surrender proceeds will be subject to ordinary income tax and may be subject to a 10% tax penalty. You can avoid these potential adverse tax consequences by making a tax-free exchange of your Contract to another annuity contract in accordance with Section 1035 of the Internal Revenue Code. Consult your tax adviser.

- Current prospectuses and all required reports for the Contract and the Underlying Investment Portfolios are available at our Website. You should visit the Website regularly. If you do not, you will not be aware of the availability of certain materials relating to your Contract. We post updated prospectuses for the Contract and the Underlying Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Personal File. Underlying Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Underlying Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Underlying Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed.

- We will deliver all other documents electronically to your Personal File. Your Personal File is an electronic folder through which you can access personal documents relating to your Contract, such as transaction confirmations, proxy statements, periodic Contract statements and other personal correspondence. You create your Personal File at the time you purchase the Contract and we maintain it for you at our Website. You bear the risk of loss if unauthorized persons obtain your user ID and password and conduct any transactions on your behalf.

     However, you can reduce this risk by checking your Personal File regularly which will give you an
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     opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver Contract statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your Contract statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

- You should regularly check your Personal File as you will have no other guaranteed means of knowing that information has been delivered to your Personal File. We may, from time to time, notify you by e-mail that we have delivered documents. However, this is no substitute for regularly checking your Personal File.

- We will allow you to have access to your Personal File even after you revoke your consent to our electronic delivery of documents or otherwise surrender or exchange your Contract. However, we reserve the right to delete your Personal File upon 30 days' notice, which we will deliver to your Personal File. Upon receipt of such a notice, you should consider printing the information held in your Personal File as we will not provide paper copies of any deleted document.

- We have no present intention of deleting documents from your Personal File. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Personal File so that you will have an opportunity to print the documents that are subject to deletion.

- If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or you can e-mail us at service@americanlifeny.com or call us at (800) 853-1969 and we will answer as promptly as we can.

PURCHASE PAYMENTS DURING THE ACCUMULATION PERIOD

You may make Purchase Payments at whatever times you select.

MINIMUM REQUIRED. The minimum initial Purchase Payment is $1,000 and the minimum additional Purchase Payment is $100. We reserve the right to change these minimums.

HOW TO MAKE PURCHASE PAYMENTS. You may make Purchase Payments directly to us by check through the mail or by electronic funds transfer from your bank account.

LIMITS ON PURCHASE PAYMENTS. Presently, we impose no limit on the total amount of Purchase Payments that you may make to a Contract but we reserve the right to do so in the future. We will not accept Purchase Payments on or after your 91st birthday.

SYSTEMATIC PURCHASE PAYMENTS. Our Systematic Purchase Payments program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Purchase Payments. Whether you choose monthly or quarterly withdrawals, the minimum amount for each Systematic Purchase Payment is $100.

INVESTMENT OPTIONS FOR YOUR CONTRACT VALUE

You may allocate Purchase Payments among one or more of the Sub-accounts and the General Account, change your allocation instructions at any time for future Purchase Payments, and transfer all or part of your Contract Value among the available Sub-accounts and the General Account subject to our rules regarding transfers.

THE GENERAL ACCOUNT. We pay interest on the portion of your Contract Value you allocate to our General Account, which will be at least the minimum rate prescribed by your state. In our discretion, we may change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account.

This Prospectus serves as a disclosure document for the Separate Account under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Sub-accounts. The name of each Sub-account corresponds to the name of its Underlying Investment Portfolio. When you allocate Purchase Payments or transfer Contract Value to a Sub-account, the Sub-account purchases shares in its Underlying Investment

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Portfolio. A Sub-account is called a "variable option", because you have the investment risk that your Contract Value in the Separate Account will increase or decrease based on the investment performance of the Underlying Investment Portfolio.

UNDERLYING INVESTMENT PORTFOLIOS INVESTED IN BY THE SEPARATE ACCOUNT

The Sub-accounts currently invest in a number of different Underlying Investment Portfolios, which have different investment objectives, investment policies and risks. You should refer to "Underlying Investment Portfolios in which Our Separate Account Invests" for more information about the Underlying Investment Portfolios' investment objectives, and to the prospectuses of the Underlying Investment Portfolios, which can be viewed at our Website.

CHARGES UNDER THE CONTRACTS

NO SALES CHARGES OR WITHDRAWAL FEES. We do not deduct any sales charge when you make a Purchase Payment to the Contract, nor do we deduct surrender charges or withdrawal fees when you withdraw amounts from the Contract. However, if you are have not reached the age of 59 1/2, Federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT OR INSURANCE CHARGES. There are no separate account or insurance "mortality and expense risk" charges deducted from the Contract.

PREMIUM TAXES. We reserve the right to deduct from Purchase Payments any applicable state premium taxes from Purchase Payments or any payments we make from the Contract.

EXPENSES OF THE UNDERLYING INVESTMENT PORTFOLIOS. A Sub-account's value is based on the shares of the Underlying Investment Portfolio it owns. As a result, the investment management fees and other expenses the Underlying Investment Portfolios pay will reduce the value of the Sub-accounts. At our Website, you can view each Underlying Investment Portfolio's prospectus, which contains a complete description of expenses and deductions from the Underlying Investment Portfolio's assets.

TRANSFERS AND WITHDRAWALS OF CONTRACT VALUE

During the Accumulation Period, you may transfer all or a portion of your Contract Value among the Sub-accounts and the General Account subject to our rules regarding transfers. Refer to "Transfers of Contract Value."

ASSET REBALANCING. Your asset allocation percentages may vary over time from your initial allocation because the value of your Sub-accounts will fluctuate with the investment performance of the Underlying Investment Portfolios. Our Asset Rebalancing feature allows you to automatically reallocate your Contract Value to maintain your desired asset allocation. Refer to "Transfers of Contract Value -- Asset Rebalancing."

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. We may take up to seven days following receipt of your withdrawal request to process the request and pay the proceeds attributable to the Sub-accounts. Refer to "The Accumulation Period -- Your Right to Make Withdrawals, including by Systematic Withdrawals." We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request. Refer to "Our General Account -- Transfers and Withdrawals." We will pay the proceeds of a withdrawal request via electronic funds transfer (EFT) to your bank account or by paper check.

You may have taxable income upon any withdrawal of your Contract Value. You will be taxed at ordinary income tax rates on the amount withdrawn, to the extent there is gain in your Contract. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances. Refer to "Federal Tax Information."

OUR SYSTEMATIC WITHDRAWALS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Sub-accounts you name and/or the General Account. You must be age 59 1/2 or older to elect this Option.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS

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All allocation changes, transfers and withdrawals must be made through our
Website.

CONFIRMATION STATEMENTS. We will send confirmation statements (which may be your quarterly statements) for your allocation changes and for your Purchase Payments, transfers of Contract Value and withdrawals of Contract Value to your Personal File. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "How to Contact Us and Give Us Instructions -- Confirmation Statements to Owners."

ANNUITANTS AND BENEFICIARIES

Under the Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by executing and sending to us the online "Change of Beneficiary" form, which can be found at our Website. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant's death.

The death benefit amount will be your Contract Value as of the date we receive proof of your death (or the death of the Annuitant) and the election of the Beneficiary(ies) telling us how we should pay the death benefit. The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Contract Value to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date."

ANNUITY COMMENCEMENT DATE AND AMOUNT OF ANNUITY PAYMENT

You may select the Annuity Commencement Date. Annuity Payments will be fixed at the same amount and will be based on your Contract Value at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "The Annuity Period." You may choose to make withdrawals of your Contract Value instead of electing to receive Annuity Payments.

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the annuity payment period, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "The Annuity Period -- Available Forms of Annuity."

CANCELLATION RIGHT

You may surrender a Contract for cancellation within ten days after we have placed the Contract in your Personal File (or a longer period if your state requires it). We will refund all Purchase Payments you allocated to the General Account, plus your Contract Value allocated to the Separate Account on the surrender date or, if your state requires, the greater of your Contract Value or Purchase Payments allocated to the Separate Account.

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TABLE OF CONTENTS

                                                                                      PAGE
HIGHLIGHTS                                                                               1
TABLE OF ANNUAL FEES AND EXPENSES                                                        1
Accumulation Unit Values for the Sub-accounts                                            2
ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT                                             8
Our Separate Account                                                                     9
UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS                   9
Investment Advisers for the Underlying Investment Portfolios                            30
CHARGES YOU WILL PAY                                                                    33
No Sales Charges or Withdrawal Fees                                                     33
No Separate Account and Insurance Charges                                               34
Expenses of the Underlying Investment Portfolios                                        34
Premium Taxes                                                                           34
Income Taxes                                                                            34
WHO MAY PURCHASE A CONTRACT AND MAKE PURCHASE PAYMENTS                                  34
Purchase of a Contract; Participation                                                   34
Payment of Purchase Payments                                                            35
Systematic Purchase Payments                                                            35
Allocation of Purchase Payments                                                         36
HOW TO CONTACT US AND GIVE US INSTRUCTIONS                                              36
Contacting American Life                                                                36
Security of Electronic Communications with Us                                           36
Confirmation Statements to Owners                                                       37
YOUR CONTRACT VALUE                                                                     37
Accumulation Units in Sub-accounts                                                      37
Calculation of Accumulation Unit Values                                                 38
Accumulation Unit Values for Transactions                                               38
TRANSFERS OF CONTRACT VALUE                                                             39
Asset Rebalancing                                                                       40
THE ACCUMULATION PERIOD                                                                 41
How to Tell Us an Amount to Transfer or Withdraw                                        42
Death Benefit Prior to Annuity Commencement Date                                        43
Termination of a Contract                                                               44
When We May Postpone Payments                                                           44
THE ANNUITY PERIOD                                                                      44
Amount of Annuity Payments                                                              44
Annuity Commencement Date                                                               45
Available Forms of Annuity                                                              45
Death Benefit After Annuity Commencement Date                                           46
Lump Sum for Small Annuity Payments                                                     46
OUR GENERAL ACCOUNT                                                                     47
Scope of Prospectus                                                                     47
General Description                                                                     47
Transfers and Withdrawals                                                               47
ADMINISTRATIVE MATTERS                                                                  48
Designation of Beneficiary                                                              48
Miscellaneous Contract Provisions                                                       48
FEDERAL TAX INFORMATION                                                                 49
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING INVESTMENT PORTFOLIOS                 53
FUNDING AND OTHER CHANGES WE MAY MAKE                                                   54
PERFORMANCE INFORMATION FOR THE SUB-ACCOUNTS                                            55

LEGAL PROCEEDINGS
DEFINITIONS WE USE IN THIS PROSPECTUS                                                   55
OUR STATEMENT OF ADDITIONAL INFORMATION                                                 57
Table of Contents of the Statement of Additional Information                            57
How to View the Statement of Additional Information                                     57
APPENDIX A                                                                             A-1

INSERT AUV Tables previously converted as Exhibit A

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. A PROSPECTIVE PURCHASER WHO RECEIVES UNAUTHORIZED INFORMATION OR REPRESENTATIONS MUST NOT RELY ON THEM TO MAKE ANY PURCHASE DECISION.

                        TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Sub-accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

SALES LOAD IMPOSED ON PURCHASES (as a percentage of purchase payments)   None

DEFERRED SALES LOAD (as a percentage of purchase payments)               None

SURRENDER FEES (as a percentage of purchase payments)                    None

TRANSFER FEE                                                             None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Underlying Investment Portfolios' fees and expenses.

ANNUAL CONTRACT FEE                                                      None

ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(as a percentage of average net assets)                                  None

Mortality and Expense Risk Fees

Other Fees and Expenses                                                  NONE

TOTAL ANNUAL EXPENSES OF THE SEPARATE ACCOUNT (as a percentage of
average net assets)                                                      None

The next item shows the minimum and maximum total operating expenses charged by the Underlying Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Investment Portfolio's fees and expenses is contained in the prospectus for each Underlying Investment Portfolio.

                                                                                         MINIMUM      MAXIMUM
UNDERLYING TOTAL OPERATING EXPENSES (expenses that are deducted from Underlying
Investment Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses) (1)                         0.50%        14.85%

(1) The minimum and maximum Underlying Investment Portfolio Total Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Underlying Investment Portfolio Total Operating Expenses for the affected Investment Portfolio. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Investment Portfolio fees and expenses. State premium taxes, if any, are not reflected.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                  1 YEAR          3 YEARS        5 YEARS        10 YEARS
ASSUMING MAXIMUM UNDERLYING INVESTMENT
PORTFOLIO TOTAL OPERATING EXPENSES                 $1,551         $ 4,181        $ 6,287         $ 9,896

                                                                                                   10
                                                  1 YEAR          3 YEARS        5 YEARS          YEARS
ASSUMING MINIMUM UNDERLYING INVESTMENT
PORTFOLIO TOTAL OPERATING EXPENSES                 $ 97           $ 302          $ 526           $ 1,166

ACCUMULATION UNIT VALUES FOR THE SUB-ACCOUNTS

Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

                  ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT

We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 435 Hudson Street, 2nd Floor, New York, New York 10014. Inviva, Inc., a Delaware corporation, is our parent company. Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT

We established the Separate Account under a resolution of our Board of Directors adopted on May 4, 2001. The Separate Account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Sub-accounts. Each Sub-account invests its assets in an Underlying Investment Portfolio, and the name of each Sub-account reflects the name of the corresponding Underlying Investment Portfolio.

The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Contract Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Sub-account are credited to, or charged against, the net assets held in that Sub-account. We separately determine each Sub-account's net assets, without regard to the income, capital gains and capital losses from any other Sub-account or from any other business that we conduct.

The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

     UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Investment Portfolios' investment objectives and certain investment policies. The Underlying Investment Portfolios sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. The investment advisers of the Underlying Investment Portfolios may compensate us for providing services in connection with the administration of those Investment Portfolios. Also, we may be paid fees directly from an Underlying Investment Portfolio's assets pursuant to a 12b-1 plan.

The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses, which can be viewed at our Website, for these Investment Portfolios carefully before investing.

The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner disadvantages you.

You will find more detailed information about the Underlying Investment Portfolios in their current prospectuses. You can view the current prospectus of each Underlying Investment Portfolio at our Website. You should read each prospectus for a complete evaluation of the Underlying Investment Portfolios, their investment objectives, principal investment strategies and the risks related to those strategies.

[INSERT 2,3,4]

AMERICAN CENTURY VP INCOME & GROWTH FUND

[INSERT 5]

AMERICAN CENTURY VP INTERNATIONAL FUND

[INSERT 6]

AMERICAN CENTURY VP ULTRA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VALUE FUND

[INSERT 7]

AMERICAN CENTURY VP VISTA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

INVESCO VIF - CORE EQUITY FUND - SERIES I SHARES

[INSERT 8]

INVESCO VIF - DYNAMICS FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations between $2.5 billion and $15 billion at the time of purchase. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the investment adviser believes will lead to rapid sales or earnings growth.

INVESCO VIF - FINANCIAL SERVICES FUND - SERIES I SHARES

[INSERT 9]

INVESCO VIF - HEALTH SCIENCES FUND - SERIES I SHARES

[INSERT 10]

INVESCO VIF - SMALL COMPANY GROWTH FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase.

INVESCO VIF - TECHNOLOGY FUND - SERIES I SHARES

[INSERT 11]

INVESCO VIF - TOTAL RETURN FUND

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. Government and government agencies. The remaining assets of the Fund are allocated to other investments at the fund's investment adviser's discretion, based upon current business, economic and market conditions.

INVESCO VIF - UTILITIES FUND

The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector.

PIMCO VIT - FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The investment adviser selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within a three- to seven-year time frame. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - HIGH YIELD PORTFOLIO (ADMINISTRATIVE CLASS)

[INSERT 12]

PIMCO VIT - LONG-TERM U.S. GOVERNMENT PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of fixed income instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio's investments in fixed income instruments other than U.S. Government Securities are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - MONEY MARKET PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO VIT - REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

[INSERT 13]

PIMCO VIT - SHORT-TERM PORTFOLIO (ADMINISTRATIVE CLASS)

[INSERT 14]

PIMCO VIT - STOCKSPLUS GROWTH AND INCOME PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. The investment adviser actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one-year. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality.

PIMCO VIT - TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

[INSERT 15]

PIMCO VIT - TOTAL RETURN PORTFOLIO II (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

[INSERT 16]

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

[INSERT 17]

THIRD AVENUE VALUE PORTFOLIO

The Portfolio seeks long-term capital appreciation, The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that the adviser believes are undervalued.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen, the Portfolio's adviser, seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The investment approach of Van Kampen, the Portfolio's adviser, combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL VALUE EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Van Kampen, the Portfolio's adviser, seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, Van Kampen, the Portfolio's adviser, uses a combination of strategic geographic asset allocation and fundamental stock selection.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. Van Kampen, the Portfolio's adviser, selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stock and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that Van Kampen, the Portfolio's adviser, expects will benefit from their involvement in technology and technology-related industries. Van Kampen seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies Van Kampen believes are positioned to benefit materially from these trends.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The approach of Van Kampen, the Portfolio's adviser, emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

DELAWARE VIP BALANCED SERIES (SERVICE CLASS)

This Series seeks a balance of capital appreciation, income and preservation of capital. The Series invests primarily in common stocks of established companies believed to have the potential for long-term capital appreciation. Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in various types of fixed-income securities, including U.S. Government securities and corporate bonds.

DELAWARE VIP EMERGING MARKET SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of net assets in investments of emerging market issuers. The Series may invest up to 35% of its net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. The Series may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index.

DELAWARE VIP HIGH YIELD SERIES (SERVICE CLASS)

This Series seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed-income securities rated at the time of purchase BB or lower by S&P or similarly rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (SERVICE CLASS)

This Series seeks long-term growth without undue risk to principal. The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.

DELAWARE VIP LARGE CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation with high current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large-capitalization companies. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at time of purchase. The Series considers buying a stock when the Series believes it is undervalued and has the potential to increase in price as the market realizes its true value. The Series considers the financial strength of the company, its management and any developments affecting the security, the company or its industry.

DELAWARE VIP REIT SERIES (SERVICE CLASS)

This Series seeks maximum long-term total return, with capital appreciation as a secondary objective. The Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). The Series strives to include REITs that represent a variety of different sectors in the real estate industry. In considering the individual REITs for investment, the Series carefully evaluates each REIT's management team. The Series generally looks for management teams that: (i) retain a substantial portion of the properties' cash flow; (ii) effectively use capital to expand; (iii) have a strong ability to raise rents; and (iv) can create a franchise value for the REIT.

DELAWARE VIP SELECT GROWTH SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in common stocks of companies believed to have the potential for high earnings growth based on an analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. The Series considers companies of any size larger than $300 million in market capitalization. The Series looks for companies that are undervalued, but still have the potential for high earnings growth.

DELAWARE VIP SMALL CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies. The Series currently defines small-cap companies as those having a market capitalization generally less than $2.0 billion at the time of purchase. Among other factors, the Series considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

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DELAWARE VIP TREND SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in stocks of small, growth-oriented or emerging companies believed to be responsive to changes within the marketplace and believed to have the fundamental characteristics to support continued growth.

DELAWARE VIP U.S. GROWTH SERIES (SERVICE CLASS)

This Series seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. The Series looks for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. The Series' strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

NAVELLIER GROWTH PORTFOLIO (Not available for new sales as of 1/13/04)

This Portfolio seeks to achieve long-term growth of capital primarily through investment in companies with appreciation potential. The Growth Portfolio invests in equity securities traded in all United States markets including dollar-denominated foreign securities traded in United States markets. The Growth Portfolio seeks long-term capital appreciation through investments in securities of companies which the Portfolio's adviser feels are undervalued in the marketplace.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT EQUITY 500 INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. Companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also invest in derivative instruments such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT SMALL CAP INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

PIONEER EQUITY INCOME VCT PORTFOLIO (CLASS II SHARES)

[INSERT 18]

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PIONEER EUROPE VCT PORTFOLIO (CLASS II SHARES)

[INSERT 19]

PIONEER FUND VCT PORTFOLIO (CLASS II SHARES)

[INSERT 20]

PIONEER HIGH YIELD PORTFOLIO (CLASS II SHARES)

This Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities.

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Standard & Poor's MidCap 400 Index. Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER SMALL CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Pioneer Investment Management, Inc., the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

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PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. Current income is a secondary objective. Normally, the Portfolio invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks. REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest. The Portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the Portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

SAFECO RESOURCE SERIES TRUST - CORE EQUITY PORTFOLIO

The Equity Portfolio seeks long-term growth of capital and reasonable current income. To achieve its objective, the Portfolio invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants, and other rights to acquire stock. The Portfolio invests primarily in stocks of large, established companies that are proven performers, have predictable earnings growth over a three-to-five-year outlook, or have a good value relative to earnings prospects.

SAFECO RESOURCE SERIES TRUST - GROWTH OPPORTUNITIES PORTFOLIO

The Growth Opportunities Portfolio seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential.

SAFECO RESOURCE SERIES TRUST - MULTI-CAP (FORMERLY, NORTHWEST PORTFOLIO)

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies. To achieve its objective, the Portfolio invests in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include: (i) companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia; (ii) companies that have their principal executive offices or significant facilities in the region; (iii) companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits; (iv) companies having at least 50% of their assets or at least 50% of their employees in the region; or (v) companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital. To achieve its objective, the Portfolio invests primarily in medium-term debt securities. The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less. To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days. Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

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SAFECO RESOURCE SERIES TRUST - SMALL-CAP VALUE PORTFOLIO (FORMERLY, SMALL
COMPANY VALUE PORTFOLIO)

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies. To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less that $1.5 billion. When evaluating a stock to buy for the Portfolio, the adviser looks for companies having one or more of the following characteristics: (i) long-term potential for above-average or improving earnings growth; (ii) involvement in new or innovative products or services; or (iii) a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

VAN KAMPEN LIFE INVESTMENT TRUST - AGGRESSIVE GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth. Under normal market conditions, the Portfolio's adviser seeks to achieve the Portfolio's objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities of companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio's investment adviser uses a "bottom up" stock selection process seeking attractive growth opportunities on an individual company basis. The Portfolio's investment adviser seeks those companies that it believes have rising earnings expectations or rising valuations. The Portfolio's investment adviser generally sells securities when it believes earnings expectations or valuations flatten or decline. The Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest in securities of larger-sized companies that the Portfolio's investment adviser believes have an above-average potential for capital growth.

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change.

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital appreciation. Under normal market circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies.

VAN KAMPEN LIFE INVESTMENT TRUST - GOVERNMENT PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Portfolio's investment adviser purchases and sells securities for the Portfolio with a view toward seeking a high level of current income based on the analysis and

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expectations of the Portfolio's investment adviser regarding interest rates and yield spreads between types of securities.

VAN KAMPEN LIFE INVESTMENT TRUST - GROWTH AND INCOME PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek long-term growth of capital and income. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. The Portfolio's investment adviser may focus on large capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the growth and income potential for such securities materially change.

CREDIT SUISSE TRUST - TAX EFFICIENT PORTFOLIO (FORMERLY, BLUE CHIP PORTFOLIO)

The Tax Efficient Portfolio seeks long-term capital appreciation. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. In choosing securities, the Portfolio manager looks at a number of factors, including: the reliability and effectiveness of management; whether the issuer is a leader in its business segment; whether the price of the security is attractive compared to its competitors; whether the company is expected to generate above-average growth rates; and the economic and political outlook. Some companies may cease to be represented in the S&P 500 Index after the Portfolio has purchased their securities. The Portfolio is not required to sell securities solely because the issuers are no longer represented in the S&P 500 Index, and may continue to hold such securities. These companies continue to be considered blue chip for purposes of the Portfolio's minimum 80% allocation to blue chip equities. The Portfolio may invest in new and unseasoned companies that the Portfolio manager believes have the potential for long-term capital appreciation.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets. An emerging market is any country: generally considered to be an emerging or developing country by the United Nations, or by the World Bank and the International Finance Corporation (IFC); included in the IFC Investable Index or Morgan Stanley Capital International Emerging Markets Index; or having a per-capita gross national product of $2,000 or less. Under this definition, most countries of the world (other than the U.S., Canada, Western Europe, Japan, Australia and New Zealand) are considered emerging markets. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three emerging markets. The Portfolio may invest up to 20% of net assets in debt securities, including up to 20% of net assets in non-investment-grade debt securities (also known as "junk bonds"). The Portfolio may invest in companies of any size, including emerging-growth companies -- small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth.

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

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The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of U.S. and foreign companies considered to be in their post-venture-capital state of development. A post-venture-capital company is one that has received venture-capital financing either: during the early stages of the company's existence or the early stages of the development of a new product or service; or as part of a restructuring or recapitalization of the company. In either case, one or more of the following will have occurred within ten years prior to the Portfolio's purchase of the company's securities: the investment of venture-capital financing; distribution of the company's securities to venture-capital investors; or the initial public offering. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of post-venture-capital companies from at least three countries, including the U.S. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

The Portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities. The Portfolio intends to diversify its investments across a number of different countries. However, at times the Portfolio may invest a significant part of its assets in a single country. The Portfolio may invest up to 10% of its assets in emerging markets.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

This Portfolio seeks long-term growth of capital and income. To pursue this goal, it invests primarily in equity securities of value companies. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. The Portfolio may invest up to 20% of net assets in debt securities, including up to 10% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - SMALL CAP VALUE PORTFOLIO

The Portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small U.S. companies. In seeking to identify undervalued companies, the portfolio manager looks at: stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth; the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment; the earning power or purchase value of the company relative to its current stock price; and, whether the company has an established

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presence in its industry, in a product or in a market niche. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Index at the time of purchase. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small company equities. In addition, the Portfolio may invest in companies of any size once the 80% policy is met. As a result, the Portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.

CHOICE VIT MARKET NEUTRAL FUND

[INSERT 21 AND 22]

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS

[INSERT 23]

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century"), located at 4500 Main Street, Kansas City, Missouri, is the investment adviser for each of the American Century VP Funds. American Century has been managing mutual funds since 1958. It is responsible for managing the investment portfolios of each of the American Century VP Funds and directing the purchase and sale of their investment securities. American Century also arranges for transfer agency, custody and all other services necessary for the American Century VP Funds to operate.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), located at 840 Newport Center Drive, Newport Beach, California, serves as investment adviser and the administrator for the PIMCO VIT Portfolios. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.

ROYCE & ASSOCIATES, LLC ("Royce"), is investment adviser for the Royce Capital Fund and is responsible for the management of the Fund's assets.

THIRD AVENUE MANAGEMENT LLC, located at 622 Third Avenue, 32nd Floor, New York, New York 10017, is the investment adviser for the Third Avenue Value Portfolio. Third Avenue Management manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business. Third Avenue Management offers investment advisory services to the Third Avenue Funds, retail mutual funds, and sub-advised portfolios, as well as to private and institutional clients.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DOING BUSINESS AS "VAN KAMPEN") ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in

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the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan
Stanley") is the direct parent of Van Kampen and Morgan Stanley & Co. Incorporated, the distributor of the Universal Institutional Funds, Inc. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services.

DELAWARE MANAGEMENT COMPANY, located at 2005 Market Street, Philadelphia, PA 19103-7094, makes investment decisions for the Series of Delaware VIP Trust, except Emerging Markets and International Value Equity, manages those Series' business affairs and provides daily administrative services. Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938.

DELAWARE INTERNATIONAL ADVISERS LTD., an affiliate of Delaware Management Company, located at Third Floor, 80 Cheapside, London, England EC2V 6EE, makes investment decisions for the Delaware VIP Emerging Markets Series and the Delaware VIP International Value Equity Series, manages that Series' business affairs and provides daily administrative services.

NAVELLIER & ASSOCIATES, INC., located at One East Liberty, Third Floor, Reno, Nevada 89501, serves as the Navellier Growth Portfolio's investment adviser. It is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. The adviser was organized in 1993.

SCUDDER INVESTMENTS is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of, among others, Deutsche Asset Management Inc. ("DeAM, Inc."). Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, New York 10017, acts as the Scudder Investment VIT Funds' investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. The firm provides a full range of investment advisory services to institutional and retail clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

PIONEER INVESTMENT MANAGEMENT, INC. ("Pioneer"), the Pioneer VCT portfolios' investment adviser, located at 60 State Street, Boston, Massachusetts 02109, selects each portfolio's investments and oversees the portfolios' operations. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients.

SAFECO ASSET MANAGEMENT COMPANY ("SAM"), is the investment adviser for each SAFECO Resource Trust Portfolio. As the adviser, SAM is responsible for developing the investment policies and guidelines for the Portfolios. It provides investment research, advice and supervision in the ongoing management of the Portfolios. SAM is a wholly-owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

VAN KAMPEN ASSET MANAGEMENT INC. ("VKAM") located at 1 Parkview Plaza, Oakbrook Terrace, Illinois, is the investment adviser for the Van Kampen Life Investment Trust Portfolios. VKAM is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), located at 466 Lexington Avenue, New York,

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New York 10017, is the investment adviser for each of the Credit Suisse
Portfolios and is responsible for managing each Portfolio's assets according to its goal and strategies. CSAM is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients.

[INSERT 24]

ABBOTT CAPITAL MANAGEMENT, LLC, located at 1330 Avenue of the Americas, Suite 2800, New York, New York 10019, serves as sub-investment adviser for the Global Post-Venture Capital Portfolio and is responsible for managing the Portfolio's investments in private-equity portfolios. It is a registered investment adviser concentrating on venture-capital, buyout, and special-situation investments.

CREDIT SUISSE ASSET MANAGEMENT LIMITED, located at Beaufort House, 15 St. Botolph Street, London, England EC3A 7JJ, serves as sub-investment adviser for the Emerging Markets and Global Technology Portfolios and is responsible for assisting in the management of each Portfolio's international assets according to its goal and strategies.

[INSERT 25]

MIXED AND SHARED FUNDING ARRANGEMENTS. In addition to the Separate Account, shares of the Underlying Investment Portfolios may be sold to separate accounts of a number of different insurance companies, some of which may be affiliated. Those insurance company separate accounts may offer variable annuity contracts, variable life insurance policies, or both. Underlying Investment Portfolios may also be sold directly to certain qualified plans.

The Board of Directors (or Trustees) of each Underlying Investment Portfolio is responsible for monitoring that Investment Portfolio for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Investment Portfolio. The Board must determine what action, if any, the Underlying Investment Portfolio should take in response to an irreconcilable conflict.

                               OUR GENERAL ACCOUNT

SCOPE OF PROSPECTUS

This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Contract Value to the General Account does not entitle you to share in the investment experience of the General Account.

From time to time, we declare rates at which we will credit interest to Owners' Contract Values in the General Account. We guarantee that this rate will never be less than the minimum rate prescribed by your state. In our sole discretion, we may credit a higher or lower rate of interest to Contract Values in the General Account than are presently being credited. The rate of interest you will earn on assets you allocate to the General Account is guaranteed for three months from the date you make the allocation. This means your interest rate will not change even if we declare an interest rate during your three-month guarantee period that is higher or lower than

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the one being credited to your Contract Value in the General Account. No later than seven business days prior to the end of your three-month guarantee period, we will notify you as to the applicable interest rate (if that rate differs from the current rate) for your next three-month guarantee period should you choose to leave the assets invested in the General Account. At any time during a three-month period, you may transfer from the General Account without any penalty.

TRANSFERS AND WITHDRAWALS

You may transfer any portion of your Contract Value to or from the General Account and may withdraw any portion of your Contract Value from the General Account prior to the Annuity Commencement Date, subject to our rules on transfers. See "Your Right to Transfer Among Sub-accounts and the General Account" and "Your Right to Make Withdrawals, including by Systematic Withdrawals" under "Our Payment of Contract Value to You or a Beneficiary." We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                              CHARGES YOU WILL PAY

NO SALES CHARGES OR WITHDRAWAL FEES

We do not deduct sales charges when you make a Purchase Payment to the Contract, nor do we deduct surrender or withdrawal fees when you withdraw amounts from the Contract. However, if you have not reached the age of 59 1/2, federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT AND INSURANCE CHARGES

There are no separate account or insurance "mortality and expense risk" charges deducted from your Contract. Your Contract guarantees that no separate account or Contract fees and charges will ever be imposed.

EXPENSES OF THE UNDERLYING INVESTMENT PORTFOLIOS

Owners and the Sub-accounts indirectly pay the advisory fees and other expenses of the Underlying Investment Portfolios. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the range of expenses of the Underlying Investment Portfolios for the most recent calendar year. In addition, each Underlying Investment Portfolio's prospectus, which can be viewed at our Website, contains a complete description of the Underlying Investment Portfolio's fees and expenses.

PREMIUM TAXES

We currently do not deduct state premium taxes from Purchase Payments, unless required by state law. If the Annuitant elects an annuity benefit, we will deduct any applicable state premium taxes from the amount available for the annuity benefit. We reserve the right, however, to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Purchase Payments prior to their allocation among the Sub-accounts. Currently, most state premium taxes range from 0% to 4%.

INCOME TAXES

Although we do not currently deduct any charge for income taxes or other taxes that may be attributable to the Separate Account or your Contract, we reserve the right to do so in the future.

             WHO MAY PURCHASE A CONTRACT AND MAKE PURCHASE PAYMENTS

PURCHASE OF A CONTRACT; PARTICIPATION

We issue Contracts to individuals . . Each purchaser must complete the online Contract application at our Website and make an initial Purchase Payment of at least the minimum required amount. You must be at least 18 years of age and younger than 91 years of age to be eligible to purchase the Contract.

A person to whom we issue a Contract, even if the person names someone else as the Annuitant, is the owner of

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the Contract and will possess all the rights under the Contract.

ACCEPTANCE OF INITIAL PURCHASE PAYMENTS. When we receive your completed application, other necessary information and your initial Purchase Payment, we will accept the application and issue the Contract, or reject it, within two business days of receipt.

If you did not properly complete the application, we will retain the Purchase Payment for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Purchase Payment within two business days after we receive the completed application.

If we do not receive a completed application for you within five business days, we will return the Purchase Payment at the end of that period unless we obtain your consent to hold the Purchase Payment for a longer period.

We will deliver a confirmation statement to your Personal File at or about the time we accept your initial Purchase Payment. You should review this confirmation to ensure the transaction was carried out correctly.

CANCELLATION OF CONTRACT. You may surrender a Contract for cancellation within ten days after we place the Contract in your Personal File by executing a Contract Cancellation form through our Website. The ten day period may be extended as required by law in some states. Transfers between Sub-accounts are not permitted during the ten day period (or longer, if required by state law). If you cancel your Contract, we will refund all Purchase Payments you allocated to the General Account, plus your Contract Value in the Separate Account on the date of surrender or, if your state requires, the greater of your Contract Value or your Purchase Payments allocated to the Separate Account. If you cancel the Contract within the ten day period (or longer, if required by state law), Investment Portfolio Operating Expenses will have been deducted.

MAKING PURCHASE PAYMENTS

You may make Purchase Payments directly to us. We will not accept Purchase Payments on or after your 91st birthday. The minimum initial Purchase Payment is $1,000. Thereafter, you may make Purchase Payments at whatever intervals and in whatever amounts you select, except that each additional Purchase Payment must be at least $100. (From time to time we may change these minimums.). We do not limit the total amount of Purchase Payments that can be made under the Contract but we reserve the right to do so in the future. We reserve the right to refuse any Purchase Payment.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your financial institution and losses that may be incurred as a result of any decline in the value of the canceled purchase.

SYSTEMATIC PURCHASE PAYMENTS

Our Systematic Purchase Payments program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Purchase Payments. You can enroll in the program, revise your participation in the program or change the bank account from which Purchase Payments will be made through our Website. You or we may end your participation in the program with 30 days' notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Purchase Payments is $100 whether you choose the monthly or quarterly mode. There is no charge to participate in the Systematic Purchase Payments program.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate Purchase Payments among the Sub-accounts and the General
Account.

We will allocate a Purchase Payment according to the instructions we currently have on file for you. As explained below under the heading "Your Contract Value In The Sub-accounts - Accumulation Unit Values for Transactions," Purchase Payments you allocate to a Sub-account will receive that Sub-account's Accumulation Unit value next computed after our receipt of your Purchase Payment.

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You can view your current allocation instructions through our Website. You may change your allocation instructions for future Purchase Payments from time to time. You can do this by entering it on our Website. Your allocation instructions must specify the percentage, in any whole percentage from 0% to 100%, of each Purchase Payment to be allocated to each of the Sub-accounts or the General Account. The percentages you give us must add up to 100%. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS

CONTACTING AMERICAN LIFE

If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or e-mail us at service@americanlifeny.com or call us at (800) 853-1969 and we will answer as promptly as we can.

You will be able to make all notices, requests and elections required or permitted under the Contracts through our Website.

We may require you to provide certain information to us in paper format. For example, we will require an original copy of the Annuitant's death certificate for purposes of paying the death benefit to your Beneficiary. When required, you should send documents in paper form to the following address:

                 The American Life Insurance Company of New York
                           9920 Corporate Campus Drive
                                   Suite 1000
                           Louisville, Kentucky 40223

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US

Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, we may enhance our systems.

You will be required to provide your user ID and password to access your Personal File and perform transactions at our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and we are not responsible for fraudulent transactions we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Personal File and to notify us promptly of any unusual activity.

We only honor instructions from someone logged into our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so we will not honor requests for transfers or changes received by e-mail, nor will we send Contract information through e-mail. All transfers or changes should be made through our secure Website.

If you want to ensure that our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to our server.

CONFIRMATION STATEMENTS TO OWNERS

We will send a confirmation statement to your Personal File each time you change your allocation instructions,

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we receive a new Purchase Payment from you, you transfer any portion of your
Contract Value among the Sub-accounts or the General Account or you make a withdrawal. The confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly Contract statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction.

                               YOUR CONTRACT VALUE

   Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts and the General Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios and the expenses of the Investment Portfolios.

ACCUMULATION UNITS IN SUB-ACCOUNTS

We use Accumulation Units to represent Contract Values in each Sub-account. We separately value the Accumulation Unit for each Sub-account.

We determine your Contract Value in the Separate Account as of any Business Day by multiplying the number of Accumulation Units credited to you in each Sub-account by the Accumulation Unit value of that Sub-account at the end of the Business Day.

CALCULATION OF ACCUMULATION UNIT VALUES

We determine Accumulation Unit values for the Sub-accounts as of the close of business on each Business Day (generally at the close of the NYSE). A Valuation Period is from the close of a Business Day until the close of the next Business Day.

The dollar value of an Accumulation Unit for each Sub-account will vary from Valuation Period to Valuation Period. The Accumulation Unit value of a Sub-account for any Business Day is equal to the Accumulation Unit value for the previous Business Day multiplied by the ACCUMULATION UNIT VALUE CHANGE FACTOR for that Sub-account on the current day. We determine an ACCUMULATION UNIT VALUE CHANGE FACTOR as follows:

- First, we take the Sub-account's asset value at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Sub-account during the current Valuation Period.

- Then, we divide this amount by the Sub-account's asset value at the end of the previous Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

   Generally, this means that we adjust Accumulation Unit values to reflect the investment experience of the Underlying Investment Portfolios. An Underlying Investment Portfolio's investment experience reflects the deduction of the Investment Portfolio's fees and charges. Thus, a Sub-account's Accumulation Unit value is affected by the Underlying Investment Portfolio's fees and charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.

ACCUMULATION UNIT VALUES FOR TRANSACTIONS

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

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                           TRANSFERS OF CONTRACT VALUE

Subject to the limitations set forth in this Prospectus, you may transfer all or a portion of your Contract Value among the Sub-accounts and between the Separate Account and the General Account. There are no tax consequences to you for transfers.

You may transfer your Contract Value at any time but only through our Website. Please take into account transmittal time, as heavy traffic on the Internet may limit Website availability or Website response. The amount transferred must be at least $100 in total. Your user ID and password are required to effect a transfer. We will honor transfer instructions from any person who provides correct identifying information and we are not responsible for fraudulent transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

All transfers will be confirmed to your Personal File. A transfer request does not change the allocation of current or future Purchase Payments among the Sub-accounts and the General Account.

LIMITATIONS ON TRANSFERS

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio. However, these restrictions will generally not apply to transfers involving Investment Portfolios whose prospectuses disclose that the Investment Portfolios permit short-term trading or Investment Portfolios, such as a money market portfolio, which are generally unaffected by frequent transfers. Please review the respective underlying Investment Portfolio prospectus for details on any Investment Portfolio level information concerning short-term trading or frequent transfers.

We also reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, or a third party advisor acting under a Limited Power of Attorney, if:

     - We believe, in our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any sub-account or the share prices of any Investment Portfolio or would be detrimental to other owners; or

     - We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

     - Your transfer request would result in a redemption of a "substantive" amount from an Investment Portfolio that had been allocated to that Investment Portfolio for less than 30 days; "substantive" means a dollar amount that we determine, in our sole discretion, could adversely affect the management of the Investment Portfolio.

The restrictions imposed can include, but are not limited to, restrictions on transfers (e.g., by limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

If your (or your agent's) Website transfer request is restricted or denied, we will inform you by placing a notice in your Personal File if your requested transfer is not made. Accordingly, you may wish to check your Personal File after you have submitted a transfer request to determine whether it has been made. If your transfer request is not processed by us because of these limitations, you will need to submit a new request at a later date.

ASSET REBALANCING

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Your asset allocation percentages may vary over time from your initial allocation because the value of your Sub-accounts will fluctuate with the investment performance of the Underlying Investment Portfolios. Our Asset Rebalancing feature allows you to automatically reallocate your Contract Value to maintain your desired asset allocation. If you choose to participate in Asset Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. Participation in Asset Rebalancing does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can enroll in Asset Rebalancing at our Website at any time. You must specify the Sub-accounts to which we will realloacte your Contract Value and the percentage of the Contract Value you would like directed to each. The sum of these percentages must equal 100%. Only the portion of your Contract Value allocated to the Separate Account is eligible to participate in Asset Rebalancing; thus, assets of yours held in our General Account will not be affected by Asset Rebalancing. At our Website, you must also instruct us as to the frequency with which you would like Asset Rebalancing to occur. Asset Rebalancing can be set up as a one-time reallocation or on a monthly, quarterly, semi-annual or annual basis.

If you choose to rebalance only once, the rebalancing will take place on the first Business Day following the day of your request. If you select to rebalance on a monthly, quarterly, semi-annual or annual basis, the first rebalancing will take place on the first Business Day following the day of your request and subsequent rebalancings will occur at the beginning of each frequency period thereafter. For example, if we receive a request for quarterly Asset Rebalancing on January 9, your first rebalancing will occur on January 10 (or the following Business Day, as applicable) and every three months thereafter on the 10th (or the following Business Day, as applicable).

You may change your future Asset Rebalancing allocation instructions or stop Asset Rebalancing at any time by visiting our Website and following the directions we provide. We presently do not impose a charge for Asset Rebalancing. We reserve the right to modify, suspend, or terminate Asset Rebalancing at any time and for any reason.

                             THE ACCUMULATION PERIOD

YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SYSTEMATIC WITHDRAWALS

You may withdraw your Contract Value, in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. Your revocation of consent to electronic delivery of documents will be treated by us as a request to surrender the Contract in full and we will pay the proceeds as described below, unless you instruct us that you are exchanging the Contract for another contract.

All withdrawals must be made through our Website. We will pay the proceeds of a withdrawal via electronic funds transfer (EFT) to your bank account or by paper check. We may take up to seven days following receipt of your withdrawal request to process the request. Withdrawals may result in adverse tax consequences to you. See "Income Tax Consequences of Withdrawals" below. You can avoid potential adverse tax consequences of a surrender by making a tax-free exchange of your Contract in accordance with Section 1035 of the Code. Consult your tax adviser.

SYSTEMATIC WITHDRAWALS OPTION. If you have reached age 59 1/2, you may elect to make withdrawals of Contract Value by telling us to withdraw a set amount on either a monthly or quarterly basis. You must specify an amount, which may not be less than $100, and must tell us whether withdrawals should be taken from the Sub-accounts, the General Account or both. We will send the Systematic Withdrawal payments to you, except that we will send them to the Annuitant if you have named someone else as the Annuitant. We will send payments to the bank account designated on our Website via electronic funds transfer (EFT). We will process your first payment on the first Business Day following the day of your request. There is no charge for the Systematic Withdrawals option.

When you are receiving Systematic Withdrawal payments, you may not make Purchase Payments. However, you may transfer Contract Value among Sub-accounts and the General Account and make other withdrawals during this time.

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Systematic Withdrawal payments will continue until the earliest of (a) your death; (b) our receipt of your request through our Website to change or end the payments; (c) the decline in your Contract Value (or in the General Account or in any Sub-account that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next payment due; or (d) your Annuity Commencement Date.

INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible adverse Federal income tax consequences of any withdrawal, including withdrawals under the Systematic Withdrawal Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Purchase Payments you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Purchase Payments (see "Federal Tax Information").

PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless one of the following exceptions applies:

-    you have reached age 59 1/2,

- you are disabled or have died, the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

- in certain other circumstances. Refer to "Federal Tax Information" for a listing of circumstances when the penalty is not due.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW

To tell us the amount of your Contract Value to transfer or withdraw, you may specify to us one of the following:

-    the dollar amount to be taken from each Sub-account and the General
     Account,

- for the Sub-accounts, the number of Accumulation Units to be transferred or withdrawn, or

- the percentage of your Contract Value in a particular Sub-account or in the General Account to be transferred or withdrawn.

For transfers, you also must specify where you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE

During the Accumulation Period, we will pay a death benefit to your Beneficiary upon your death or, when you are not the Annuitant, upon the death of either you or the Annuitant, whichever comes first.

A death benefit claim can be made in writing, by telephone or electronically. We may require certain documents to be submitted to us via U.S. mail. We will pay the death benefit after we have received:

-    due proof of your or, if different, the Annuitant's death;

- notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

- all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Contract Value as of the date on which we receive the items listed above. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below).

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments. We will pay the death benefit in a lump sum if the Beneficiary fails to elect a form of death benefit. The Code imposes special requirements on the payment of a death benefit, as described below. A Beneficiary who wishes to elect a payout option other than a lump sum must consent to receive electronically all documents and reports relating to your Contract.

In general, any method of distribution that your Beneficiary selects must comply with one of the following.

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(a)  FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one-year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(c) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue the Contract. When you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner and the death benefit distribution requirements will not apply until the spouse's death.

TERMINATION OF A CONTRACT

We may, in our sole discretion, return your Contract Value and terminate a Contract prior to the Annuity Commencement Date if:

-    you have not made Purchase Payments for three consecutive years,

-    your Contract Value is less than $500, and

-    you have reached the age 59 1/2.

Before we elect to terminate a Contract, we will notify you of our intention to do so by placing a message in your Personal File and provide a period of 90 days during which you may make additional Purchase Payments to reach the specified minimum. You should check your Personal File regularly. We will pay your Contract Value to you in a single sum if we terminate your Contract.

WHEN WE MAY POSTPONE PAYMENTS

We will pay any amounts due from the Separate Account for a withdrawal (including a Systematic Withdrawal payment), death benefit or termination, and will transfer, subject to our rules on transfers, any amount from the Separate Account to the General Account, within seven days, unless:

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

                               THE ANNUITY PERIOD

AMOUNT OF ANNUITY PAYMENTS

At your Annuity Commencement Date, we will apply your Contract Value to purchase a stream of Annuity Payments (an annuity). Once Annuity Payments have begun, you cannot change the annuity form you have selected nor make Purchase Payments, transfers or withdrawals under the Contract. You may elect to receive your Contract Value by making partial or full withdrawals, including under the Systematic Withdrawals option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Systematic Withdrawals."

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The dollar amount of each of your Annuity Payments will be fixed and we guarantee to make those Payments according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Contract Value. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract.

We will send Annuity Payments directly to the Annuitant's bank account through electronic funds transfer (EFT).

ANNUITY COMMENCEMENT DATE

You must notify us, through our Website, of the Annuity Commencement Date in advance, according to our procedures. You may elect an Annuity Commencement Date that is no earlier than the first day of the first calendar month following the purchase of the Contract and no later than the first day of the month in which you turn 91 years of age.

AVAILABLE FORMS OF ANNUITY

You may select or change the form of annuity at any time prior to 30 days before your Annuity Commencement Date.

You may choose a form of annuity from the following list. You can choose to have us make monthly, quarterly or annual Annuity Payments. You will be the Annuitant, unless you named someone else as the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of ten years (the certain period). If the Annuitant dies before the end of the ten-year certain period, the Annuitant's Beneficiary will receive the Annuity Payments until the end of the ten-year period. If the Beneficiary dies before the end of the ten-year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH TEN-YEAR PERIOD CERTAIN FORM. This annuity form provides a Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the ten-year period, payments continue in the amount last paid until the end of ten years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically and reverts to the Ten Years Certain and Continuous Form.

FULL CASH REFUND FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the amount of total payments we make to you is less than your Contract Value when we began making payments, then we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or

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100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS

If the annuity benefit payable would be less than $240 each year, we may elect to pay the present value of the annuity benefit in a single payment to the payee.

                             ADMINISTRATIVE MATTERS

DESIGNATION OF BENEFICIARY You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by executing and sending to us the online "Change of Beneficiary" form, which can found at our Website. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the change of Beneficiary.

MISCELLANEOUS CONTRACT PROVISIONS

ASSIGNMENT OF CONTRACTS. You may assign your Contract. However, it can be assigned only to someone who has consented to electronic delivery of all documents related to the Contract. Your assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. We cannot assume any responsibility for the validity or effect of any assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs an agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us by means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or your Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

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INFORMATION AND DETERMINATION. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.

                             FEDERAL TAX INFORMATION

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

FEDERAL TAX INFORMATION

   NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated

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Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

         -   made on or after the taxpayer reaches age 59 1/2;

         -   made on or after the death of an Owner;

         -   attributable to the taxpayer's becoming disabled; or

         - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

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   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January

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1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

     YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING INVESTMENT PORTFOLIOS

We will vote the shares of the Underlying Investment Portfolios owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Investment Portfolios. We will cast our votes according to instructions we receive from Owners. The number of Underlying Investment Portfolio shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Investment Portfolio.

We will vote 100% of the shares that a Sub-account owns. If you do not send us voting instructions, we will vote the shares attributable to your Contract Value in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Investment Portfolio.

Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Investment Portfolio will receive information about the matters to be voted on, including the Underlying Investment Portfolio's proxy statement and a voting instructions form to return to us. We will send this information to your Personal File and advise you how you can return your voting instructions to us. You should check your Personal File regularly for proxies.

We may elect to vote the shares of the Underlying Investment Portfolios held by our Separate Account in our own discretion if the 1940 Act is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

                      FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the Sub-accounts and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners or regulatory authorities, if required. We may:

   -  create new separate accounts;

   - combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   - transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

   -  transfer the Separate Account to another insurance company;

   - add new sub-accounts to or remove sub-accounts from the Separate Account, or combine sub-accounts;

   -  make the sub-accounts available under other policies we issue;

   -  add new Investment Portfolios or remove existing Investment Portfolios;

   - substitute new Investment Portfolios for any existing Investment Portfolio, which we determine, is no longer appropriate in light of the purposes of the Separate Account;

   -  deregister the Separate Account under the Investment Company Act of 1940;
      and

   - operate the Separate Account under the direction of a committee or in another form.

                                LEGAL PROCEEDINGS

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

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                              FINANCIAL STATEMENTS

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of The American Separate Account 5 are included in the Statement of Additional Information.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements of The American Life Insurance Company of New York at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of The American Separate Account 5 at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                      DEFINITIONS WE USE IN THIS PROSPECTUS

ACCUMULATION PERIOD -- For an Owner, the period under a Contract when Purchase Payments are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Contract Value in full before the Annuity Commencement Date.

ACCUMULATION UNIT -- A measure we use to calculate the value of an Owner's interest in each of the Sub-accounts. Each Sub-account has its own Accumulation Unit value.

ANNUITANT -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Contract Value is used to provide Annuity Payments.

ANNUITY PAYMENTS -- A series of equal payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Contract Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(s) -- The flexible premium deferred annuity contract (or contracts) described in this Prospectus.

CONTRACT VALUE -- The value of an Owner's Accumulation Units in the Sub-accounts plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. As used in this Prospectus, the term "Contract Value" may mean all or any part of your total Contract Value.

ELIGIBLE SPOUSE -- The person to whom an Owner or Annuitant is legally married.

GENERAL ACCOUNT -- Assets we own that are not in a separate account, but rather are held as part of our general assets in the three-month guaranteed interest division of our General Account. Amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

OWNER -- The person to whom we issued a Contract. PURCHASE PAYMENTS -- Amounts contributed from time to time under a Contract during the Accumulation Period.

SEPARATE ACCOUNT -- The American Separate Account 5, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SUB-ACCOUNT -- One of the divisions of the Separate Account. Each Sub-account's name corresponds to the name of the Underlying Investment Portfolio in which it invests.

UNDERLYING INVESTMENT PORTFOLIOS -- The variable investment options available under the Contract. These are the Investment Portfolios in which the Sub-accounts invest.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD -- A period beginning on the close of business of a Business Day and ending on the close of the next Business Day.

WE, US, OUR -- Refer to The American Life Insurance Company of New York.

WEBSITE -- Means our Internet address at https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly through this Prospectus as all references to our Internet address are inactive, textual references only.

YOU, YOUR -- Refer to an Owner.

                     OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contract and our operations.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Distribution of the Contracts                                    B-2
Calculation of Accumulation Unit Values                          B-2
Yield and Performance Information                                B-2
Safekeeping of Separate Account Assets                           B-4
State Regulation                                                 B-4
Periodic Reports                                                 B-5
Legal Proceedings                                                B-5
Additional Information                                           B-6
Financial Statements                                             B-6

HOW TO VIEW THE STATEMENT OF ADDITIONAL INFORMATION

The SAI, dated May 3, 2004 may be viewed at our Website.

The Securities and Exchange Commission has a website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's website. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following table shows Accumulation Unit Values and the number of Accumulation Units outstanding for each of the Sub-accounts of The American Separate Account 5 for the specified periods. The financial data included in the table should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

              AMERICAN NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
                           AMERICAN SEPARATE ACCOUNT 5
                         CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
INCOME AND GROWTH FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.829   $        1.029   $        1.000
Ending AUV                                                                    $        1.073   $        0.829   $        1.029

Ending number of AUs                                                                     924                0               20

INTERNATIONAL FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.815   $        1.023   $        1.000
Ending AUV                                                                    $        1.015   $        0.815   $        1.023

Ending number of AUs                                                                     118              472                0

ULTRA FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.806   $        1.040   $        1.000
Ending AUV                                                                    $        1.006   $        0.806   $        1.040

Ending number of AUs                                                                  11,692                0               19

VALUE FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.908   $        1.039   $        1.000
AUV at end of period                                                          $        1.171   $        0.908   $        1.039

Ending number of AUs                                                                   2,379            1,772               20

VISTA FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.832   $        1.037   $        1.000
Ending AUV                                                                    $        1.184   $        0.832   $        1.037

Ending number of AUs                                                                     820                0               20

CREDIT SUISSE TRUST:

EMERGING GROWTH FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.436              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

EMERGING MARKETS FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.452              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

GLOBAL POST-VENTURE CAPITAL FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.521              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

INTERNATIONAL FOCUS FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.364              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

LARGE CAP VALUE FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.258              N/A              N/A

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Ending number of AUs                                                                       0              N/A              N/A

SMALL CAP VALUE FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.302              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

TAX EFFICIENT FUND (INCEPTION DATE FEBRUARY 3, 2003)
Beginning AUV                                                                 $        1.000              N/A              N/A
Ending AUV                                                                    $        1.267              N/A              N/A

Ending number of AUs                                                                       0              N/A              N/A

DELAWARE INVESTMENTS VIP TRUST SERIES:

BALANCED FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.868   $        1.000              N/A
Ending AUV                                                                    $        1.031   $        0.868              N/A

Ending number of AUs                                                                       0                0              N/A

EMERGING MARKETS FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.916   $        1.000              N/A
Ending AUV                                                                    $        1.557   $        0.916              N/A

Ending number of AUs                                                                  21,575                0              N/A

GROWTH OPPORTUNITIES FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.790   $        1.000              N/A
Ending AUV                                                                    $        1.113   $        0.790              N/A

Ending number of AUs                                                                       0                0              N/A

HIGH YIELD FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.996   $        1.000              N/A
Ending AUV                                                                    $        1.274   $        0.996              N/A

Ending number of AUs                                                                   4,131                0              N/A

INTERNATIONAL VALUE EQUITY FUND (INCEPTION DATE MAY 2, 2002))
Beginning AUV                                                                 $        0.838   $        1.000              N/A
Ending AUV                                                                    $        1.197   $        0.838              N/A

Ending number of AUs                                                                     109                0              N/A

LARGE CAP VALUE FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.815   $        1.000              N/A
Ending AUV                                                                    $        1.044   $        0.815              N/A

Ending number of AUs                                                                   5,244                0              N/A

REIT SERIES FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.946   $        1.000              N/A
Ending AUV                                                                    $        1.264   $        0.946              N/A

Ending number of AUs                                                                  42,452                0              N/A

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.748   $        1.000              N/A
Ending AUV                                                                    $        1.040   $        0.748              N/A

Ending number of AUs                                                                       0                0              N/A

SMALL CAP VALUE FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.805   $        1.000              N/A
Ending AUV                                                                    $        1.140   $        0.805              N/A

Ending number of AUs                                                                       0                0              N/A

TREND FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.818   $        1.000              N/A
Ending AUV                                                                    $        1.102   $        0.818              N/A

Ending number of AUs                                                                       0                0              N/A

U.S. GROWTH FUND (INCEPTION DATE MAY 2, 2002)
Beginning AUV                                                                 $        0.739   $        1.000              N/A
Ending AUV                                                                    $        0.912   $        0.739              N/A

Ending number of AUs                                                                       0                0              N/A

INVESCO VARIABLE INVESTMENT FUND:

CORE EQUITY FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.823   $        1.017   $        1.000
Ending AUV                                                                    $        1.009   $        0.823   $        1.017

Ending number of AUs                                                                       0                0               20

DYNAMICS FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.712   $        1.045   $        1.000
Ending AUV                                                                    $        0.981   $        0.712   $        1.045

Ending number of AUs                                                                   2,888            1,712               19

FINANCIAL SERVICES FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.870   $        1.022   $        1.000
Ending AUV                                                                    $        1.127   $        0.870   $        1.022

Ending number of AUs                                                                   2,442            2,150               20

GROWTH FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.595   $        0.975   $        1.000
Ending AUV                                                                    $        0.773   $        0.595   $        0.975

Ending number of AUs                                                                   3,500            3,183               20

HEALTH SCIENCES FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.762   $        1.009   $        1.000
Ending AUV                                                                    $        0.974   $        0.762   $        1.009

Ending number of AUs                                                                       0                0               20

HIGH YIELD FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.994   $        1.007   $        1.000
Ending AUV                                                                    $        1.242   $        0.994   $        1.007

Ending number of AUs                                                                       0                0               20

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.120   $        1.052   $        1.000
Ending AUV                                                                    $        1.554   $        1.120   $        1.052

Ending number of AUs                                                                     421                0               20

SMALL COMPANY GROWTH FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.737   $        1.070   $        1.000
Ending AUV                                                                    $        0.983   $        0.737   $        1.070

Ending number of AUs                                                                       0                0               19

TECHNOLOGY FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.532   $        1.000   $        1.000
Ending AUV                                                                    $        0.772   $        0.532   $        1.000

Ending number of AUs                                                                       0                0               19

TELECOMMUNICATIONS FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.499   $        1.015   $        1.000
Ending AUV                                                                    $        0.670   $        0.499   $        1.015

Ending number of AUs                                                                       0                0               20

TOTAL RETURN FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.902   $        1.005   $        1.000
Ending AUV                                                                    $        1.056   $        0.902   $        1.005

Ending number of AUs                                                                       0                0               20

UTILITIES FUND (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.759   $        0.952   $        1.000
Ending AUV                                                                    $        0.891   $        0.759   $        0.952

Ending number of AUs                                                                       0                0               21

NAVELLIER VARIABLE INSURANCE SERIES FUND, INC. :
GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.767   $        1.000              N/A
Ending AUV                                                                    $        1.076   $        0.767              N/A

Ending Number of AUs                                                                  26,979                0              N/A

PIMCO VARIABLE INSURANCE TRUST:

FOREIGN BOND PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.068   $        0.991   $        1.000
Ending AUV                                                                    $        1.092   $        1.068   $        0.991

Ending Number of AUs                                                                  10,768            2,151               20

HIGH YIELD PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.984   $        1.007   $        1.000
Ending AUV                                                                    $        1.210   $        0.984   $        1.007

Ending Number of AUs                                                                  17,109           16,811           19,835

LONG-TERM U.S. GOVERNMENT PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.185   $        1.011   $        0.998
Ending AUV                                                                    $        1.231   $        1.185   $        1.011

Ending Number of AUs                                                                       0                0               21

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                       2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------


The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
LOW DURATION PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.068   $        1.001   $        1.000
Ending AUV                                                                    $        1.093   $        1.068   $        1.001

Ending Number of AUs                                                                   4,600                0               21

MONEY MARKET PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.015   $        1.001   $        1.000
Ending AUV                                                                    $        1.022   $        1.015   $        1.001

Ending Number of AUs                                                                  59,587                0                0

REAL RETURN PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.184   $        1.006   $        1.000
Ending AUV                                                                    $        1.289   $        1.184   $        1.006

Ending Number of AUs                                                                  26,135                0               20

SHORT-TERM PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.027   $        1.000   $        1.000
Ending AUV                                                                    $        1.048   $        1.027   $        1.000

Ending Number of AUs                                                                  86,022                0               20

STOCKSPLUS GROWTH AND INCOME PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.858   $        1.020   $        1.000
Ending AUV                                                                    $        1.119   $        0.858   $        1.020

Ending Number of AUs                                                                 146,420                0               20

TOTAL RETURN PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.093   $        1.005   $        1.000
Ending AUV                                                                    $        1.148   $        1.093   $        1.005

Ending Number of AUs                                                                 119,760            3,459               20

TOTAL RETURN II PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        1.085   $        1.008   $        1.000
Ending AUV                                                                    $        1.140   $        1.085   $        1.008

Ending Number of AUs                                                                       0                0               21

PIONEER VARIABLE CONTRACTS TRUST

EQUITY INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.834   $        1.000              N/A
Ending AUV                                                                    $        1.019   $        0.834              N/A

Ending number of AUs                                                                     973                0              N/A

EUROPE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.824   $        1.000              N/A
Ending AUV                                                                    $        1.096   $        0.824              N/A

Ending number of AUs                                                                     112                0              N/A

FUND PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.823   $        1.000              N/A
Ending AUV                                                                    $        1.016   $        0.823              N/A

Ending number of AUs                                                                       0                0              N/A

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.941   $        1.000              N/A
Ending AUV                                                                    $        1.287   $        0.941              N/A

Ending number of AUs                                                                  35,809                0              N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.837   $        1.000              N/A
Ending AUV                                                                    $        1.147   $        0.837              N/A

Ending number of AUs                                                                       0                0              N/A

REAL ESTATE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.939   $        1.000              N/A
Ending AUV                                                                    $        1.262   $        0.939              N/A

Ending number of AUs                                                                       0                0              N/A

SMALL CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.762   $        1.000              N/A
Ending AUV                                                                    $        1.029   $        0.762              N/A

Ending number of AUs                                                                       0                0              N/A

ROYCE CAPITAL FUNDS:
MICRO-CAP PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.911   $        1.045   $        1.000
Ending AUV                                                                    $        1.358   $        0.911   $        1.045

Ending Number of AUs                                                                  17,250            2,840               20

SMALL-CAP PORTFOLIO (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.911   $        1.057   $        1.000
Ending AUV                                                                    $        1.286   $        0.911   $        1.057

Ending Number of AUs                                                                  42,084            7,768               20

SAFECO RESOUCE SERIES TRUST:
BOND PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        1.069   $        1.000              N/A
Ending AUV                                                                    $        1.104   $        1.069              N/A

Ending Number of AUs                                                                       0                0              N/A

CORE EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.803   $        1.000              N/A
Ending AUV                                                                    $        1.002   $        0.803              N/A

Ending Number of AUs                                                                       0                0              N/A

GROWTH OPPORTUNITIES PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.664   $        1.000              N/A
Ending AUV                                                                    $        0.949   $        0.664              N/A

Ending Number of AUs                                                                       0                0              N/A

MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        1.110   $        1.000              N/A
Ending AUV                                                                    $        1.015   $        1.110              N/A

Ending number of AUs                                                                       0                0              N/A

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.778   $        1.000              N/A
Ending AUV                                                                    $        1.131   $        0.778              N/A

Ending number of AUs                                                                       0                0              N/A

SMALL COMPANY VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.865   $        1.000              N/A
Ending AUV                                                                    $        1.234   $        0.865              N/A

Ending Number of AUs                                                                       0                0              N/A

SCUDDER INVESTMENT VIT FUNDS:
EAFE INDEX FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.785   $        1.000              N/A
Ending AUV                                                                    $        1.045   $        0.785              N/A

Ending number of AUs                                                                     409           36,206              N/A

EQUITY 500 INDEX FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.817   $        1.000              N/A
Ending AUV                                                                    $        1.045   $        0.817              N/A

Ending number of AUs                                                                   6,349            4,247              N/A

SMALL CAP INDEX FUND (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.758   $        1.000              N/A
Ending AUV                                                                    $        1.106   $        0.758              N/A

Ending number of AUs                                                                       0                0              N/A

THIRD AVENUE VARIABLE SERIES TRUST:
VARIABLE ANNUITY TRUST (INCEPTION DATE DECEMBER 13, 2001)
Beginning AUV                                                                 $        0.919   $        1.029   $        1.000
Ending AUV                                                                    $        1.309   $        0.919   $        1.029

Ending Number of AUs                                                                  15,771              620               20

VAN KAMPEN LIFE INVESTMENT TRUST:
AGGRESSIVE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.724   $        1.000              N/A
Ending AUV                                                                    $        1.005   $        0.724              N/A

Ending Number of AUs                                                                       0                0              N/A

COMSTOCK PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.813   $        1.000              N/A
Ending AUV                                                                    $        1.063   $        0.813              N/A

Ending number of AUs                                                                   9,233                0              N/A

EMERGING GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.734   $        1.000              N/A
Ending AUV                                                                    $        0.932   $        0.734              N/A

Ending number of AUs                                                                       0                0              N/A

GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        1.071   $        1.000              N/A
Ending AUV                                                                    $        1.087   $        1.071              N/A

Ending number of AUs                                                                       0           88,298              N/A

GROWTH & INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2002)

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Beginning AUV                                                                 $        0.823   $        1.000              N/A
Ending AUV                                                                    $        1.051   $        0.823              N/A

Ending number of AUs                                                                       0                0              N/A

The tables below provide per unit information about the financial history of each Sub-account.

                                                                                        2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:
CORE PLUS FIXED INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        1.056   $        1.000              N/A
Ending AUV                                                                    $        1.105   $        1.056              N/A

Ending Number of AUs                                                                       0                0              N/A

EMERGING MARKETS DEBT PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        1.024   $        1.000              N/A
Ending AUV                                                                    $        1.310   $        1.024              N/A

Ending number of AUs                                                                     928                0              N/A

EMERGING MARKETS EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.813   $        1.000              N/A
Ending AUV                                                                    $        1.217   $        0.813              N/A

Ending number of AUs                                                                     163           27,109              N/A

GLOBAL VALUE EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.792   $        1.000              N/A
Ending AUV                                                                    $        1.022   $        0.792              N/A

Ending number of AUs                                                                  21,768                0              N/A

INTERNATIONAL MAGNUM PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.820   $        1.000              N/A
Ending AUV                                                                    $        1.044   $        0.820              N/A

Ending number of AUs                                                                   1,633                0              N/A

MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.739   $        1.000              N/A
Ending AUV                                                                    $        1.048   $        0.739              N/A

Ending number of AUs                                                                       0                0              N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.749   $        1.000              N/A
Ending AUV                                                                    $        1.059   $        0.749              N/A

Ending number of AUs                                                                       0                0              N/A

TECHNOLOGY PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.680   $        1.000              N/A
Ending AUV                                                                    $        1.006   $        0.680              N/A

Ending number of AUs                                                                       0                0              N/A

U.S. REAL ESTATE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.907   $        1.000              N/A
Ending AUV                                                                    $        1.247   $        0.907              N/A

Ending number of AUs                                                                       0                0              N/A

VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2002)
Beginning AUV                                                                 $        0.764   $        1.000              N/A
Ending AUV                                                                    $        1.024   $        0.764              N/A

Ending number of AUs                                                                       0                0              N/A

PROSPECTUS

DATED: MAY 3, 2004

VARIABLE ACCUMULATION ANNUITY CONTRACTS

FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

ISSUED BY

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
435 HUDSON STREET, 2ND FLOOR, NEW YORK, NEW YORK 10014

THROUGH
THE AMERICAN SEPARATE ACCOUNT 5

THE CONTRACTS - This Prospectus describes individual flexible premium deferred variable annuity contracts (CONTRACTS), which are available SOLELY through our website at the following Internet address:
https://secure.americanlifeny.com/annuity/begin.cfm (WEBSITE). Certain intermediaries may provide links on their websites to our Website.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BEFORE PURCHASING THE CONTRACT, YOU MUST CONSENT TO OUR DELIVERING ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT AND THE UNDERLYING INVESTMENT PORTFOLIOS. PAPER VERSIONS OF THESE DOCUMENTS WILL NOT BE SENT. OF COURSE, YOU CAN PRINT OUT ANY DOCUMENT WE MAKE AVAILABLE OR TRANSMIT TO YOU, AND WE ENCOURAGE YOU TO DO SO. YOU MAY REVOKE YOUR CONSENT AT ANY TIME. REVOCATION WILL CONSTITUTE A SURRENDER OF YOUR CONTRACT AND WE WILL PAY THE PROCEEDS TO YOU, UNLESS YOU INSTRUCT US THAT YOU ARE EXCHANGING YOUR CONTRACT. THERE MAY BE ADVERSE TAX CONSEQUENCES OF A SURRENDER. THERE IS NO FEE OR CHARGE TO EXCHANGE YOUR CONTRACT FOR ANOTHER CONTRACT AND YOU MAY BE ABLE TO DO SO ON A TAX-FREE BASIS.

YOUR PURCHASE PAYMENTS - You may make Purchase Payments in the amounts and at the frequency you choose (subject to certain minimums).

A Contract can help you accumulate money for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide Annuity Payments that begin at a future date.

INVESTMENT OPTIONS FOR YOUR CONTRACT VALUE - You may allocate your Contract Value to any of the Sub-accounts of The American Separate Account 5 (the SEPARATE ACCOUNT) or to our General Account. You may transfer all or any part of your Contract Value among the available Sub-accounts and the General Account at any time, without charge, subject to our rules on transfers. The Sub-accounts invest in the following Investment Portfolios (the UNDERLYING INVESTMENT PORTFOLIOS). The prospectuses for the Underlying Investment Portfolios describe the investment objectives, policies and risks of each of the Underlying Investment Portfolios. YOU CAN VIEW AT OUR WEBSITE THE CURRENT PROSPECTUS OF EACH UNDERLYING INVESTMENT PORTFOLIO, WHICH INCLUDES INFORMATION ABOUT THE INVESTMENT PORTFOLIOS' MANAGEMENT FEES AND OTHER EXPENSES YOU WILL BEAR INDIRECTLY.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SUB-ACCOUNT. You bear the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Sub-account. The value of your allocations to the Sub-accounts will reflect the performance of the Underlying Investment Portfolios.

We pay a fixed rate of interest on your Contract Value in our General Account, and we may change the rate from time to time. This Prospectus describes the Separate Account and its Sub-accounts, but there is a brief description of the General Account under the heading "Our General Account."

STATEMENT OF ADDITIONAL INFORMATION - A Registration Statement relating to the Contracts, which includes a Statement of Additional Information (an SAI) dated May 3, 2004, has been filed with the Securities and Exchange Commission (COMMISSION). The SAI is incorporated into this Prospectus by reference. The SAI's table of contents appears at the end of this Prospectus. You may view the SAI at our Website or by visiting the Commission's website at www.sec.gov.

PROSPECTUSES - This Prospectus contains information about the Contracts that you should know before investing. You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. You should also read the current Underlying Investment Portfolio prospectuses, which can be viewed at our Website. These prospectuses contain additional information about the investment objectives and policies of the Underlying Investment Portfolios and their total expenses.

THE CONTRACTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR DOES THE FDIC INSURE THEM. THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

UNDERLYING INVESTMENT PORTFOLIOS

AIM V.I. Growth Fund Series I

AIM V.I. High Yield Fund Series I

AIM V.I. Real Estate Fund Series I

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Ultra(R) Fund

American Century VP Value Fund

American Century VP Vista(SM) Fund

Choice VIT Market Neutral Fund - (Not available until on or after 5/19/04

Credit Suisse Trust - Emerging Markets Portfolio

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - Blue Chip Portfolio

Credit Suisse Trust - Mid Cap Growth

Credit Suisse Trust - Small Cap Growth

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Credit Suisse Trust - Small Cap Value Portfolio

Delaware VIP Balanced Series (Service Class)

Delaware VIP Emerging Markets Series (Service Class)

Delaware VIP Growth Opportunities Series (Service Class)

Delaware VIP High Yield Series (Service Class)

Delaware VIP International Value Equity Series (Service Class)

Delaware VIP Large Cap Value Series (Service Class)

Delaware VIP REIT Series (Service Class)

Delaware VIP Select Growth Series (Service Class)

Delaware VIP Small Cap Value Series (Service Class)

Delaware VIP Trend Series

Delaware VIP Growth Series

INVESCO VIF - Core Equity Fund - Series I Shares

INVESCO VIF - Dynamics Fund

INVESCO VIF - Financial Services Fund - Series I Shares

INVESCO VIF - Health Sciences Fund - Series I Shares

INVESCO VIF - High Yield Fund

INVESCO VIF - Small Company Growth Fund

INVESCO VIF - Technology Fund - Series I Shares

INVESCO VIF - Total Return Fund

INVESCO VIF - Utilities Fund

Navellier Variable Insurance Series Fund, Inc. - Growth Portfolio (Closed to new money)

PIMCO VIT - Foreign Bond Portfolio (U.S. Dollar - Hedged)

PIMCO VIT - High Yield Portfolio (Administrative Class)

PIMCO VIT - Long-Term U.S. Government Portfolio (Administrative Class)

PIMCO VIT - Low Duration Portfolio (Administrative Class)

PIMCO VIT - Money Market Portfolio (Administrative Class)

PIMCO VIT - Real Return Portfolio (Administrative Class)

PIMCO VIT - Short-Term Portfolio (Administrative Class)

PIMCO VIT - Stocks PLUS Growth and Income Portfolio (Administrative Class)

PIMCO VIT Total Return II Portfolio

Delaware VIP Social Awareness Series (Service Class)

Delaware VIP Trend Series (Service Class)

Delaware U.S. Growth Series (Service Class)

Pioneer Equity Income VCT Portfolio (Class II Shares)

Pioneer Europe VCT Portfolio (Class II Shares)

Pioneer Fund VCT Portfolio (Class II Shares)

Pioneer High Yield VCT Portfolio (Class II Shares)

Pioneer Mid Cap Value VCT Portfolio (Class II Shares)

Pioneer Small Cap Value VCT Portfolio (Class II Shares)

Pioneer Real Estate Shares VCT Portfolio (Class II Shares)

Royce Capital Fund Micro-Cap Portfolio

Royce Capital Fund Small-Cap Portfolio

SAFECO Resource Series Trust - Core Equity Portfolio

SAFECO Resource Series Trust - Growth Opportunities Portfolio

SAFECO Resource Series Trust - Multi-Cap Portfolio

SAFECO Resource Series Trust - Bond Portfolio

SAFECO Resource Series Trust - Money Market Portfolio

SAFECO Resource Series Trust - Small-Cap Value Portfolio

Scudder Investment VIT Funds - EAFE(R) Equity Index Fund (Class B Shares)

Scudder Investment VIT Funds - Small Cap Index Fund (Class B Shares)

Scudder Investment VIT Funds - Equity 500 Index Fund (Class B Shares)

Third Avenue Value Portfolio

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio Fixed Income Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc. - Global Value Equity Portfolio

The Universal Institutional Funds, Inc. - International Magnum Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Value Portfolio

The Universal Institutional Funds, Inc. - Technology Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. - Value Portfolio

Van Kampen Life Investment Trust - Aggressive Growth Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Comstock Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Emerging Growth Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Government Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Growth and Income Portfolio (Class II Shares)

Rydex Variable Trust - Not available until on or after 5/14/04

Managed by Rydex Global Advisors

Rydex Juno Fund

Rydex Medius Fund

Rydex Mekros Fund

Rydex Nova Fund

Rydex OTC Fund

Rydex Sector Rotation Fund

Rydex Ursa Fund

Rydex U.S. Government Bond Fund

Rydex U.S. Government Money Market Fund

Rydex Arktos Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dynamic Dow 30 Fund

Rydex Inverse Mid-Cap Fund

Rydex Inverse Small-Cap Fund

Rydex Large-Cap Europe Fund

Rydex Large-Cap Japan Fund

Rydex Large-Cap Growth Fund

Rydex Large-Cap Value Fund

Rydex Leisure Fund

Rydex Long Dynamic Dow 30 Fund

Rydex Mid-Cap Growth Fund

Rydex Mid-Cap Value Fund

Rydex Precious Metals Fund

Rydex Real Estate Sector Fund

Rydex Retailing Fund

Rydex Small-Cap Growth Fund

Rydex Small-Cap Value Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Titan 500 Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Velocity 100 Fund

policies of the

TABLE OF CONTENTS

TABLE OF CONTENTS                                                             PAGE
HIGHLIGHTS                                                                       1
TABLE OF ANNUAL FEES AND EXPENSES                                                1
Accumulation Unit Values for the Sub-accounts                                    2
ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT                                     8
Our Separate Account                                                             9
UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS           9
Investment Advisers for the Underlying Investment Portfolios                    30
CHARGES YOU WILL PAY                                                            34
No Sales Charges or Withdrawal Fees                                             34
Mortality and Expense Risk Charge                                               34
Expenses of the Underlying Investment Portfolios                                34
Premium Taxes                                                                   34
Income Taxes                                                                    35

WHO MAY PURCHASE A CONTRACT AND MAKE PURCHASE PAYMENTS                          35
Purchase of a Contract; Participation                                           35
Payment of Purchase Payments                                                    36
Systematic Purchase Payments                                                    36
Allocation of Purchase Payments                                                 36
HOW TO CONTACT US AND GIVE US INSTRUCTIONS                                      37
Contacting American Life                                                        37
Security of Electronic Communications with Us                                   37
Confirmation Statements to Owners                                               38
YOUR CONTRACT VALUE                                                             38
Accumulation Units in Sub-accounts                                              38
Calculation of Accumulation Unit Values                                         38
Accumulation Unit Values for Transactions                                       39
TRANSFERS OF CONTRACT VALUE                                                     39
Limitation on Transfers                                                         39
Limitation on Transfers Involving International Sub-accounts                    40
Asset Rebalancing                                                               41
THE ACCUMULATION PERIOD                                                         41
Your Right to Make Withdrawals, including by Systematic Withdrawals             41
How to Tell Us an Amount to Transfer or Withdraw                                43
Death Benefit Prior to Annuity Commencement Date                                43
Spousal Continuation                                                            44
Termination of a Contract                                                       45
When We May Postpone Payments                                                   45
THE ANNUITY PERIOD                                                              46
Amount of Annuity Payments                                                      46
Annuity Commencement Date                                                       46
Available Forms of Annuity                                                      46
Death Benefit After Annuity Commencement Date                                   48
Lump Sum for Small Annuity Payments                                             48
OUR GENERAL ACCOUNT                                                             48
Scope of Prospectus                                                             48
General Description                                                             48
Transfers and Withdrawals                                                       49
ADMINISTRATIVE MATTERS                                                          49
Designation of Beneficiary                                                      49
Miscellaneous Contract Provisions                                               50
PRINCIPAL UNDERWRITER                                                           50
FEDERAL TAX INFORMATION                                                         51
Obtaining Tax Advice                                                            51
Payments Under Annuity Contracts Generally                                      51
Distributions under a Contract                                                  52
Penalty Taxes for Withdrawals                                                   52
Estate Taxes; Tax Liability of Beneficiary for Death Benefit                    53
Withholding on Annuity Payments and Other Distributions                         53
Diversification of Investments                                                  54
Owner Control                                                                   54
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING INVESTMENT PORTFOLIOS         55
FUNDING AND OTHER CHANGES WE MAY MAKE                                           55
LEGAL PROCEEDINGS                                                               56
DEFINITIONS WE USE IN THIS PROSPECTUS                                           58
OUR STATEMENT OF ADDITIONAL INFORMATION

This Prospectus is not an offering in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any dealer, salesperson or other person to give any information or to make any representations about the Contracts other than those in this Prospectus. A prospective purchaser who receives unauthorized information or representations must not rely on them to make any purchase decision.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Sub-accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

SALES LOAD IMPOSED ON PURCHASES (as a percentage of purchase payments)    None
DEFERRED SALES LOAD (as a percentage of purchase payments)                None
SURRENDER FEES (as a percentage of purchase payments)                     None
TRANSFER FEE                                                              None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Underlying Investment Portfolios' fees and expenses.

ANNUAL CONTRACT FEE                                                       None
ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(as a percentage of average net assets)
Mortality and Expense Risk  Charge                                        0.47%
Other Fees and Expenses                                                   NONE
TOTAL ANNUAL EXPENSES OF THE SEPARATE ACCOUNT (as a percentage of
average net assets)                                                       0.47%

The next item shows the minimum and maximum total operating expenses charged by the Underlying Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Investment Portfolio's fees and expenses is contained in the prospectus for each Underlying Investment Portfolio.

                                                                                   MINIMUM   MAXIMUM
UNDERLYING INVESTMENT PORTFOLIO TOTAL OPERATING EXPENSES (expenses that are deducted from Underlying Investment Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses) (1)                    0.50%     5.04%

(1) The minimum and maximum Underlying Investment Portfolio Total Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Underlying Investment Portfolio Total Operating Expenses for the affected Investment Portfolio. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Investment Portfolio fees and expenses. State premium taxes, if any, are not reflected.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                                      10
                                                                        1 YEAR   3 YEARS   5 YEARS   YEARS
ASSUMING MAXIMUM UNDERLYING INVESTMENT PORTFOLIO TOTAL OPERATING
EXPENSES                                                                 $1,551  $ 4,181   $ 6,287  $ 9,896

                                                                                                      10
                                                                        1 YEAR   3 YEARS   5 YEARS   YEARS
ASSUMING MINIMUM UNDERLYING INVESTMENT PORTFOLIO TOTAL OPERATING
EXPENSES                                                                 $ 97      $ 302     $ 526  $ 1,166

ACCUMULATION UNIT VALUES FOR THE SUB-ACCOUNTS

Prior to the date of this Prospectus, we had not offered the Contracts for sale. Therefore, there is no financial information for the Sub-accounts. In the future, Appendix A to this Prospectus will contain tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that will be included in the Statement of Additional Information.

HIGHLIGHTS

The references in this Highlights section direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."

OUR CONTRACTS

A Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Purchase Payments to a Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Purchase Payments from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Purchase Payments to a Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Contract Value, in most circumstances. Refer to "Federal Tax Information."

IMPORTANT INFORMATION CONCERNING YOUR CONTRACT

- You can only purchase the Contract and you can only access documents relating to the Contract and the Underlying Investment Portfolios electronically. You have no right, under any circumstances, to receive paper documents from us. The only way to get paper copies is to print them from your computer.

- Regular and continuous Internet access is required to access all documents relating to the Contract and the Underlying Investment Portfolios. You should not invest if you do not have regular and continuous Internet access.

- You can withdraw your consent to our delivering documents electronically. However, withdrawal of consent will terminate our relationship resulting in a surrender of your Contract. Your withdrawal of consent will become effective immediately after our delivery of the confirmation of your surrender transaction.

- There may be adverse tax consequences when you surrender your Contract. The taxable portion of the surrender proceeds will be subject to ordinary income tax and may be subject to a 10% tax penalty. You can avoid these potential adverse tax consequences by making a tax-free exchange of your Contract to another annuity contract in accordance with
     Section 1035 of the Internal Revenue Code. Consult your tax adviser.

- Current prospectuses and all required reports for the Contract and the Underlying Investment Portfolios are available at our Website. You should visit the Website regularly. If you do not, you will not be aware of the availability of certain materials relating to your Contract. We post updated prospectuses for the Contract and the Underlying Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Personal File. Underlying Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Underlying Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Underlying Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed.

- We will deliver all other documents electronically to your Personal File. Your Personal File is an electronic folder through which you can access personal documents relating to your Contract, such as transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Personal File at the time you purchase the Contract and we maintain it for you at our Website. You bear the risk of loss if unauthorized persons obtain your user ID and password and conduct any transactions on your behalf.

     However, you can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver Contract statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your Contract statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

- You should regularly check your Personal File as you will have no other guaranteed means of knowing that information has been delivered to your Personal File. We may, from time to time, notify you by e-mail that we have delivered documents. However, this is no substitute for regularly checking your Personal File.

- We will allow you to have access to your Personal File even after you revoke your consent to our electronic delivery of documents or otherwise surrender or exchange your Contract. However, we reserve the right to delete your Personal File upon 30 days' notice, which we will deliver to your Personal File. Upon receipt of such a notice, you should consider printing the information held in your Personal File as we will not provide paper copies of any deleted document.

- We have no present intention of deleting documents from your Personal File. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Personal File so that you will have an opportunity to print the documents that are subject to deletion.

- If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or you can e-mail us at service@americanlifeny.com or call us at (800) 853-1969 and we will answer as promptly as we can.

PURCHASE PAYMENTS DURING THE ACCUMULATION PERIOD

You may make Purchase Payments at whatever times you select.

MINIMUM REQUIRED. The minimum initial Purchase Payment is $1,000 and the minimum additional Purchase Payment is $100. We reserve the right to change these minimums. HOW TO MAKE PURCHASE PAYMENTS. You may make Purchase Payments directly to us by check through the mail or by electronic funds transfer from your bank account.

LIMITS ON PURCHASE PAYMENTS. Your total Purchase Payments to the Contract cannot exceed $1 million without our permission. In addition, we will not accept Purchase Payments on or after your 91st birthday.

SYSTEMATIC PURCHASE PAYMENTS. Our Systematic Purchase Payments program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Purchase Payments. Whether you choose monthly or quarterly withdrawals, the minimum amount for each Systematic Purchase Payment is $100.

INVESTMENT OPTIONS FOR YOUR CONTRACT VALUE

You may allocate Purchase Payments among one or more of the Sub-accounts and the General Account, change your allocation instructions at any time for future Purchase Payments, and transfer all or part of your Contract Value among the available Sub-accounts and the General Account subject to our rules regarding transfers.

THE GENERAL ACCOUNT. We pay interest on the portion of your Contract Value you allocate to our General Account, which will be at least the minimum rate prescribed by your state. In our discretion, we may change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account.

This Prospectus serves as a disclosure document for the Separate Account under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Sub-accounts. The name of each Sub-account corresponds to the name of its Underlying Investment Portfolio. When you allocate Purchase Payments or transfer Contract Value to a Sub-account, the Sub-account purchases shares in its Underlying Investment Portfolio. A Sub-account is called a "variable option," because you have the investment risk that your Contract Value in the Separate Account will increase or decrease based on the investment performance of the Underlying Investment Portfolio. Underlying Investment Portfolios Invested in by the Separate Account

The Sub-accounts currently invest in a number of different Underlying Investment Portfolios, which have different investment objectives, investment policies and risks. You should refer to "Underlying Investment Portfolios in which Our Separate Account Invests" for more information about the Underlying Investment Portfolios' investment objectives, and to the prospectuses of the Underlying Investment Portfolios, which can be viewed at our Website.

CHARGES UNDER THE CONTRACTS

NO SALES CHARGES OR WITHDRAWAL FEES. We do not deduct any sales charge when you make a Purchase Payment to the Contract, nor do we deduct surrender charges or withdrawal fees when you withdraw amounts from the Contract. However, if you are have not reached the age of 59 1/2, Federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

MORTALITY AND EXPENSE RISK CHARGE. We assess a daily asset charge (equivalent to an effective annual rate of 0.47%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the General Account and are not imposed after the Annuity Commencement Date.

PREMIUM TAXES. We reserve the right to deduct any applicable state premium taxes from Purchase Payments or any payments we make from the Contract.

EXPENSES OF THE UNDERLYING INVESTMENT PORTFOLIOS. A Sub-account's value is based on the shares of the Underlying Investment Portfolio it owns. As a result, the investment management fees and other expenses the Underlying Investment Portfolios pay will reduce the value of the Sub-accounts. At our Website, you can view each Underlying Investment Portfolio's prospectus, which contains a complete description of expenses and deductions from the Underlying Investment Portfolio's assets.

TRANSFERS AND WITHDRAWALS OF CONTRACT VALUE

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During the Accumulation Period, you may transfer all or a portion of your
Contract Value among the Sub-accounts and the General Account subject to our rules regarding transfers. Refer to "Transfers of Contract Value."

ASSET REBALANCING. Your asset allocation percentages may vary over time from your initial allocation because the value of your Sub-accounts will fluctuate with the investment performance of the Underlying Investment Portfolios. Our Asset Rebalancing feature allows you to automatically reallocate your Contract Value to maintain your desired asset allocation. Refer to "Transfers of Contract Value -- Asset Rebalancing."

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. We may take up to seven days following receipt of your withdrawal request to process the request and pay the proceeds attributable to the Sub-accounts. Refer to "Our Payment of Contract Value to You or a Beneficiary -- Your Right to Make Withdrawals, including by Systematic Withdrawals." We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request. Refer to "Our General Account - Transfers and Withdrawals." We will pay the proceeds of a withdrawal request via electronic funds transfer
(EFT) to your bank account or by paper check.

You may have taxable income upon any withdrawal of your Contract Value. You will be taxed at ordinary income tax rates on the amount withdrawn, to the extent there is gain in your Contract. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances. Refer to "Federal Tax Information."

OUR SYSTEMATIC WITHDRAWALS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Sub-accounts you name and/or the General Account. You must be age 59 1/2 or older to elect this Option.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS

All allocation changes, transfers and withdrawals must be made through our Website.

CONFIRMATION STATEMENTS. We will send confirmation statements (which may be your quarterly statements) for your allocation changes and for your Purchase Payments, transfers of Contract Value and withdrawals of Contract Value to your Personal File. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "How to Contact Us and Give Us Instructions -- Confirmation Statements to Owners."

ANNUITANTS AND BENEFICIARIES

Under the Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by executing and sending to us the online "Change of Beneficiary" form, which can be found at our Website. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary."

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

If you, the Owner, die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. Before your 80th birthday, the death benefit amount will be the greater of: (1) the sum of all Purchase Payments, less adjusted partial withdrawals; or (2) your Contract Value. On and after your 80th birthday, the death benefit amount will be your Contract Value. For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit immediately prior to the partial withdrawal; divided by (c) the Contract Value immediately prior to the partial withdrawal.

If you are not the Annuitant and the Annuitant dies before the Annuity Commencement Date, no death benefit

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is paid and you automatically become the Annuitant. You may choose a new
Annuitant subject to our underwriting rules then in effect.

The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Contract Value to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date."

ANNUITY COMMENCEMENT DATE AND AMOUNT OF ANNUITY PAYMENT

You may select the Annuity Commencement Date. Annuity Payments will be fixed at the same amount and will be based on your Contract Value at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "You May Obtain an Annuity with Your Contract Value." You may choose to make withdrawals of your Contract Value instead of electing to receive Annuity Payments.

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the annuity payment period, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "You May Obtain an Annuity with Your Contract Value -- Available Forms of Annuity."

CANCELLATION RIGHT

You may surrender a Contract for cancellation within ten days after we have placed the Contract in your Personal File (or a longer period if your state requires it). We will refund all Purchase Payments you allocated to the General Account, plus your Contract Value allocated to the Separate Account on the surrender date or, if your state requires, the greater of your Contract Value or Purchase Payments allocated to the Separate Account.

ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT

We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 435 Hudson Street, 2nd Floor, New York, New York 10014. Inviva, Inc., a Delaware corporation, is our parent company. Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT

We established the Separate Account under a resolution of our Board of Directors adopted on May 4, 2001. The Separate Account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Sub-accounts. Each Sub-account invests its assets in an Underlying Investment Portfolio, and the name of each Sub-account reflects the name of the corresponding Underlying Investment Portfolio.

The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Contract Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Sub-account are credited to, or charged against, the net assets held in that Sub-account. We separately determine

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each Sub-account's net assets, without regard to the income, capital gains and capital losses from any other Sub-account or from any other business that we conduct.

The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Investment Portfolios' investment objectives and certain investment policies. The Underlying Investment Portfolios sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. The investment advisers of the Underlying Investment Portfolios may compensate us for providing services in connection with the administration of those Investment Portfolios. Also, we may be paid fees directly from an Underlying Investment Portfolio's assets pursuant to a 12b-1 plan.

The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses, which can be viewed at our Website, for these Investment Portfolios carefully before investing.

The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner disadvantages you.

You will find more detailed information about the Underlying Investment Portfolios in their current prospectuses. You can view the current prospectus of each Underlying Investment Portfolio at our Website. You should read each prospectus for a complete evaluation of the Underlying Investment Portfolios, their investment objectives, principal investment strategies and the risks related to those strategies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." The funds investments may include investments in synthetic instruments. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF - REAL ESTATE OPPORTUNITY FUND).

The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. The fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. GROWTH FUND - SERIES I SHARES (PLACE HOLDER FOR TEXT)

AMERICAN CENTURY VP INCOME & GROWTH FUND

The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY VP INTERNATIONAL FUND

The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

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AMERICAN CENTURY VP ULTRA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VALUE FUND

The American Century VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

AMERICAN CENTURY VP VISTA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

INVESCO VIF - CORE EQUITY FUND - Series I Shares

The INVESCO VIF-Core Equity Fund seeks to provide high total return through both growth and income from these investments. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

INVESCO VIF - DYNAMICS FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations between $2.5 billion and $15 billion at the time of purchase. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the

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investment adviser believes will lead to rapid sales or earnings growth.

INVESCO VIF - FINANCIAL SERVICES FUND - Series I Shares

The INVESCO VIF-Financial Services Fund seeks capital growth. It is aggressively managed. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

INVESCO VIF - HEALTH SCIENCES FUND - Series I Shares

The INVESCO VIF-Health Sciences Fund seeks capital growth. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF - SMALL COMPANY GROWTH FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other

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investments whose values are based upon the values of equity securities. The
Fund normally invests at least 80% of its assets in small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase.

INVESCO VIF - TECHNOLOGY FUND - Series I Shares

The INVESCO VIF-Technology Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

INVESCO VIF - TOTAL RETURN FUND

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. Government and government agencies. The remaining assets of the Fund are allocated to other investments at the fund's investment adviser's discretion, based upon current business, economic and market conditions.

INVESCO VIF - UTILITIES FUND

The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector.

PIMCO VIT - FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing

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at least three foreign countries. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The investment adviser selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within a three- to seven-year time frame. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - HIGH YIELD PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, in unrated, determined by the investment adviser to be of comparable quality. Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (Subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LONG-TERM U.S. GOVERNMENT PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of fixed income instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio's investments in fixed income instruments other than U.S. Government Securities are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of

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income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - MONEY MARKET PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO VIT - REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global
Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years.

PIMCO VIT - SHORT-TERM PORTFOLIO (ADMINISTRATIVE CLASS)

Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invest at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

PIMCO VIT - STOCKSPLUS GROWTH AND INCOME PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. The investment adviser actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one-year. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality.

PIMCO VIT - TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.

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PIMCO VIT - TOTAL RETURN PORTFOLIO II (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

Royce Capital Fund - Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

Royce Capital Fund - Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

THIRD AVENUE VALUE PORTFOLIO

The Portfolio seeks long-term capital appreciation, as its investment objective. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that the advise believes are undervalued.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen, the Portfolio's adviser, seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The investment approach of Van Kampen, the Portfolio's adviser, combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL VALUE EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Van Kampen, the Portfolio's adviser, seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, Van Kampen, the Portfolio's adviser, uses a combination of strategic geographic asset allocation and fundamental stock selection.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. Van Kampen, the Portfolio's adviser, selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stock and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that Van Kampen, the Portfolio's adviser, expects will benefit from their involvement in technology and technology-related industries. Van Kampen seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies Van Kampen believes are positioned to benefit materially from these trends.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The approach of Van Kampen, the Portfolio's adviser, emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

DELAWARE VIP BALANCED SERIES (SERVICE CLASS)

This Series seeks a balance of capital appreciation, income and preservation of capital. The Series invests primarily in common stocks of established companies believed to have the potential for long-term capital appreciation. Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in various types of fixed-income securities, including U.S. Government securities and corporate bonds.

DELAWARE VIP EMERGING MARKET SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of net assets in investments of emerging market issuers. The Series may invest up to 35% of its net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. The Series may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index.

DELAWARE VIP HIGH YIELD SERIES (SERVICE CLASS)

This Series seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed-income securities rated at the time of purchase BB or lower by S&P or similarly rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (SERVICE CLASS)

This Series seeks long-term growth without undue risk to principal. The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.

DELAWARE VIP LARGE CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation with high current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large-capitalization companies.

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The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at time of purchase. The Series considers buying a stock when the Series believes it is undervalued and has the potential to increase in price as the market realizes its true value. The Series considers the financial strength of the company, its management and any developments affecting the security, the company or its industry.

DELAWARE VIP REIT SERIES (SERVICE CLASS)

This Series seeks maximum long-term total return, with capital appreciation as a secondary objective. The Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). The Series strives to include REITs that represent a variety of different sectors in the real estate industry. In considering the individual REITs for investment, the Series carefully evaluates each REIT's management team. The Series generally looks for management teams that: (i) retain a substantial portion of the properties' cash flow; (ii) effectively use capital to expand; (iii) have a strong ability to raise rents; and (iv) can create a franchise value for the REIT.

DELAWARE VIP SELECT GROWTH SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in common stocks of companies believed to have the potential for high earnings growth based on an analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. The Series considers companies of any size larger than $300 million in market capitalization. The Series looks for companies that are undervalued, but still have the potential for high earnings growth.

DELAWARE VIP SMALL CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies. The Series currently defines small-cap companies as those having a market capitalization generally less than $2.0 billion at the time of purchase. Among other factors, the Series considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

DELAWARE VIP TREND SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in stocks of small, growth-oriented or emerging companies believed to be responsive to changes within the marketplace and believed to have the fundamental characteristics to support continued growth.

DELAWARE VIP U.S. GROWTH SERIES (SERVICE CLASS)

This Series seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. The Series looks for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. The Series' strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

NAVELLIER GROWTH PORTFOLIO (Not available for new sales as of 1/13/04)

This Portfolio seeks to achieve long-term growth of capital primarily through investment in companies with

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appreciation potential. The Growth Portfolio invests in equity securities traded in all United States markets including dollar-denominated foreign securities traded in United States markets. The Growth Portfolio seeks long-term capital appreciation through investments in securities of companies which the Portfolio's adviser feels are undervalued in the marketplace.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT EQUITY 500 INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. Companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also invest in derivative instruments such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT SMALL CAP INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

PIONEER EQUITY INCOME VCT PORTFOLIO (CLASS II SHARES)

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO (CLASS II SHARES)

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO (CLASS II SHARES)

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

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preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER HIGH YIELD PORTFOLIO (CLASS II SHARES)

This Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities.

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Standard & Poor's MidCap 400 Index. Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER SMALL CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Pioneer Investment Management, Inc., the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. Current income is a secondary objective. Normally, the Portfolio invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks. REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest. The Portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the Portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

SAFECO RESOURCE SERIES TRUST - CORE EQUITY PORTFOLIO

The Equity Portfolio seeks long-term growth of capital and reasonable current income. To achieve its objective, the Portfolio invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock,

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convertible securities, futures, depository receipts, warrants, and other rights to acquire stock. The Portfolio invests primarily in stocks of large, established companies that are proven performers, have predictable earnings growth over a three-to-five-year outlook, or have a good value relative to earnings prospects.

SAFECO RESOURCE SERIES TRUST - GROWTH OPPORTUNITIES PORTFOLIO

The Growth Opportunities Portfolio seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential.

SAFECO RESOURCE SERIES TRUST - MULTI-CAP (FORMERLY, NORTHWEST PORTFOLIO)

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies. To achieve its objective, the Portfolio invests in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include: (i) companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia; (ii) companies that have their principal executive offices or significant facilities in the region; (iii) companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits; (iv) companies having at least 50% of their assets or at least 50% of their employees in the region; or (v) companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital. To achieve its objective, the Portfolio invests primarily in medium-term debt securities. The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less. To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days. Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

SAFECO RESOURCE SERIES TRUST - SMALL CAP VALUE PORTFOLIO (FORMERLY, SMALL COMPANY VALUE PORTFOLIO)

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies. To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less that $1.5 billion. When evaluating a stock to buy for the Portfolio, the adviser looks for companies having one or more of the following characteristics: (i) long-term potential for above-average or improving earnings growth; (ii) involvement in new or innovative products or services; or (iii) a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

VAN KAMPEN LIFE INVESTMENT TRUST - AGGRESSIVE GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth. Under normal market conditions, the Portfolio's adviser seeks to achieve the Portfolio's objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities of companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio's investment adviser uses a "bottom up" stock selection process seeking attractive growth opportunities on an individual company basis. The Portfolio's

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investment adviser seeks those companies that it believes have rising earnings expectations or rising valuations. The Portfolio's investment adviser generally sells securities when it believes earnings expectations or valuations flatten or decline. The Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest in securities of larger-sized companies that the Portfolio's investment adviser believes have an above-average potential for capital growth.

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change.

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital appreciation. Under normal market circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies.

VAN KAMPEN LIFE INVESTMENT TRUST - GOVERNMENT PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Portfolio's investment adviser purchases and sells securities for the Portfolio with a view toward seeking a high level of current income based on the analysis and expectations of the Portfolio's investment adviser regarding interest rates and yield spreads between types of securities.

VAN KAMPEN LIFE INVESTMENT TRUST - GROWTH AND INCOME PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek long-term growth of capital and income. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. The Portfolio's investment adviser may focus on large capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the growth and income potential for such securities materially change.

CREDIT SUISSE TRUST - TAX EFFICIENT PORTFOLIO (FORMERLY, BLUE CHIP PORTFOLIO)

The Tax Efficient Portfolio seeks long-term capital appreciation. To pursue this goal, it invests, under normal

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market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. In choosing securities, the Portfolio manager looks at a number of factors, including: the reliability and effectiveness of management; whether the issuer is a leader in its business segment; whether the price of the security is attractive compared to its competitors; whether the company is expected to generate above-average growth rates; and the economic and political outlook. Some companies may cease to be represented in the S&P 500 Index after the Portfolio has purchased their securities. The Portfolio is not required to sell securities solely because the issuers are no longer represented in the S&P 500 Index, and may continue to hold such securities. These companies continue to be considered blue chip for purposes of the Portfolio's minimum 80% allocation to blue chip equities. The Portfolio may invest in new and unseasoned companies that the Portfolio manager believes have the potential for long-term capital appreciation.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO

The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets. An emerging market is any country: generally considered to be an emerging or developing country by the United Nations, or by the World Bank and the International Finance Corporation (IFC); included in the IFC Investable Index or Morgan Stanley Capital International Emerging Markets Index; or having a per-capita gross national product of $2,000 or less. Under this definition, most countries of the world (other than the U.S., Canada, Western Europe, Japan, Australia and New Zealand) are considered emerging markets. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three emerging markets. The Portfolio may invest up to 20% of net assets in debt securities, including up to 20% of net assets in non-investment-grade debt securities (also known as "junk bonds"). The Portfolio may invest in companies of any size, including emerging-growth companies--small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth.

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of U.S. and foreign companies considered to be in their post-venture-capital state of development. A post-venture-capital company is one that has received venture-capital financing either: during the early stages of the company's existence or the early stages of the development of a new product or service; or as part of a restructuring or recapitalization of the company. In either case, one or more of the following will have occurred within ten years prior to the Portfolio's purchase of the company's securities: the investment of venture-capital financing; distribution of the company's securities to venture-capital investors; or the initial public offering. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of post-venture-capital companies from at least three countries, including the U.S. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities.

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CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

The Portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities. The Portfolio intends to diversify its investments across a number of different countries. However, at times the Portfolio may invest a significant part of its assets in a single country. The Portfolio may invest up to 10% of its assets in emerging markets.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

This Portfolio seeks long-term growth of capital and income. To pursue this goal, it invests primarily in equity securities of value companies. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. The Portfolio may invest up to 20% of net assets in debt securities, including up to 10% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - SMALL CAP VALUE PORTFOLIO

The Portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small U.S. companies. In seeking to identify undervalued companies, the portfolio manager looks at: stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth; the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment; the earning power or purchase value of the company relative to its current stock price; and, whether the company has an established presence in its industry, in a product or in a market niche. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Index at the time of purchase. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small company equities. In addition, the Portfolio may invest in companies of any size once the 80% policy is met. As a result, the Portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.

CHOICE VIT MARKET NEUTRAL FUND

Choice VIT Market Neutral Fund The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

RYDEX ARKTOS FUND

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the Securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RYDEX BANKING FUND

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX BASIC MATERIALS FUND

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX BIOTECHNOLOGY FUND

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX CONSUMER PRODUCTS FUND

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ELECTRONICS FUND

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY FUND

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oils, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY SERVICES FUND

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX FINANCIAL SERVICES FUND

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX HEALTH CARD FUND

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INTERNET FUND

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internetrelated businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the

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Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INVERSE DYNAMIC DOW 30 FUND

The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index"). The fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Under normal circumstances, the Inverse Dynamic Dow
30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RYDEX INVERSE MID-CAP FUND

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX INVERSE SMALL-CAP FUND

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index.

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For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX JUNO FUND

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RYDEX LARGE-CAP EUROPE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM. The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 IndexSM and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE-CAP JAPAN FUND

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

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RYDEX LARGE-CAP GROWTH FUND

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index").
 Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LARGE-CAP VALUE FUND

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LEISURE FUND

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX LONG DYNAMIC DOW 30 FUND

The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index"). The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark.

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On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX MEDIUS FUND

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MEKROS FUND

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MID-CAP GROWTH FUND

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX MID-CAP VALUE FUND

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The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index, (the "underlying index"). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RYDEX OTC FUND

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index"). The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RYDEX PRESCIOUS METALS FUND

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

REAL ESTATE FUND

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The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX RETAILING FUND

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX SECTOR ROTATION FUND

The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RYDEX SMALL-CAP GROWTH FUND

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a

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non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX SMALL-CAP VALUE FUND

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P Small Cap 600/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX TECHNOLOGY FUND

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TELECOMMUNICATIONS FUND

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TITAN 500 FUND

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The Titan 500 Fund seeks to provide the investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index"). The Titan 500 Fund employee as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity shares.

RYDEX TRANSPORTATION FUND

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies, equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX URSA FUND

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index"). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as it primary investment strategy, the Ursa Fund invests to a significant extent in the short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX U.S. GOVERNMENT BOND FUND

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government Securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government Securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

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The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RYDEX UTILITIES FUND

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX VELOCITY 100 FUND

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS

AIM VARIABLE INSURANCE FUNDS

The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for INVESCO VIF - Core Equity Fund, INVESCO VIF - Financial Services Funds, INVESCO VIF - Health Sciences Fund, and INVESCO VIF- Technology Fund. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century"), located at 4500 Main Street, Kansas City, Missouri, is the investment adviser for each of the American Century VP Funds. American Century has been managing mutual funds since 1958. It is responsible for managing the investment portfolios of each of the American Century VP Funds and directing the purchase and sale of their investment securities. American Century also arranges for transfer agency, custody and all other services necessary for the American Century VP Funds to operate.

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PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), located at 840 Newport
Center Drive, Suite 300, Newport Beach, California, serves as investment adviser and the administrator for the PIMCO VIT Portfolios. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.

ROYCE & ASSOCIATES, LLC ("Royce"), is investment adviser for the Royce Capital Fund and is responsible for their management of the Fund's assets.

THIRD AVENUE MANAGEMENT LLC, located at 622 Third Avenue, 32nd Floor, New York, New York 10017, is the investment adviser for the Third Avenue Value Portfolio. Third Avenue Management manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business. Third Avenue Management offers investment advisory services to the Third Avenue Funds, retail mutual funds, and sub-advised portfolios, as well as to private and institutional clients.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DOING BUSINESS AS "VAN KAMPEN") ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of Van Kampen and Morgan Stanley & Co. Incorporated, the distributor of the Universal Institutional Funds, Inc. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services.

DELAWARE MANAGEMENT COMPANY, located at 2005 Market Street, Philadelphia, PA 19103-7094, makes investment decisions for the Series of Delaware VIP Trust, except Emerging Markets and International Value Equity, manages those Series' business affairs and provides daily administrative services. Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938.

DELAWARE INTERNATIONAL ADVISERS LTD., an affiliate of Delaware Management Company, located at Third Floor, 80 Cheapside, London, England EC2V 6EE, makes investment decisions for the Delaware VIP Emerging Markets Series and the Delaware VIP International Value Equity Series, manages that Series' business affairs and provides daily administrative services.

NAVELLIER & ASSOCIATES, INC., located at One East Liberty, Third Floor, Reno, Nevada 89501, serves as

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the Navellier Growth Portfolio's investment adviser. It is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. The adviser was organized in 1993.

SCUDDER INVESTMENTS is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of, among others, Deutsche Asset Management Inc. ("DeAM, Inc."). Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, New York 10017, acts as the Scudder Investment VIT Funds' investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. The firm provides a full range of investment advisory services to institutional and retail clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

PIONEER INVESTMENT MANAGEMENT, INC. ("Pioneer"), the Pioneer VCT portfolios' investment adviser, located at 60 State Street, Boston, Massachusetts 02109, selects each portfolio's investments and oversees the portfolios' operations. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients.

SAFECO ASSET MANAGEMENT COMPANY ("SAM"), is the investment adviser for each SAFECO Resource Trust Portfolio. As the adviser, SAM is responsible for developing the investment policies and guidelines for the Portfolios. It provides investment research, advice and supervision in the ongoing management of the Portfolios. SAM is a wholly-owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

VAN KAMPEN ASSET MANAGEMENT INC. ("VKAM") located at 1 Parkview Plaza, Oakbrook Terrace, Illinois, is the investment adviser for the Van Kampen Life Investment Trust Portfolios. VKAM is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017, is the investment adviser for each of the Credit Suisse Portfolios and is responsible for managing each Portfolio's assets according to its goal and strategies. CSAM is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients.

VARIABLE INSURANCE FUNDS

The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Investment Management, LLC is the investment adviser for the Funds. The following Investment Portfolio is available under the Contract:

ABBOTT CAPITAL MANAGEMENT, LLC, located at 1330 Avenue of the Americas, Suite 2800, New York, New York 10019, serves as sub-investment adviser for the Global Post-Venture Capital Portfolio and is responsible for managing the Portfolio's investments in private-equity portfolios. It is a registered investment adviser concentrating on venture-capital, buyout, and special-situation investments.

CREDIT SUISSE ASSET MANAGEMENT LIMITED, located at Beaufort House, 15 St. Botolph Street, London, England EC3A 7JJ, serves as sub-investment adviser for the Emerging Markets and Global Technology Portfolios and is responsible for assisting in the management of each Portfolio's international assets according to its goal and strategies.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors.

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MIXED AND SHARED FUNDING ARRANGEMENTS. In addition to the Separate Account, shares of the Underlying Investment Portfolios may be sold to separate accounts of a number of different insurance companies, some of which may be affiliated. Those insurance company separate accounts may offer variable annuity contracts, variable life insurance policies, or both. Underlying Investment Portfolios may also be sold directly to certain qualified plans.

The Board of Directors (or Trustees) of each Underlying Investment Portfolio is responsible for monitoring that Investment Portfolio for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Investment Portfolio. The Board must determine what action, if any, the Underlying Investment Portfolio should take in response to an irreconcilable conflict.

OUR GENERAL ACCOUNT

SCOPE OF PROSPECTUS

This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law.

Your allocation of Contract Value to the General Account does not entitle you to share in the investment experience of the General Account.

From time to time, we declare rates at which we will credit interest to Owners' Contract Values in the General Account. We guarantee that this rate will never be less than the minimum rate prescribed by your state. In our sole discretion, we may credit a higher or lower rate of interest to Contract Values in the General Account than are presently being credited. The rate of interest you will earn on assets you allocate to the General Account is guaranteed for three months from the date you make the allocation. This means your interest rate will not change even if we declare an interest rate during your three-month guarantee period that is higher or lower than the one being credited to your Contract Value in the General Account. No later than seven business days prior to the end of your three-month guarantee period, we will notify you as to the applicable interest rate (if that rate differs from the current rate) for your next three-month guarantee period should you choose to leave the assets invested in the General Account. At any time during a three-month period, you may transfer from the General Account without any penalty.

TRANSFERS AND WITHDRAWALS

You may transfer any portion of your Contract Value to or from the General Account and may withdraw any portion of your Contract Value from the General Account prior to the Annuity Commencement Date, subject to our rules on transfers. See "Your Right to Transfer Among Sub-accounts and the General Account" and "Your Right to Make Withdrawals, including by Systematic Withdrawals" under "Our Payment of Contract Value to You or a Beneficiary." We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

CHARGES YOU WILL PAY

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NO SALES CHARGES OR WITHDRAWAL FEES

We do not deduct sales charges when you make a Purchase Payment to the Contract, nor do we deduct surrender or withdrawal fees when you withdraw amounts from the Contract. However, if you have not reached the age of 59 1/2, federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Sub-account a percentage equal to an effective annual rate of not more than 0.47%. This charge does not apply to the General Account. We guarantee never to increase this charge above an effective annual rate of 0.47%.

For Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a death benefit if the Onwer dies prior to the Annuity Commencement Date and prior to age 80. This death benefit may be greater than the Contract Value.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected.

EXPENSES OF THE UNDERLYING INVESTMENT PORTFOLIOS

Owners and the Sub-accounts indirectly pay the advisory fees and other expenses of the Underlying Investment Portfolios. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the range of expenses of the Underlying Investment Portfolios for the most recent calendar year. In addition, each Underlying Investment Portfolio's prospectus, which can be viewed at our Website, contains a description of the Underlying Investment Portfolio's fees and expenses.

PREMIUM TAXES

We currently do not deduct state premium taxes from Purchase Payments, unless required by state law. If the Annuitant elects an annuity benefit, we will deduct any applicable state premium taxes from the amount available for the annuity benefit. We reserve the right, however, to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Purchase Payments prior to their allocation among the Sub-accounts. Currently, most state premium taxes range from 0% to 4%.

INCOME TAXES

Although we do not currently deduct any charge for income taxes or other taxes that may be attributable to the Separate Account or your Contract, we reserve the right to do so in the future.

WHO MAY PURCHASE A CONTRACT AND MAKE PURCHASE PAYMENTS

PURCHASE OF A CONTRACT; PARTICIPATION

We issue Contracts to individuals. Each purchaser must complete the online Contract application at our Website and make an initial Purchase Payment of at least the minimum required amount. You must be at least 18 years of age and younger than 91 years of age to be eligible to purchase the Contract.

A person to whom we issue a Contract, even if the person names someone else as the Annuitant, is the owner of the Contract and will possess all the rights under the Contract.

ACCEPTANCE OF INITIAL PURCHASE PAYMENTS. When we receive your completed application, other necessary information and your initial Purchase Payment, we will accept the application and issue the Contract, or reject it, within two business days of receipt.

If you did not properly complete the application, we will retain the Purchase Payment for up to five business

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days while we attempt to obtain the information necessary to complete the application. We will accept the Purchase Payment within two business days after we receive the completed application.

If we do not receive a completed application for you within five business days, we will return the Purchase Payment at the end of that period unless we obtain your consent to hold the Purchase Payment for a longer period.

We will deliver a confirmation statement to your Personal File at or about the time we accept your initial Purchase Payment. You should review this confirmation to ensure the transaction was carried out correctly.

CANCELLATION OF CONTRACT. You may surrender a Contract for cancellation within ten days after we place the Contract in your Personal File by executing a Contract Cancellation form through our Website. The ten day period may be extended as required by law in some states. Transfers between Sub-accounts are not permitted during the ten day period (or longer, if required by state law). If you cancel your Contract, we will refund all Purchase Payments you allocated to the General Account, plus your Contract Value in the Separate Account on the date of surrender or, if your state requires, the greater of your Contract Value or your Purchase Payments allocated to the Separate Account.. If you cancel the Contract within the ten day period (or longer, if required by state law), the Mortality & Expense Risk Charge and Investment Portfolio Operating Expenses will have been deducted.

MAKING PURCHASE PAYMENTS

You may make Purchase Payments directly to us. We will not accept Purchase Payments on or after your 91st birthday. The minimum initial Purchase Payment is $1,000. Thereafter, you may make Purchase Payments at whatever intervals and in whatever amounts you select, except that each additional Purchase Payment must be at least $100. (From time to time we may change these minimums.). Your total Purchase Payments to the Contract cannot exceed $1 million without our permission. We reserve the right to refuse any Purchase Payment.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your financial institution and losses that may be incurred as a result of any decline in the value of the canceled purchase.

SYSTEMATIC PURCHASE PAYMENTS

Our Systematic Purchase Payments program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Purchase Payments. You can enroll in the program, revise your participation in the program or change the bank account from which Purchase Payments will be made through our Website. You or we may end your participation in the program with 30 days' notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Purchase Payments is $100 whether you choose the monthly or quarterly mode. There is no charge to participate in the Systematic Purchase Payments program.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate Purchase Payments among the Sub-accounts and the General
Account.

We will allocate a Purchase Payment according to the instructions we currently have on file for you. As explained below under the heading "Your Contract Value in the Sub-accounts -- Accumulation Unit Values for Transactions," Purchase Payments you allocate to a Sub-account will receive that Sub-account's Accumulation Unit value next computed after our receipt of your Purchase Payment.

You can view your current allocation instructions through our Website. You may change your allocation instructions for future Purchase Payments from time to time. You can do this by entering it on our Website. Your allocation instructions must specify the percentage, in any whole percentage from 0% to 100%, of each Purchase Payment to be allocated to each of the Sub-accounts or the General Account. The percentages you give us must add up to 100%. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

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HOW TO CONTACT US AND GIVE US INSTRUCTIONS

CONTACTING AMERICAN LIFE

If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or e-mail us at service@americanlifeny.com or call us at (800) 853-1969 and we will answer as promptly as we can.

You will be able to make all notices, requests and elections required or permitted under the Contracts through our Website.

We may require you to provide certain information to us in paper format. For example, we will require an original copy of the death certificate for purposes of paying the death benefit to your Beneficiary. When required, you should send documents in paper form to the following address:

The American Life Insurance Company of New York

9920 Corporate Campus Drive
Suite 1000
Louisville, Kentucky 40223

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US

Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, we may enhance our systems.

You will be required to provide your user ID and password to access your Personal File and perform transactions at our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and we are not responsible for fraudulent transactions we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Personal File and to notify us promptly of any unusual activity.

We only honor instructions from someone logged into our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so we will not honor requests for transfers or changes received by e-mail, nor will we send Contract information through e-mail. All transfers or changes should be made through our secure Website.

If you want to ensure that our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to our server.

CONFIRMATION STATEMENTS TO OWNERS

We will send a confirmation statement to your Personal File each time you change your allocation instructions, we receive a new Purchase Payment from you, you transfer any portion of your Contract Value among the Sub-accounts or the General Account or you make a withdrawal. The confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction.

YOUR CONTRACT VALUE

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Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts and the General Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS IN SUB-ACCOUNTS

We use Accumulation Units to represent Contract Values in each Sub-account. We separately value the Accumulation Unit for each Sub-account.

We determine your Contract Value in the Separate Account as of any Business Day by multiplying the number of Accumulation Units credited to you in each Sub-account by the Accumulation Unit value of that Sub-account at the end of the Business Day.

CALCULATION OF ACCUMULATION UNIT VALUES

We determine Accumulation Unit values for the Sub-accounts as of the close of business on each Business Day (generally at the close of the NYSE). A Valuation Period is from the close of a Business Day until the close of the next Business Day.

The dollar value of an Accumulation Unit for each Sub-account will vary from Valuation Period to Valuation Period. Specifically, Accumulation Unit values are adjusted to reflect the deduction of the mortality and expense risk charge and the positive or negative investment experience of the Underlying Investment Portfolios.

An Underlying Investment Portfolio's investment experience reflects the deduction of the Investment Portfolio's fees and charges. Thus, a Sub-account's Accumulation Unit value is affected by the Underlying Investment Portfolio's fees and charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.

ACCUMULATION UNIT VALUES FOR TRANSACTIONS

   Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

  1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Investment Portfolio share for the previous Business Day; and

  2. subtracting the daily amount of the Mortality & Expense Risk Charge.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-Account after the New York Stock Exchange closes each Business Day and then credit your Contract.

TRANSFERS OF CONTRACT VALUE

Subject to the limitations set forth in this Prospectus, you may transfer all or a portion of your Contract Value among the Sub-accounts and between the Separate Account and the General Account. There are no tax consequences to you for transfers.

You may transfer your Contract Value at any time but only through our Website. Please take into account transmittal time, as heavy traffic on the Internet may limit Website availability or Website response. The amount transferred must be at least $100 in total. Your user ID and password are required to effect a transfer. We will honor transfer instructions from any person who provides correct identifying information and we are

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not responsible for fraudulent transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

All transfers will be confirmed to your Personal File. A transfer request does not change the allocation of current or future Purchase Payments among the Sub-accounts and the General Account.

LIMITATION ON TRANSFERS

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.However, these restrictions will generally not apply to transfers involving Investment Portfolios whose prospectuses disclose that the Investment Portfolios permit short-term trading or Investment Portfolios, such as a money market portfolio, which are generally unaffected by frequent transfers. Please review the respective underlying Investment Portfolio prospectus for details on any Investment Portfolio level information concerning short-term trading or frequent transfers.

We also reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, or a third party advisor acting under a Limited Power of Attorney, if:

     - We believe, in our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any sub-account or the share prices of any Investment Portfolio or would be detrimental to other owners; or

     - We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

     - Your transfer request would result in a redemption of a "substantive" amount from an Investment Portfolio that had been allocated to that Investment Portfolio for less than 30 days; "substantive" means a dollar amount that we determine, in our sole discretion, could adversely affect the management of the Investment Portfolio.

The restrictions imposed can include, but are not limited to, restrictions on transfers (e.g., by limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, We may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

If your (or your agent's) Website transfer request is restricted or denied, we will inform you by placing a notice in your Personal File if your requested transfer is not made. Accordingly, you may wish to check your Personal File after you have submitted a transfer request to determine whether it has been made. If your transfer request is not processed by us because of these limitations, you will need to submit a new request at a later date.

ASSET REBALANCING

Your asset allocation percentages may vary over time from your initial allocation because the value of your Sub-accounts will fluctuate with the investment performance of the Underlying Investment Portfolios. Our Asset Rebalancing feature allows you to automatically reallocate your Contract Value to maintain your desired asset allocation. If you choose to participate in Asset Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. Participation in Asset Rebalancing does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can enroll in Asset Rebalancing at our Website at any time. You must specify the Sub-accounts to which

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we will reallocate your Contract Value and the percentage of the Contract Value you would like directed to each. The sum of these percentages must equal 100%. Only the portion of your Contract Value allocated to the Separate Account is eligible to participate in Asset Rebalancing; thus, assets of yours held in our General Account will not be affected by Asset Rebalancing. At our Website, you must also instruct us as to the frequency with which you would like Asset Rebalancing to occur. Asset Rebalancing can be set up as a one-time reallocation or on a monthly, quarterly, semi-annual or annual basis.

If you choose to rebalance only once, the rebalancing will take place on the first Business Day following the day of your request. If you select to rebalance on a monthly, quarterly, semi-annual or annual basis, the first rebalancing will take place on the first Business Day following the day of your request and subsequent rebalancings will occur at the beginning of each frequency period thereafter. For example, if we receive a request for quarterly Asset Rebalancing on January 9, your first rebalancing will occur on January 10 (or the following Business Day, as applicable) and every three months thereafter on the 10th (or the following Business Day, as applicable).

You may change your future allocation instructions or stop Asset Rebalancing at any time by visiting our Website and following the directions we provide. We presently do not impose a charge for Asset Rebalancing. We reserve the right to modify, suspend, or terminate Asset Rebalancing at any time and for any reason.

OUR PAYMENT OF CONTRACT VALUE TO YOU OR A BENEFICIARY

YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SYSTEMATIC WITHDRAWALS

You may withdraw your Contract Value, in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. Your revocation of consent to electronic delivery of documents will be treated by us as a request to surrender the Contract in full and we will pay the proceeds as described below, unless you instruct us that you are exchanging the Contract for another contract.

All withdrawals must be made through our Website. We will pay the proceeds of a withdrawal via electronic funds transfer (EFT) to your bank account or by paper check. We may take up to seven days following receipt of your withdrawal request to process the request. Withdrawals may result in adverse tax consequences to you. See "Income Tax Consequences of Withdrawals" below. You can avoid potential adverse tax consequences of a surrender by making a tax-free exchange of your Contract in accordance with Section 1035 of the Code. Consult your tax adviser.

SYSTEMATIC WITHDRAWALS OPTION. If you have reached age 59 1/2, you may elect to make withdrawals of Contract Value by telling us to withdraw a set amount on either a monthly or quarterly basis. You must specify an amount, which may not be less than $100, and must tell us whether withdrawals should be taken from the Sub-accounts, the General Account or both. We will send the Systematic Withdrawal payments to you, except that we will send them to the Annuitant if you have named someone else as the Annuitant. We will send payments to the account designated on our Website via electronic funds transfer (EFT). We will process your first payment on the first Business Day following the day of your request. There is no charge for the Systematic Withdrawals option.

When you are receiving Systematic Withdrawal payments, you may not make Purchase Payments. However, you may transfer Contract Value among Sub-accounts and the General Account and make other withdrawals during this time.

Systematic Withdrawal payments will continue until the earliest of (a) your death; (b) our receipt of your request through our Website to change or end the payments; (c) the decline in your Contract Value (or in the General Account or in any Sub-account that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next payment due; or (d) your Annuity Commencement Date.

INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible adverse Federal income tax consequences of any withdrawal, including withdrawals under the Systematic Withdrawals Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Purchase Payments you made with "after-tax" dollars, but there are special rules

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under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Purchase Payments (see "Federal Tax Information").

PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless one of the following exceptions applies:

-    you have reached age 59 1/2,

-    you are disabled or have died,

- the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

- in certain other circumstances. Refer to "Federal Tax Information" for a listing of circumstances when the penalty is not due.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW

To tell us the amount of your Contract Value to transfer or withdraw, you may specify to us one of the following:

-    the dollar amount to be taken from each Sub-account and the General
     Account,

- for the Sub-accounts, the number of Accumulation Units to be transferred or withdrawn, or

- the percentage of your Contract Value in a particular Sub-account or in the General Account to be transferred or withdrawn.

For transfers, you also must specify where you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE

During the Accumulation Period, we will pay a death benefit to the Beneficiary upon your death if you are the Annuitant.

If you are not the Annuitant and the Annuitant dies before the Annuity Commencement Date, no death benefit is paid and you automatically become the Annuitant. You can designate a new Annuitant subject to our underwriting rules then in effect.

A death benefit claim can be made in writing, by telephone or electronically. We may require certain documents to be submitted to us via U.S. mail. We will pay the death benefit after we have received:

-    due proof of your death;

- notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

- all other information and documentation necessary for us to process the death benefit request.

Before your 80th birthday, the death benefit amount will be the greater of: (1) the sum of all Purchase Payments, less adjusted partial withdrawals; or (2) your Contract Value. On and after your 80th birthday, the death benefit amount will be your Contract Value.

For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit immediately prior to the partial withdrawal; divided by (c) the Contract Value immediately prior to the partial withdrawal.

When the death benefit amount is your Contract Value, we determine the amount payable as of the date we receive all information necessary to process the death benefit request. Accordingly, any amount allocated to the Sub-accounts will continue to be subject to investment risk, which means that its value may fall or rise, until we receive the required information.

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments. We will pay the death benefit in a lump sum if the Beneficiary

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fails to elect a form of death benefit. The Code imposes special requirements on the payment of a death benefit, as described below. A BENEFICIARY WHO WISHES TO ELECT A PAYOUT OPTION OTHER THAN A LUMP SUM MUST CONSENT TO RECEIVE ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT.

In general, any method of distribution that your Beneficiary selects must comply with one of the following(a) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

 (b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one-year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

 (c) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue the Contract. When you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner and the death benefit distribution requirements will not apply until the spouse's death.

SPOUSAL CONTINUATION

If you are the initial Owner of the Contract and the Beneficiary is your spouse, your spouse may elect to continue the Contract after your death. The spouse becomes the new Owner ("Continuing Spouse") as though the Continuing Spouse has just purchased the Contract. Generally, the Contract and its fees, charges and/or elected features, if any, remain the same. A spousal continuation can only take place upon the death of the initial Owner of the Contract and may be elected only one time per Contract.

The spouse will be subject, as was the initial Owner, to the investment risk associated with the Sub-accounts. This is because the death benefit amount paid remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk.

Upon a spouse's continuation of the Contract, we will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the initial Owner exceeds the Contract Value ("Continuation Purchase Payment"), if any. We will add the Continuation Purchase Payment as of the date we receive both the Continuing Spouse's written request to continue the Contract and proof of death of the initial Owner in a form satisfactory to us ("Continuation Date").

Upon the death of the Continuing Spouse, we will pay a death benefit to the Beneficiary. We calculate the death benefit in the same manner in which we calculated it for the initial Owner. Before the Continuing Spouse's 80th birthday, the amount of the death benefit will be the greater of: (1) the sum of all Purchase Payments, less adjusted partial withdrawals; or (2) the Continuing Spouse's Contract Value as of the date we receive all information necessary to process the death benefit request. On and after the Continuing Spouse's 80th birthday, the death benefit amount will be the Contract Value. For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit immediately prior to the partial withdrawal; divided by (c) the Contract Value immediately prior to the partial withdrawal. Also for these purposes, a Continuation Purchase Payment, if any, is considered a Purchase Payment.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

TERMINATION OF A CONTRACT

We may, in our sole discretion, return your Contract Value and terminate a Contract prior to the Annuity Commencement Date if:

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-    you have not made Purchase Payments for three consecutive years,

-    your Contract Value is less than $500, and

-    you have reached the age 59 1/2.

Before we elect to terminate a Contract, we will notify you of our intention to do so by placing a message in your Personal File and provide a period of 90 days during which you may make additional Purchase Payments to reach the specified minimum. You should check your Personal File regularly. We will pay your Contract Value to you in a single sum if we terminate your Contract.

WHEN WE MAY POSTPONE PAYMENTS

We will pay any amounts due from the Separate Account for a withdrawal (including a Systematic Withdrawal payment), death benefit or termination, and will transfer, subject to our rules on transfers, any amount from the Separate Account to the General Account, within seven days, unless:

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

YOU MAY OBTAIN AN ANNUITY WITH YOUR CONTRACT VALUE

AMOUNT OF ANNUITY PAYMENTS

At your Annuity Commencement Date, we will apply your Contract Value to purchase a stream of Annuity Payments (an annuity). Once Annuity Payments have begun, you cannot change the annuity form you have selected nor make Purchase Payments, transfers or withdrawals under the Contract. You may elect to receive your Contract Value by making partial or full withdrawals, including under the Systematic Withdrawals option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Systematic Withdrawals."

The dollar amount of each of your Annuity Payments will be fixed and we guarantee to make those Payments according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Contract Value. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract.

We will send Annuity Payments directly to the Annuitant's bank account through electronic funds transfer (EFT).

ANNUITY COMMENCEMENT DATE

You must notify us, through our Website, of the Annuity Commencement Date in advance, according to our procedures. You may elect an Annuity Commencement Date that is no earlier than the first day of the first calendar month following the purchase of the Contract and no later than the first day of the month in which you turn 91 years of age.

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AVAILABLE FORMS OF ANNUITY

You may select or change the form of annuity at any time prior to 30 days before your Annuity Commencement Date.

You may choose a form of annuity from the following list. You can choose to have us make monthly, quarterly or annual Annuity Payments. You will be the Annuitant, unless you named someone else as the Annuitant. However, if the Annuitant dies and we have made payments for less than the specified number of years and there are any guaranteed payments remaining, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day we receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of ten years (the certain period). If the Annuitant dies before the end of the ten-year certain period, the Annuitant's Beneficiary will receive the Annuity Payments until the end of the ten-year period. If the Beneficiary dies before the end of the ten-year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH TEN-YEAR PERIOD CERTAIN FORM. This annuity form provides a Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the ten-year period, payments continue in the amount last paid until the end of ten years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically and reverts to the Ten Years Certain and Continuous Form.

FULL CASH REFUND FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the total payments we make to you is less than your Contract Value when we began making payments, then we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS

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If the annuity benefit payable would be less than $240 each year, we may elect to pay the present value of the annuity benefit in a single payment to the payee.

ADMINISTRATIVE MATTERS

DESIGNATION OF BENEFICIARY

You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by executing and sending to us the online "Change of Beneficiary" form, which can found at our Website. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the change of Beneficiary.

ASSIGNMENT OF CONTRACTS. You may assign your Contract. However, it can be assigned only to someone who has consented to electronic delivery of all documents related to the Contract. Your assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. We cannot assume any responsibility for the validity or effect of any assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs an agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us by means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or your Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contracts is Inviva Securities Corporation, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Inviva Securities Corporation's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. We are affiliated with Inviva Securities Corporation because we are both wholly-owned subsidiaries of Inviva, Inc.

FEDERAL TAX INFORMATION

   NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

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ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -  made on or after the taxpayer reaches age 59 1/2;

     -  made on or after the death of an Owner;

     -  attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an

IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age
59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING INVESTMENT PORTFOLIOS

We will vote the shares of the Underlying Investment Portfolios owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Investment Portfolios. We will cast our votes according to instructions we receive from Owners. The number of Underlying Investment Portfolio shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Investment Portfolio.

We will vote 100% of the shares that a Sub-account owns. If you do not send us voting instructions, we will vote the shares attributable to your Contract Value in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Investment Portfolio.

Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Investment Portfolio will receive information about the matters to be voted on, including the Underlying Investment Portfolio's proxy statement and a voting instructions form to return to us. We will send this information to your Personal File and advise you how you can return your voting instructions to us. You should check your Personal File regularly for proxies.

We may elect to vote the shares of the Underlying Investment Portfolios held by our Separate Account in our own discretion if the 1940 Act is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the Sub-accounts and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners or regulatory authorities, if required. We may:

   -  create new separate accounts;

   - combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   - transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

   -  transfer the Separate Account to another insurance company;

   - add new sub-accounts to or remove sub-accounts from the Separate Account, or combine sub-accounts;

   -  make the sub-accounts available under other policies we issue;

   -  add new Investment Portfolios or remove existing Investment Portfolios;

   - substitute new Investment Portfolios for any existing Investment Portfolio, which we determine, is no longer appropriate in light of the purposes of the Separate Account;

   -  deregister the Separate Account under the Investment Company Act of 1940;
      and

   - operate the Separate Account under the direction of a committee or in another form.

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments. The financial statements of The American Separate Account 5 are included in the Statement of Additional Information.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements of The American Life Insurance Company of New York at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of The American Separate Account 5 at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DEFINITIONS WE USE IN THIS PROSPECTUS

ACCUMULATION PERIOD -- For an Owner, the period under a Contract when Purchase Payments are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Contract Value in full before the Annuity Commencement Date.

ACCUMULATION UNIT -- A measure we use to calculate the value of an Owner's interest in each of the Sub-accounts. Each Sub-account has its own Accumulation Unit value.

ANNUITANT -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Contract Value is used to provide Annuity Payments.

ANNUITY PAYMENTS -- A series of equal payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Contract Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S) -- The flexible premium deferred variable annuity contract (or contracts) described in this Prospectus.

CONTRACT VALUE (Your Contract calls this "Account Value") -- The value of an Owner's Accumulation Units in the Sub-accounts plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. The Contract Value may not be the value available for withdrawal, surrender or annuitization. As used in this Prospectus, the term "Contract Value" may mean all or any part of your total Contract Value.

ELIGIBLE SPOUSE -- The person to whom an Owner or Annuitant is legally married.

GENERAL ACCOUNT -- Assets we own that are not in a separate account, but rather are held as part of our general assets in the three-month guaranteed interest division of our General Account. Amounts you allocate to the General Account earn interest at a fixed rate guaranteed by us that we change from time to time.

OWNER -- The person to whom we issued a Contract.

PURCHASE PAYMENTS -- Amounts contributed from time to time under a Contract during the Accumulation Period.

SEPARATE ACCOUNT -- The American Separate Account 5, a separate account established by us to receive and invest Purchase Payments made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SUB-ACCOUNT (Your Contract calls this a "Variable Account") -- One of the divisions of the Separate Account. Each Sub-account's name corresponds to the name of the Underlying Investment Portfolio in which it invests.

UNDERLYING INVESTMENT PORTFOLIOS -- The variable investment options available under the Contract. These are the Investment Portfolios in which the Sub-accounts invest.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD -- A period beginning on the close of business of a Business Day and ending on the close of the next Business Day.

WE, US, OUR -- Refer to The American Life Insurance Company of New York.

WEBSITE -- Means our Internet address at https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly through this Prospectus as all references to our Internet address are inactive, textual references only.

YOU, YOUR -- Refer to an Owner.

OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contract and our operations.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Distribution of the Contracts                                             B-2
Calculation of Accumulation Unit Values                                   B-2
Yield and Performance Information                                         B-2
Safekeeping of Separate Account Assets                                   B-17
State Regulation                                                         B-17
Periodic Reports                                                         B-17
Legal Proceedings                                                        B-18
Experts                                                                  B-18
Additional Information                                                   B-18
Financial Statements                                                     B-19

HOW TO VIEW THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 3, 2004 may be viewed at our Website.

The Securities and Exchange Commission has a website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's website. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART B
                         THE AMERICAN SEPARATE ACCOUNT 5

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                               THE DIRECT ANNUITY
                                    ISSUED BY
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          435 HUDSON STREET, 2nd FLOOR
                            NEW YORK, NEW YORK 10014

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current prospectus for the Flexible Premium DeferredVariable Annuity Contracts that we offer through our Website, whose Internet address is https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly from this SAI as all references to our Website address in this SAI are inactive, textual references only.

The prospectus to which this SAI relates is available through our Website. The prospectus, dated May 3, 2004, contains definitions of various terms, and we incorporate those terms by reference into this SAI. For the definitions of those and other terms used in the SAI, please refer to the prospectus.

This SAI is not a prospectus and you should read it in conjunction with the prospectus for the Contracts.

                                TABLE OF CONTENTS

Distribution of the Contracts                                              B-2
Calculation of Accumulation Unit Values                                    B-2
Yield and Performance Information                                          B-2
Safekeeping of Separate Account Assets                                     B-4
State Regulation                                                           B-4
Periodic Reports                                                           B-5
Certain Federal Income Tax Consequences                                    B-5
Annuity Provisions                                                         B-6
Administration                                                             B-6
Additional Information                                                     B-6
Financial Statements                                                       B-6

Dated: May 3, 2004

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis directly to the public through our web site at https://secure.americanlifeny.com/annuity/begin.cfm.

CALCULATION OF ACCUMULATION UNIT VALUES

When an Owner allocates or transfers Account Balance to a Sub-account, the Owner's interest in the Sub-account is represented by Accumulation Units. Each Sub-account's Accumulation Units have a different value, based on the value of the Sub-account's investment in shares of the related Underlying Investment Portfolio and the charges, if any, we deduct from the Separate Account. To determine the change in a Sub-account's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Value Change Factor. As described in the prospectus, the Accumulation Unit Value Change Factor for each Sub-account for any Valuation Period is determined by dividing
(a) by (b) where:

(a) equals the asset value of the Sub-account at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Sub-account during the current Valuation Period, and

(b) equals the asset value of the Sub-account at the end of the preceding Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

YIELD AND PERFORMANCE INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

We may also disclose non-standardized total return for time periods before a Sub-account commenced operations. This performance data is based on the actual performance of the Investment Portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Sub-accounts under the Contract.

We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account's assets, including shares of the Underlying Investment Portfolios. We maintain records of all purchases and redemptions of Underlying Investment Portfolio shares by each of the Sub-accounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, in your Personal File, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

     (1)  The amount of Purchase Payments paid under the Contract, including

               - the allocation of contributed amounts to the Sub-accounts of the Separate Account and the General Account;

               -    the date the Purchase Payment was made; and

               -    the date the amount was credited to your account.

     (2) The number and dollar value of Accumulation Units credited to you in each Sub-account;

     (3)  The value of Purchase Payments made to the General Account; and

     (4) The total amounts of all withdrawals and transfers from each Sub-account and the General Account.

We will transmit to Contract owners, at least semi-annually, reports concerning each Underlying Investment Portfolio.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for the Company's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF THE COMPANY

The American Life Insurance Company of New York at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                               ANNUITY PROVISIONS

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ADDITIONAL INFORMATION

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at < http://www.sec.gov >, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The financial statements of The American Separate Account 5 and the statutory-basis financial statements of The American Life Insurance Company of New York ("American Life") appear on the following pages. You should consider the financial statements of American Life included in this SAI as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Financial statements of The American Life Separate Account 5 for 2003 are included as follows:

Report of Independent Auditors
Statement of Assets
Statement of Operations and Changes in Contract Owners' Equity

THE AMERICAN SEPARATE ACCOUNT 5

STATEMENT OF ADDITIONAL INFORMATION
FOR
VARIABLE ACCUMULATION ANNUITY CONTRACTS
ISSUED BY
THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
435 HUDSON STREET, 2ND FLOOR
NEW YORK, NEW YORK 10014

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current prospectus for the Flexible Premium Deferred Variable Annuity Contracts that we offer through our Website, whose Internet address is https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly from this SAI as all references to our Website address in this SAI are inactive, textual references only.

The prospectus to which this SAI relates is available through our Website. The prospectus, dated May 3, 2004, contains definitions of various terms, and we incorporate those terms by reference into this SAI. For the definitions of those and other terms used in the SAI, please refer to the prospectus.

This SAI is not a prospectus and you should read it in conjunction with the prospectus for the Contracts.

TABLE OF CONTENTS

Distribution of the Contracts                                            B-2
Calculation of Accumulation Unit Values                                  B-2
Yield and Performance Information                                        B-2
Safekeeping of Separate Account Assets                                  B-17
State Regulation                                                        B-17
Periodic Reports                                                        B-17
Certain Federal Income Tax Consequences                                 B-18
Annuity Provisions                                                      B-18
Administration                                                          B-18
Additional Information                                                  B-18
Financial Statements                                                    B-19

Dated: May 3, 2004

DISTRIBUTION OF THE CONTRACTS

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

CALCULATION OF ACCUMULATION UNIT VALUES

When an Owner allocates or transfers Account Balance to a Sub-account, the Owner's interest in the Sub-account is represented by Accumulation Units. Each Sub-account's Accumulation Units have a different value, based on the value of the Sub-account's investment in shares of the related Underlying Investment Portfolio and the mortality and expense risk charge we deduct from the Separate Account. To determine the change in a Sub-account's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Value Change Factor. As described in the prospectus, the Accumulation Unit Value Change Factor for each Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) where:

(a) equals the asset value of the Sub-account at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Sub-account during the current Valuation Period.

(b) equals the asset value of the Sub-account at the end of the preceding Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

(c) equals the portion of the annual rate of mortality and expense risk charge against the Sub-account's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses and Separate Account Annual Expenses.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account's assets, including shares of the Underlying Investment Portfolios. We maintain records of all purchases and redemptions of Underlying Investment Portfolio shares by each of the Sub-accounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, in your Personal File, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1) The amount of Contributions paid under the Contract, including

- the allocation of contributed amounts to the Sub-accounts of the Separate Account and the General Account;

-   the date the Contribution was made; and

-   the date the amount was credited to your account.

(2) The number and dollar value of Accumulation Units credited to you in each Sub-account;

(3) The value of Contributions made to the General Account; and

(4) The total amounts of all withdrawals and transfers from each Sub-account and the General Account.

We will transmit to Contract owners, at least semi-annually, reports concerning each Underlying Investment Portfolio.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for the Company's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity
payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected;
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF THE COMPANY

The American Life Insurance Company of New York at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                               ANNUITY PROVISIONS

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ADDITIONAL INFORMATION

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at http://www.sec.gov, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statutory-basis financial statements of The American Life Insurance Company of New York ("American Life") appear on the following pages. You should consider the financial statements of American Life included in this SAI as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Financial statements of The American Life Separate Account 5 for 2003 are included as follows:

Report of Independent Auditors
Statement of Assets
Statement of Operations and Changes in Contract Owners' Equity






THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK






Statutory-Basis Financial
Statements and Report of
Independent Auditors

Years Ended December 31, 2003 and 2002

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2003 AND 2002

YEARS ENDED DECEMBER 31, 2003 AND 2002

================================================================================

CONTENTS                                                                    PAGE
Report of Independent Auditors ............................................    2
Statutory-Basis Balance Sheets ............................................    3
Statutory-Basis Statements of Operations ..................................    4
Statutory-Basis Statements of Changes in Capital and Surplus ..............    5
Statutory-Basis Statements of Cash Flow ...................................    6
Notes to Statutory-Basis Financial Statements .............................    7

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
REPORT OF INDEPENDENT AUDITORS



--------------------------------------------------------------------------------

BOARD OF DIRECTORS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

   We have audited the accompanying statutory-basis balance sheets of The American Life Insurance Company of New York as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

   In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The American Life Insurance Company of New York at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

/s/ Ernst & Young LLP

New York, New York
April 23, 2004

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS BALANCE SHEETS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                         DECEMBER 31,
                                                                      2003        2002
                                                                    --------    --------
ASSETS
   Investments and Cash:
      Bonds .....................................................   $ 93,211    $ 95,429
      Preferred stock ...........................................         75         500
      Policyholder loans ........................................      4,946       5,715
      Short-term investments ....................................      1,608         821
      Cash ......................................................        330       2,200
                                                                    --------    --------
      Total investments and cash ................................    100,170     104,665
   Life and accident and health premiums deferred and uncollected      1,355       1,042
   Accrued investment income ....................................        973       1,159
   Other admitted assets ........................................        545         544
   Separate account assets ......................................        864         195
                                                                    --------    --------
      Total assets ..............................................   $103,907    $107,605
                                                                    ========    ========

LIABILITIES
   Policy and contract reserves .................................   $ 66,967    $ 70,461
   Claim reserves ...............................................        593       1,512
   Reinsurance payable ..........................................        170         626
   Payable for securities .......................................       --            91
   Accounts payable and accrued expenses ........................        337          55
   Due to parent ................................................      1,752        --
   Interest maintenance reserve .................................      3,116       2,779
   Other liabilities ............................................      5,415       6,668
   Separate account liabilities .................................        864         195
                                                                    --------    --------
      Total liabilities .........................................     79,214      82,387
                                                                    --------    --------

CAPITAL AND SURPLUS
   Series A common stock, $4.55 par value, 1,100,000
      shares authorized, 550,000 shares issued and outstanding ..      2,503       2,503
   Paid in surplus ..............................................     31,549      31,549
                                                                    --------    --------
      Total capital .............................................     34,052      34,052
   Unassigned (deficit) surplus .................................     (9,359)     (8,834)
                                                                    --------    --------
      Total capital and surplus .................................     24,693      25,218
                                                                    --------    --------
      Total liabilities and capital and surplus .................   $103,907    $107,605
                                                                    ========    ========








         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF OPERATIONS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                            YEARS ENDED DECEMBER 31,
                                                               2003         2002
                                                             -------      --------
REVENUES
   Premium and annuity considerations ....................   $ 3,833      $  4,654
   Net investment income .................................     4,613         5,570
   Reserve adjustment on reinsurance ceded ...............      (587)         (437)
   Commission and expense allowances on reinsurance ceded        902           395
   Amortization of the interest maintenance reserve ......       (12)          (67)
   Other revenues ........................................       132           175
                                                             -------      --------
      Total revenues .....................................     8,881        10,290
                                                             -------      --------

BENEFITS AND EXPENSES
   Death and disability benefits .........................     1,822         2,377
   Annuity and surrender benefits ........................     4,650         8,867
   Decrease in insurance and annuity reserves ............    (3,357)       (4,747)
   Other benefits ........................................       189           264
   Commissions ...........................................     1,268           145
   General and administrative expenses ...................     7,794        12,302
   Taxes, licenses and fees ..............................       661           938
   Net transfers from (to) separate accounts .............       577          (818)
                                                             -------      --------
      Total benefits and expenses ........................    13,604        19,328
                                                             -------      --------

      Loss from operations before, federal income taxes
         and net realized capital losses .................    (4,723)       (9,038)
   Federal income taxes ..................................        --            --
                                                             -------      --------
   Loss from operations before net realized capital losses    (4,723)       (9,038)
   Net realized capital losses ...........................      (425)       (1,500)
                                                             -------      --------
      Net loss ...........................................   $(5,148)     $(10,538)
                                                             =======      ========










         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.
4

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                YEARS ENDED DECEMBER 31,
                                                                 2003            2002
                                                               -------         --------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ....................    $25,218         $ 40,152
   Adjustments to surplus:
      Net loss ............................................     (5,148)         (10,538)
      Change in net unrealized capital losses .............        (33)              --
      Change in non-admitted assets .......................      4,711           (4,733)
      Change in liability for unauthorized reinsurance ....        (55)             (32)
      Change in valuation basis of reserve ................         --              280
      Change in asset valuation reserve ...................         --               89
                                                               -------         --------
         Net adjustments to surplus .......................       (525)         (14,934)
                                                               -------         --------
CAPITAL AND SURPLUS, END OF YEAR ..........................    $24,693         $ 25,218
                                                               =======         ========









         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CASH FLOW

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                 YEARS ENDED DECEMBER 31,
                                                                  2003            2002
                                                                --------        --------
CASH FROM OPERATIONS:
   Premiums collected net of reinsurance ....................   $  3,518        $  4,607
   Net investment income ....................................      4,800           6,732
   Miscellaneous income .....................................      1,501             488
                                                                --------        --------
      Total income received .................................      9,819          11,827
                                                                --------        --------
   Benefit and loss related payments ........................      8,751          11,217
   Net transfers to separate, segrated accounts
      and protected cell accounts ...........................        577            (818)
   Commissions, expenses paid and aggregate
      write-ins for deductions ..............................      7,647          15,163
   Federal and foreign income taxes paid ....................         --          (6,698)
                                                                --------        --------
      Total operating expenses paid .........................     16,975          18,864
                                                                --------        --------
         Net cash from operations ...........................     (7,156)         (7,037)
                                                                --------        --------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Bonds .................................................     53,246          94,436
      Miscellaneous proceeds ................................      1,130              --
                                                                --------        --------
         Total investment proceeds ..........................     54,376          94,436
                                                                --------        --------
      Cost of investments acquired:
         Bonds ..............................................     51,409          79,410
         Miscellaneous applications .........................        859              --
                                                                --------        --------
           Total cost of investments acquired ...............     52,268          79,410
                                                                --------        --------
           Net decrease in policy loans .....................       (768)           (278)
                                                                --------        --------

NET CASH FROM INVESTMENT ....................................      2,876          15,304
                                                                --------        --------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Net deposit-type contract fund and other liabilities .....       (136)             (9)
   Other cash provided (applied) ............................      3,333          (7,907)
                                                                --------        --------
         Net cash from financing and miscellaneous activities      3,197          (7,916)
                                                                --------        --------
Net change in cash and short-term investments ...............     (1,083)            351
   Cash and short-term investments:
      Beginning of year .....................................      3,021           2,670
                                                                --------        --------
      End of year ...........................................   $  1,938        $  3,021
                                                                ========        ========




         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.
6

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

1.   ORGANIZATION

   The American Life Insurance Company of New York (the "Company") is ultimately a wholly owned subsidiary of Inviva, Inc. ("Inviva"). The Company offers paperless life insurance and variable annuity products through insurance shopping websites, financial planners and other branded providers of financial products.

2.   BASIS OF PRESENTATION

   These statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York State Insurance Department (the "Department"). Insurance companies domiciled in New York are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("New York SAP"). There are no differences between the Company's net loss or capital and surplus as determined on a New York SAP basis and an NAIC SAP basis.

   Financial statements prepared in accordance with New York SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized;
2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities; 9) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

   A  reconciliation  of net income and  capital  and  surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance with GAAP is as follows:

                                                           NET INCOME                  CAPITAL AND SURPLUS
                                                    YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                     2003             2002            2003             2002
                                                    -------          -------         -------          -------
Statutory-basis amounts ......................      $(4,723)         $(9,038)        $24,693          $25,218
Add (deduct) adjustments:
   Investments ...............................           12               67           4,575            4,785
   Deferred premiums .........................           28              (95)           (817)            (844)
   Policy acquisition costs ..................          306              (19)            380               74
   Goodwill and other intangibles ............         (190)            (442)         11,370           11,559
   Nonadmitted assets ........................           --               --             219            4,875
   Reserves ..................................           35               38            (548)            (583)
   Other .....................................          (33)             368              --               --
                                                    -------          -------         -------          -------
GAAP-basis amounts ...........................       (4,565)          (9,121)         39,872           45,084
                                                    =======          =======         =======          =======

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   BONDS--Bonds are stated at amortized cost using the interest method or at fair value based on their NAIC rating. Mortgage backed securities are stated at amortized cost or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, which are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rates. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   PREFERRED STOCK--Nonredeemable preferred stocks are reported at fair value. Fair value is determined based on the Company's ownership interest in the GAAP equity of the underlying investment. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks are written down and a realized loss is recognized.

   POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

   CASH AND SHORT-TERM INVESTMENTS--Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Fair values for such investments approximate carrying value.

   REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the interest maintenance reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

   ASSET VALUATION RESERVE--An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued is established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   NET INVESTMENT INCOME AND EXPENSES--Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

NON-ADMITTED ASSETS

   Certain assets, principally past due receivables, deferred taxes and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet. The changes in nonadmitted assets are shown as a change in surplus.

LIFE AND ACCIDENT AND HEALTH PREMIUMS

   Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due.

   Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

   Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

   Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

POLICY AND CONTRACT RESERVES

   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging predominantly from 2.50% to 6.00%), in accordance with Department requirements. The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December
31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death.

   Surrender values are not promised in excess of the legally computed reserves.

   Deficiency reserves for life business are calculated with assumed valuation interest rates between 2.5% and 4.5% varying by product.

ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2003 and 2002, averaged 4.00% and are deemed sufficient to provide for contractual surrender values for these funds.

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future payout benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 3.50% to 8.00%), in accordance with Department requirements.

ACCIDENT AND HEALTH RESERVES

   Premium deficiency reserves for A&H business are calculated with assumed valuation interest rates between 3% and 5.5% varying by product.

CLAIM RESERVES

   Policy and contract claims are amounts due on claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical trend review of claims reported after statement date relating to claims incurred as of the statement date.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

GUARANTY FUND AND OTHER ASSESSMENTS

   A liability for guaranty fund (and other) assessments is accrued after an insolvency has occurred.

SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operation as net transfers to/from separate accounts. Investment gains (losses) in the separate account are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations are recognized as income when due. Group life and disability insurance premiums are recognized as income over the contract period.

GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

ESTIMATES

   The preparation of financial statements in accordance with New York SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATION

   Certain 2002 amounts included in the accompanying financial statements have been reclassified to conform to the 2003 presentation.

4.   INVESTMENTS

DEBT SECURITIES

   The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2003 are as follows:

                                                                                          NAIC
                                                   AMORTIZED     GROSS UNREALIZED        MARKET
                                                     COST       GAINS      LOSSES        VALUE
                                                   ---------   -------    --------      -------
Fixed maturities:
U.S. Treasury securities and obligations of
   US Government corporations and agencies .....   $11,481     $   203     $  (136)     $11,548
Obligations of states and political subdivisions     1,533          --          --        1,533
Corporate securities ...........................    44,863       1,277         (83)      46,057
Mortgage-backed securities:
   U.S government agencies .....................    14,147          --          --       14,147
   Corporate ...................................    22,795          --          --       22,795
                                                   -------     -------     -------      -------
Total ..........................................   $94,819     $ 1,480     $  (219)     $96,080
                                                   =======     =======     =======      =======

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2002 are as follows:

                                                  NAIC         GROSS
                                                AMORTIZED     UNREALIZED   MARKET
                                                  COST          GAINS      LOSSES       VALUE
                                                 -------       -------     -------      -------
Fixed maturities:
   U.S. Treasury securities and obligations of
      US Government corporations and agencies    $32,887       $   675        $ --      $33,562
   Corporate securities ......................    36,300         1,006         (42)      37,264
   Mortgage-backed securities:
      U.S government agencies ................    15,618            --          --       15,618
      Corporate ..............................    11,445            --          --       11,445
                                                 -------       -------     -------      -------
   Total .....................................   $96,250       $ 1,681     $   (42)     $97,889
                                                 =======       =======     =======      =======

   Short-term investments with a statement value, which equals NAIC market value, of $1,608 and $821 at December 31, 2003 and 2002, respectively, are included in the above tables. As of December 31, 2003 and 2002, the Company had fixed maturity securities with a statement value of $8,571 and $8,217, respectively, on deposit with various state regulatory agencies.

   The Company's recognized a capital loss in 2003 of $425 on its preferred stock investment with a market value of $75 and $500, as of December 31, 2003 and 2002, respectively. Its initial cost was $2,000.

MATURITIES

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2003 are as follows:

                                                      AMORTIZED      NAIC MARKET
                                                        COST            VALUE
                                                      ---------      -----------
Due in one year or less ............................   $ 3,285         $ 3,297
Due after one year through five years ..............    11,788          12,097
Due after five years through ten years .............    39,904          40,583
Due after ten years ................................     2,900           3,161
Mortgage-backed securities .........................    36,942          36,942
                                                       -------         -------
TOTAL ..............................................   $94,819         $96,080
                                                       =======         =======

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

REALIZED INVESTMENT GAINS

   Net realized capital losses consisted of the following:

                                                              2003       2002
                                                            -------    -------
Bonds ..................................................... $   324    $ 1,579
Preferred stock ...........................................    (425)    (1,500)
                                                            -------    -------
   Net realized capital gains (losses), net of tax ........    (101)        79
Transfer to IMR, net of tax ...............................    (324)    (1,579)
                                                            -------    -------
   Net realized capital losses, net of tax and transfer
      to IMR .............................................. $  (425)   $(1,500)
                                                            =======    =======

   In 2003, net realized capital losses on bonds consisted of $687 gross realized gains and $363 gross realized losses. In 2002, net realized capital gains on bonds consisted of $3,639 gross realized gains $2,060 gross realized losses. During 2003 and 2002, proceeds from the sales of fixed maturity securities were $53,086 and $94,436, respectively.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

NET INVESTMENT INCOME

   Net investment income for the years ended December 31, 2003 and 2002, including accrual of discount and amortization of premiums, arose from the following sources are as follows:

                                                              2003        2002
                                                             ------      ------
Bonds ...................................................    $4,389      $5,542
Policy loans ............................................       275         261
Cash and short-term investments .........................        50          54
Other investment income .................................        94          --
                                                             ------      ------
   Total gross investment income ........................     4,808       5,857
Investment expenses .....................................      (195)       (287)
                                                             ------      ------
Net investment income ...................................    $4,613      $5,570
                                                             ======      ======

   At December 31, 2003 and 2002, the Company held no unrated or less-than-investment grade bonds. NAIC class 1 and 2 are considered investment grade. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the risk that the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2003 is as follows:

                                                          LESS THAN 12 MONTHS
                                                       -------------------------
                                                          FAIR
                                                         MARKET     UNREALIZED
                                                          VALUE       LOSSES
                                                       -----------  -----------
Fixed maturities:
   U.S. Treasury securities and obligations of US
      Government corporations and agencies ............  $ 8,262     $(136)
   Corporate securities ...............................    7,226       (83)
                                                         -------     -----
Total debt securities .................................   15,488      (219)
                                                         =======     =====
5.   FAIR VALUE

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

5.   FAIR VALUE (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                               CARRYING
                                                                 VALUE     FAIR VALUE
                                                               ---------   ----------
Bonds .......................................................   $93,211     $94,472
Preferred stocks ............................................        75          75
Cash and short-term investments .............................     1,938       1,938
Policy loans ................................................     4,946       4,946

LIABILITIES
Policy and contract reserves ................................   $66,967     $68,805

   Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                               CARRYING
                                                                 VALUE     FAIR VALUE
                                                               ---------   ----------
Bonds .......................................................   $95,429     $97,068
Preferred stocks ............................................       500         500
Cash and short-term investments..............................     3,021       3,021
Policy loans ................................................     5,715       5,715

LIABILITIES
Policy and contract reserves ................................   $70,461     $72,395

   FIXED MATURITIES AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. The fair value of equity securities is determined based on the Company's ownership interest in the GAAP equity of the underlying investment.

   CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   POLICY AND CONTRACT RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions. This includes life reserves and accident and health reserves.

6.   REINSURANCE AND RELATED TRANSACTIONS

   Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains primarily obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

   In 2003 and 2002, the Company did not enter into any material new reinsurance agreements. The Company ceded reinsurance arrangements reduced certain items in the accompanying financial statements as follows:

                                                                        2003         2002
                                                                      --------     --------
Premiums, annuity and other consideration--non-affiliates .........     $2,044      $1,365
Benefits paid or provided--non-affiliates .........................        655         636
Policy and contract liabilities--non-affiliates ...................      3,663       2,508

   The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $197 and $142 at December 31, 2003 and 2002, respectively. During 2003, a Corporate Owned Life Insurance (COLI) treaty with Gerling Global Life Reinsurance Company has been recaptured retroactive to December 31, 2002. This was applicable to all existing policies that were previously reinsured. The net effect of this commutation on the Company's operation was a gain of $35 in 2003. The Company did not commute any ceded reinsurance during 2002. During 2002, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

6.   REINSURANCE AND RELATED TRANSACTIONS (CONTINUED)

   Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2003 and 2002, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

   The premium and annuity consideration amounts included in the Statements of Operations, for the years ended December 31, 2003 and 2002 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $45 and $101, respectively):

                                                            2003          2002
                                                           ------        ------
LONG DURATION CONTRACTS
Direct premiums ....................................       $5,718        $5,893
Reinsurance assumed ................................          113            25
Reinsurance ceded ..................................        2,043         1,365
                                                           ------        ------
Premiums ...........................................       $3,788        $4,553
                                                           ======        ======

   The net amounts of reduction in surplus at December 31, 2003 if all reinsurances were cancelled is $3,306.

7.   COMMITMENTS AND CONTINGENCIES

   The Company is not involved in any legal actions, which would have arisen in the course of its business. At December 31, 2003 and 2002, respectively, there were no material known contingent liabilities arising outside the normal course of business.

   The Company has no leases at December 31, 2003 and 2002, respectively.

8.   FEDERAL INCOME TAXES

   Components of Deferred Tax Assets ("DTA"s) and Deferred Tax Liabilities ("DTL"s) at December 31 are as follows:


                                                            2003          2002
                                                           ------        ------
Gross deferred tax asset                                  $18,683        $16,008
Gross deferred tax liabilities                                 10              6
                                                          -------        -------
   Sub-Total                                               18,673         16,002
Valuation allowance                                        18,673         16,002
                                                          -------        -------
Net deferred tax asset                                         --             --
   Increase (decrease) in gross deferred tax asset        $ 2,671        $    --
                                                          -------        -------

   Prior to 1984, the Company was allowed certain special deductions for federal income tax purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes would also be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. As of December 31, 2003, the Company had a balance of $4,900 in its PSA under the provisions of the Internal Revenue Code.

   The Company has no income taxes incurred in the current and prior years that are available for recoupment in the event of future net losses.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

8.   FEDERAL INCOME TAXES (CONTINUED)

   The main components of the 2003 deferred tax amounts are as follows:

DTAS                                       STATUTORY      TAX      DIFFERENCE    TAX EFFECT
----                                       ---------    -------    ----------    ----------
Net operating loss carryforward .........   $    --     $27,965      $27,965       $ 9,788
Capital Loss carryforward ...............        --       9,189        9,189         3,216
Deferred policyholder acquisition costs..        --      12,145       12,145         4,251
Insurance reserves ......................    68,139      64,341        3,798         1,329
Other ...................................        --         282          282            99
                                                                                   -------
GROSS DTAS ..............................                                           18,683
                                                                                   -------

DTAS                                       STATUTORY      TAX      DIFFERENCE    TAX EFFECT
----                                       ---------    -------    ----------    ----------
Other ...................................   $    --     $   (27)     $   (27)      $   (10)
                                                                                   -------
Gross DTLs ..............................                                          $   (10)
                                                                                   -------
Valuation allowance .....................                                          $18,673
                                                                                   -------
Net admitted DTA ........................                                          $    --
                                                                                   =======

   The changes in the main components of DTAs and DTLs are as follows:

DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN                                          12/31/03         12/31/02          CHANGE
-------------------------------------------                                          --------         --------          -------
Net operating loss carryforward ................................................     $ 9,788          $  8,320          $ 1,468
Capital loss carryforward ......................................................       3,216             2,713              503
Deferred policyholder acquisition costs ........................................       4,251             4,132              119
Reserves .......................................................................       1,329               820              509
Other ..........................................................................          99                23               76
                                                                                     -------          --------          -------
Gross DTAs .....................................................................      18,683            16,008            2,675
                                                                                     =======           =======          =======
DTLS RESULTING FROM BOOK/TAX DIFFERENCES IN                                          12/31/03         12/31/02           CHANGE
-------------------------------------------                                          --------         --------          -------
Other ..........................................................................         (10)               (6)              (4)
                                                                                     -------          --------          -------
Gross DTLs .....................................................................         (10)               (6)              (4)
                                                                                     =======          ========          =======
Valuation allowance ............................................................     $18,673           $16,002          $ 2,671
                                                                                     =======          ========          =======
NET ADMITTED DTA ...............................................................     $    --          $     --          $    --
                                                                                     =======          ========          =======

   Among the more significant book to tax adjustments were the following:

                                                                                                        100%              35%
                                                                                                      --------          -------
Statutory loss before taxes ....................................................                      $ (4,723)         $(1,653)
                                                                                                      --------          -------
Reserve Adjustment .............................................................                          (145)             (51)
Other ..........................................................................                            (1)              (0)
                                                                                                      --------          -------
Total adjustments ..............................................................                          (146)             (51)
                                                                                                      --------          -------

TAXABLE LOSS ...................................................................                      $ (4,869)         $(1,704)
                                                                                                      --------          -------

   As of December 31, 2003, the Company had operating loss carryforwards of approximately $28,000, which expire between 2016 and 2017. As of December 31, 2003, the Company had capital loss carryforwards of approximately $9,200, which expire in 2006.

9.   RELATED PARTY TRANSACTIONS

   The Company has a service agreement with Inviva, which covers certain general and administrative expenses and taxes, licenses and fees. During 2003 and 2002, respectively, operating expenses of $6,276 and $10,119 were charged to the Company and are reflected in the accompanying statements of operations. At December 31, 2002, the Company reported $4,583 as amounts due from Inviva which were non-admitted subsequent to the filing of the Company's annual statement on February 28, 2003. This was recorded as a reduction to surplus. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

9.  RELATED PARTY TRANSACTIONS (CONTINUED)

   Prior to September 2002, the Company had a distribution agreement with Inviva Securities Corporation, a wholly owned subsidiary of Inviva, to serve as principal underwriter for variable annuity products issued by the Company. In September 2002, this agreement was terminated since the Company's variable annuity product pays no fees or commissions and, therefore does not require a broker dealer in the sales process.

10. POLICY AND CONTRACT RESERVES

   Additional premiums are charged for contracts issued on substandard lives according to underwriting classification. The corresponding reserves are determined by computing the regular mean reserves for the plan at the actual age and holding an additional reserve. The additional reserve is a multiple of the additional premium charge for the year. The multiple is based on plan, duration, and substandard category.

   As of December 31, 2003 and 2002, respectively, the Company had approximately $223,600 and $258,900 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover the above insurance totaled $2,871 and $2,639 as of December 31, 2003 and 2002, respectively. This reserve is calculated using discount rates ranging from 2.5% to 6.0%.

   The tabular interest (excluding funds not involving life contingencies), tabular less actual reserve released and tabular cost amounts have been determined in accordance with Department regulations. For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

   At December 31, 2003 and 2002, the Company does not have any variable annuities with guaranteed living benefits.

   At December 31, 2003, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    2003
                                                                       ------------------------------
                                                                         AMOUNT            % OF TOTAL
                                                                       ---------           ----------
A. Subject to discretionary withdrawal:
   1. With market value adjustment ...............................      $    --                  --%
   2. At book value less current surrender charge
         of 5% or more ...........................................           --                  --%
   3. At fair value ..............................................          864                 3.4%
                                                                        -------             -------
   4. Total with adjustment or at fair value
         (total of 1 through 3) ..................................          864                 3.4%
   5. At book value without adjustment
         (minimal or no charge or adjustment) ....................       23,011                91.5%
B. Not subject to discretionary withdrawal .......................        1,281                 5.1%
                                                                        -------             -------
C. Total (gross: direct + assumed) ...............................       25,156               100.0%
                                                                        -------             -------
D. Reinsurance ceded .............................................           --                  --%
                                                                        -------             -------
E. Total (net) (C)-(D) ...........................................      $25,156               100.0%
                                                                        =======             =======

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

   Separate accounts are used for individual policies and do not have any minimum guarantees. The investment risks associated with market value changes are borne by the policyholders. The assets in the accounts, carried at estimated fair value consist of investments in 80 mutual funds. Information regarding the non-guaranteed separate accounts of the Company as of and for the years ended December 31, are as follows:

                                                                                               2003             2002
                                                                                              ------           ------
Premiums, deposits and other considerations for
   the year ended December 31, ........................................................       $1,053           $2,199
Reserves at December 31, ..............................................................          864              195
For accounts with assets at Market Value ..............................................          864              195
Reserves  for  separate  accounts  by  withdrawal  characteristics:  Subject  to discretionary withdrawal:
      At market value .................................................................       $  864           $  195
                                                                                              ------           ------
   Subtotal ...........................................................................          864              195
   Not subject to discretionary withdrawal ............................................           --               --
                                                                                              ------           ------
   Total separate account liabilities .................................................       $  864           $  195
                                                                                              ======           ======

   Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general accounts statement for the year ended December 31, are as follows:

                                                                                               2003             2002
                                                                                              ------           ------
Transfers to separate accounts ........................................................       $   --            $(818)
Transfers from separate sccounts ......................................................          577               --
                                                                                              ------           ------
Net transfers from (to) Separate Accounts .............................................       $  577            $(818)
                                                                                              ======           ======

12. LIFE AND ACCIDENT AND HEALTH PREMIUMS DEFERRED AND UNCOLLECTED

   Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2003 are as follows (not including accident and health premiums due and unpaid of $3):

                                                                                                               NET OF
                                                                                               GROSS           LOADING
                                                                                              ------           ------
Ordinary new business .................................................................       $  684           $  393
Ordinary renewal ......................................................................          769              952
Group life ............................................................................           10                7
                                                                                              ------           ------
Total .................................................................................       $1,463           $1,352
                                                                                              ======           ======

   Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2002 are as follows (not including accident and health premiums due and unpaid of $2):

                                                                                                               NET OF
                                                                                               GROSS           LOADING
                                                                                              ------           ------
Ordinary new business .................................................................         $172            $ 157
Ordinary renewal ......................................................................          768              879
Group life ............................................................................            6                4
                                                                                                ----           ------
Total .................................................................................         $946           $1,040
                                                                                                ====           ======

13. CAPITAL AND SURPLUS

   The Company is required to maintain minimum capital and surplus to conduct life and accident and health operations. Under New York Insurance Law, the payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Superintendent. The maximum amount of shareholders dividends that may be paid by life insurance companies without prior approval of the New York Insurance Superintendent is also subject to restrictions relating to statutory surplus and net income. In 2004, the Company can not pay any dividends without prior approval from the Department.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

13. CAPITAL AND SURPLUS (CONTINUED)

   Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company meets its RBC requirements.

14. RECONCILIATION TO STATUTORY ANNUAL STATEMENTS

   The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                                     2002
                                                                                    -------
Capital and Surplus as reported in Annual Statement ............................    $29,800
Deduct nonadmitted receivable from affiliate ...................................     (4,582)
                                                                                    -------
Total capital and surplus as reported in the accompanying audited
   statutory-basis balance sheet ...............................................    $25,218
                                                                                    =======

   There were no income statement differences as previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements.

   In 2003, there is no adjustment from the filing of the Company's annual statement on February 29, 2004 to these financial statements.


17


AMERICAN LIFE INSURANCE COMPANY OF NEW YORK






Annual Report
to Contract Owners

December 31, 2003

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2003

================================================================================

AMERICAN SEPARATE ACCOUNT 5

Statement of Assets and Liabilities as of December 31, 2003 ...............    2
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2003 ...................................    4
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2002 ...................................   11
Notes to Financial Statements .............................................   20
Report of Independent Auditors ............................................   32

AMERICAN SEPARATE ACCOUNT 5
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

========================================================================================================================
                                                                                       SHARES      COST          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   American Century Variable Portfolios, Inc:
     Income and Growth Fund.....................................................       150.886     $  840        $  991
     International Fund.........................................................        18.712        106           120
     Ultra Fund.................................................................     1,281.392     11,419        11,763
     Value Fund.................................................................       357.619      2,468         2,786
     Vista Fund.................................................................        83.794        774           971
   Delaware Investments VIP Trust Series: (Service Class)
     Emerging Markets Fund......................................................     3,008.179     30,707        33,601
     High Yield Fund............................................................       926.373      5,045         5,262
     International Value Equity Fund............................................         8.361        106           131
     Large Cap Value Fund.......................................................       335.661      5,008         5,478
     REIT Series Fund...........................................................     3,546.843     48,589        53,664
   Invesco Variable Investment Funds, Inc:
     Dynamics Fund..............................................................       240.571      2,311         2,832
     Financial Services Fund....................................................       203.306      2,347         2,753
     Growth Fund................................................................       441.351      2,333         2,705
     Real Estate Opportunity Fund...............................................        45.680        535           655
   Navellier Variable Insurance Series Fund, Inc.
     Growth Portfolio...........................................................     2,019.468     21,124        29,040
   PIMCO Variable Insurance Trust: (Administrative Class)
     Foreign Bond Portfolio.....................................................     1,172.578     11,682        11,761
     High Yield Portfolio.......................................................     2,527.207     19,585        20,698
     Low Duration Portfolio.....................................................       489.449      5,020         5,027
     Money Market Portfolio.....................................................    60,920.550     60,921        60,920
     Real Return Portfolio......................................................     2,725.529     34,050        33,687
     Short-Term Portfolio.......................................................     8,924.795     90,111        90,140
     StockPLUS Growth and Income Portfolio......................................    17,697.707    155,810       163,881
     Total Return Portfolio.....................................................    13,270.452    137,497       137,482
   Pioneer Variable Contracts Trust: (Class II Shares)
     Equity Income Portfolio....................................................        54.526        872           992
     Europe Portfolio...........................................................        13.821        103           123
     High Yield Portfolio.......................................................     4,025.088     45,091        46,087
   Royce Capital Fund:
     Micro-Cap Portfolio........................................................     7,128.212     54,019        23,433
     Small-Cap Portfolio........................................................     2,149.859     18,605        54,103
   Scudder Investment VIT Funds: (Class B shares)
     EAFE Index Fund............................................................        52.089        373           427
     Equity 500 Index Fund......................................................       570.264      5,255         6,632
   Third Avenue Variable Series Trust:
     Variable Annuity Trust.....................................................       985.054     16,768        20,647
   Van Kampen Life Investment Trust: (Class II Shares)
     Comstock Portfolio.........................................................       835.103      9,261         9,812
   Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Debt Portfolio............................................       134.402      1,147         1,215
     Emerging Markets Equity Portfolio..........................................        21.869        170           198
     Global Value Equity Portfolio..............................................     1,752.434     21,212        22,238
     International Magnum Portfolio.............................................       172.321      1,286         1,706
-----------------------------------------------------------------------------------------------------------------------
       Total assets .....................................................................................      $863,961
==========================================================================================================================


   The accompanying notes are an integral part of these financial statements.

AMERICAN SEPARATE ACCOUNT 5
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2003

==========================================================================================================================

                                                                                      UNITS       UNIT VALUE       VALUE
--------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   American Century Variable Portfolios, Inc:
     Income and Growth Fund.....................................................       923.994     $1.072869      $    991
     International Fund.........................................................       118.093      1.014537           120
     Ultra Fund.................................................................    11,691.539      1.006128        11,763
     Value Fund.................................................................     2,379.293      1.170890         2,786
     Vista Fund.................................................................       820.338      1.183855           971
   Delaware Investments VIP Trust Series:
     Emerging Markets Fund......................................................    21,574.982      1.557419        33,601
     High Yield Fund............................................................     4,131.482      1.273571         5,262
     International Value Equity Fund............................................       109.254      1.197548           131
     Large Cap Value Fund.......................................................     5,243.653      1.044690         5,478
     REIT Series Fund...........................................................    42,451.849      1.264107        53,664
   Invesco Variable Investment Funds, Inc:
     Dynamics Fund..............................................................     2,887.709      0.980833         2,832
     Financial Services Fund....................................................     2,441.986      1.127264         2,753
     Growth Fund................................................................     3,499.898      0.773017         2,705
     Real Estate Opportunity Fund...............................................       421.462      1.554208           655
   Navellier Variable Insurance Series Fund, Inc.
     Growth Portfolio...........................................................    26,978.587      1.076408        29,040
   PIMCO Variable Insurance Trust:
     Foreign Bond Portfolio.....................................................    10,768.408      1.092156        11,761
     High Yield Portfolio.......................................................    17,109.136      1.209748        20,698
     Low Duration Portfolio.....................................................     4,599.051      1.092960         5,027
     Money Market Portfolio.....................................................    59,586.993      1.022374        60,920
     Real Return Portfolio......................................................    26,134.817      1.288984        33,687
     Short-Term Portfolio.......................................................    86,021.640      1.047881        90,140
     StockPLUS Growth and Income Portfolio......................................   146,420.196      1.119250       163,881
     Total Return Portfolio.....................................................   119,760.241      1.147976       137,482
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio....................................................       972.996      1.019345           992
     Europe Portfolio...........................................................       112.187      1.095723           123
     High Yield Portfolio.......................................................    35,808.541      1.287047        46,087
   Royce Capital Fund:
     Micro-Cap Portfolio........................................................    17,249.914      1.358467        23,433
     Small-Cap Portfolio........................................................    42,083.625      1.285611        54,103
   Scudder Investment VIT Funds:
     EAFE Index Fund............................................................       408.791      1.044865           427
     Equity 500 Index Fund......................................................     6,349.144      1.044565         6,632
   Third Avenue Variable Series Trust:
     Variable Annuity Trust.....................................................    15,770.935      1.309165        20,647
   Van Kampen Life Investment Trust:
     Comstock Portfolio.........................................................     9,232.632      1.062802         9,812
   Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Debt Portfolio............................................       927.629      1.309737         1,215
     Emerging Markets Equity Portfolio..........................................       162.527      1.216686           198
     Global Value Equity Portfolio..............................................    21,768.217      1.021595        22,238
     International Magnum Portfolio.............................................     1,633.455      1.044470         1,706
--------------------------------------------------------------------------------------------------------------------------
   Net assets attributable to contract owners' deferred annuity payment reserves ...........................      $863,961
==========================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                                      AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                                        ------------------------------------------------------------
                                                                        INCOME AND
                                                                          GROWTH      INTERNATIONAL    ULTRA      VALUE      VISTA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............   $      4       $      1     $     --   $     20   $     --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................................         --           (134)          --         --          8
   Net realized short-term capital gain distributions from investments
     in portfolio shares ..............................................         --             --           --         --         --
   Net realized long-term capital gain distributions from investments
     in portfolio shares ..............................................         --             --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ....         --           (134)          --         --          8
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ..............................................        151             88          344        554        198
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..............   $    155       $    (45)    $    344   $    574   $    206
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                                    AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                                      --------------------------------------------------------------
                                                                      INCOME AND
                                                                        GROWTH      INTERNATIONAL   ULTRA      VALUE      VISTA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ............................................   $      4       $      1    $       --   $     20   $     --
   Net realized gain (loss) on investments in portfolio shares ......         --           (134)           --         --          8
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................        151             88           344        554        198
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........        155            (45)          344        574        206
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..............        811             --           811        603        811
   Contract redemptions .............................................         --             --            --         --         --
   Net transfers ....................................................         25           (220)       10,608         --        (46)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...........................        836           (220)       11,419        603        765
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........................        991           (265)       11,763      1,177        971
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................         --            385            --      1,609         --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................................   $    991       $    120    $   11,763   $  2,786   $    971
====================================================================================================================================

(a) For the period of January 1, 2003 through January 21, 2003 (Termination date of fund).

(b) For the period of February 3, 2003 (Inception date of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

     BERGER
  INSTITUTIONAL
    PRODUCTS
    TRUST (a)            CREDIT SUISSE FUNDS (b)                             DELAWARE INVESTMENTS VIP TRUST SERIES
------------------------------------------------------------------------------------------------------------------------------------

                  EMERGING     INTERNATIONAL    LARGE CAP     EMERGING                    INTERNATIONAL   LARGE CAP
  INTERNATIONAL    MARKETS         FOCUS          VALUE        MARKETS      HIGH YIELD    VALUE EQUITY      VALUE       REIT SERIES
------------------------------------------------------------------------------------------------------------------------------------


  $         --   $        --   $         --   $         --  $          3   $         --   $         5   $          --   $         --


          (364)        5,875          3,598             75            --            752          1,752             --             --

             --           --             --             --            --             --             --             --             --

             --           --             --             --            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
          (364)        5,875          3,598             75            --            752          1,752             --             --

           357            --             --             --         2,895            217             25            470          5,074
------------------------------------------------------------------------------------------------------------------------------------
  $         (7)  $     5,875   $      3,598   $         75  $      2,898   $        969   $      1,782   $        470   $      5,074
====================================================================================================================================





===================================================================================================================================

     BERGER
  INSTITUTIONAL
    PRODUCTS
    TRUST (a)            CREDIT SUISSE FUNDS (b)                             DELAWARE INVESTMENTS VIP TRUST SERIES
------------------------------------------------------------------------------------------------------------------------------------

                  EMERGING     INTERNATIONAL    LARGE CAP     EMERGING                    INTERNATIONAL   LARGE CAP
  INTERNATIONAL    MARKETS         FOCUS          VALUE        MARKETS      HIGH YIELD    VALUE EQUITY      VALUE       REIT SERIES
------------------------------------------------------------------------------------------------------------------------------------



  $         --   $        --   $         --   $         --  $          3   $         --   $         5   $         --   $         --
          (364)        5,875          3,598             75            --            752         1,752             --             --

           357            --             --             --         2,895            217            25            470          5,074
------------------------------------------------------------------------------------------------------------------------------------
            (7)        5,875          3,598             75         2,898            969         1,782            470          5,074
------------------------------------------------------------------------------------------------------------------------------------

            --            --         (1,063)            --            --          5,002            --          5,008         10,381
            --            --        (45,690)            --            --        (20,603)           --             --             --
        (1,242)       (5,875)        43,155            (75)       30,703         19,894        (1,651)            --         38,209
------------------------------------------------------------------------------------------------------------------------------------

        (1,242)       (5,875)        (3,598)           (75)       30,703          4,293        (1,651)         5,008         48,590
------------------------------------------------------------------------------------------------------------------------------------
        (1,249)           --             --             --        33,601          5,262           131          5,478         53,664
------------------------------------------------------------------------------------------------------------------------------------
         1,249            --             --             --            --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
  $         --   $        --   $         --   $         --  $     33,601   $      5,262   $       131   $      5,478   $     53,664
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                                INVESCO VARIABLE INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                 FINANCIAL                    HEALTH
                                                                    DYNAMICS     SERVICES       GROWTH       SCIENCES   HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       --    $       12    $       --    $      --    $       --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................         (183)         (220)         (454)          --           184
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --            --            --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................         (183)         (220)         (454)          --           184
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          732           656           900           --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ......   $      549    $      448    $      446    $      --    $      184
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                                INVESCO VARIABLE INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                 FINANCIAL                    HEALTH
                                                                    DYNAMICS     SERVICES       GROWTH       SCIENCES   HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ......................................  $        --    $       12    $       --    $      --    $       --
   Net realized gain (loss) on investments in portfolio shares          (183)         (220)         (454)          --           184
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          732           656           900           --            --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....          549           448           446           --           184
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........          803           804           803           --        41,000
   Contract redemptions .......................................           --            --            --           --            --
   Net transfers ..............................................          262          (369)         (439)          --       (41,184)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................        1,065           435           364           --          (184)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................        1,614           883           810           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        1,218         1,870         1,895           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................  $     2,832    $    2,753   $     2,705    $      --    $       --
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                 NAVELLIER
       INVESCO VARIABLE          VARIABLE
          INVESTMENT             INSURANCE
       FUNDS (CONTINUED)           TRUST                               PIMCO VARIABLE INSURANCE TRUST
------------------------------  -----------   --------------------------------------------------------------------------------------
                                                                           LONG-TERM
  REAL ESTATE        SMALL                      FOREIGN        HIGH           U.S.           LOW          MONEY          REAL
  OPPORTUNITY   COMPANY GROWTH    GROWTH         BOND          YIELD       GOVERNMENT      DURATION       MARKET         RETURN
------------------------------------------------------------------------------------------------------------------------------------

  $         9    $        --    $        --   $       127   $     1,454    $         9    $        14   $       673    $        40


            3           (520)            --            --           189            (94)            --            --              2

           --             --             --            --            --             --              5            --            477

           --             --             --            --            --             --              1            --            209
------------------------------------------------------------------------------------------------------------------------------------
            3           (520)            --            --           189            (94)             6            --            688
------------------------------------------------------------------------------------------------------------------------------------

          120             --          7,916            31         2,860             --              6            --           (362)
------------------------------------------------------------------------------------------------------------------------------------
  $       132    $      (520)   $     7,916   $       158   $     4,503    $       (85)   $        26   $       673    $       366
====================================================================================================================================





====================================================================================================================================
                                 NAVELLIER
       INVESCO VARIABLE          VARIABLE
          INVESTMENT             INSURANCE
       FUNDS (CONTINUED)           TRUST                               PIMCO VARIABLE INSURANCE TRUST
------------------------------  -----------   --------------------------------------------------------------------------------------
                                                                           LONG-TERM
  REAL ESTATE        SMALL                      FOREIGN        HIGH           U.S.           LOW          MONEY          REAL
  OPPORTUNITY   COMPANY GROWTH    GROWTH         BOND          YIELD       GOVERNMENT      DURATION       MARKET         RETURN
------------------------------------------------------------------------------------------------------------------------------------

  $         9    $        --    $        --   $       127   $     1,454    $         9    $        14   $       673    $        40
            3           (520)            --            --           189            (94)             6            --            688

          120             --          7,916            31         2,860             --              6            --           (362)
------------------------------------------------------------------------------------------------------------------------------------
          132           (520)         7,916           158         4,503            (85)            26           673            366
------------------------------------------------------------------------------------------------------------------------------------

          541             --         21,124         2,560       102,516         35,999          5,001       701,616            539
           --             --             --            --            --             --             --       (85,975)       (48,072)
          (18)           520             --         6,745      (102,863)       (35,914)            --      (555,394)        80,854
------------------------------------------------------------------------------------------------------------------------------------

          523            520         21,124         9,305          (347)            85          5,001        60,247         33,321
------------------------------------------------------------------------------------------------------------------------------------
          655             --         29,040         9,463         4,156             --          5,027        60,920         33,687
------------------------------------------------------------------------------------------------------------------------------------
           --             --             --         2,298        16,542             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  $       655    $        --    $    29,040   $    11,761   $    20,698    $        --    $     5,027   $    60,920    $    33,687
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                         PIMCO VARIABLE INSURANCE               PIONEER VARIABLE
                                                                             TRUST (CONTINUED)                   CONTRACTS TRUST
                                                                      -----------------------------------    -----------------------
                                                                                    STOCKPLUS
                                                                        SHORT      GROWTH AND     TOTAL       EQUITY
                                                                        TERM         INCOME      RETURN       INCOME       EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $     102    $   1,516    $   1,468    $      12    $      --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................          --           --          485           --        3,507
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................          --           --          504           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................         120           --          576           --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares          120           --        1,565           --        3,507
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................          29        8,070          (59)         120           20
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..........   $     251    $   9,586    $   2,974    $     132    $   3,527
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================


                                                                         PIMCO VARIABLE INSURANCE               PIONEER VARIABLE
                                                                             TRUST (CONTINUED)                   CONTRACTS TRUST
                                                                      -----------------------------------    -----------------------
                                                                                    STOCKPLUS
                                                                        SHORT      GROWTH AND     TOTAL       EQUITY
                                                                        TERM         INCOME      RETURN       INCOME       EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ..........................................   $     102    $   1,516    $   1,468    $      12    $      --
   Net realized gain (loss) on investments in portfolio shares ....         120           --        1,565           --        3,507
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................          29        8,070          (59)         120           20
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........         251        9,586        2,974          132        3,527
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............          --           --       92,278          812       28,127
   Contract redemptions ...........................................          --           --      (39,730)          --         (512)
   Net transfers ..................................................      89,889      154,295       78,180           48      (31,019)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .........................      89,889      154,295      130,728          860       (3,404)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................      90,140      163,881      133,702          992          123
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................          --           --        3,780           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period ......................................   $  90,140    $ 163,881    $ 137,482    $     992    $     123
====================================================================================================================================

(a) For the period of January 1, 2003 through October 30, 2003 (Termination date of fund).

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    PIONEER
   VARIABLE                                                                   THIRD                                    VAN KAMPEN
   CONTRACTS                                                                 AVENUE                                     UNIVERSAL
     TRUST                 ROYCE                 SCUDDER INVESTMENT         VARIABLE             VAN KAMPEN           INSTITUTIONAL
  (CONTINUED)          CAPITAL FUND                   VIT FUNDS           SERIES TRUST      LIFE INVESTMENT TRUST      FUNDS INC.
---------------  --------------------------   -------------------------    -----------    -----------------------    ---------------

                                                                                                                         ACTIVE
                                                 EAFE       EQUITY 500      VARIABLE                                  INTERNATIONAL
   HIGH YIELD     MICRO-CAP      SMALL-CAP       INDEX         INDEX      ANNUITY TRUST    COMSTOCK     GOVERNMENT   ALLOCATION (a)
------------------------------------------------------------------------------------------------------------------------------------

  $       918    $       758    $        42   $        49   $        56    $        19    $        --   $     3,955    $        18


          351            146           (167)        4,774          (122)            48             --         1,752          3,071

           --            102          3,024            --            --            106             --            --             --

           --             --             --            --            --             92             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
          351            248          2,857         4,774          (122)           246             --         1,752          3,071
------------------------------------------------------------------------------------------------------------------------------------

          996          5,383          1,520           609         1,665          3,983            551        (5,778)            --
------------------------------------------------------------------------------------------------------------------------------------
  $     2,265    $     6,389    $     4,419   $     5,432   $     1,599    $     4,248    $       551   $       (71)   $     3,089
====================================================================================================================================





====================================================================================================================================
    PIONEER
   VARIABLE                                                                   THIRD                                    VAN KAMPEN
   CONTRACTS                                                                 AVENUE                                     UNIVERSAL
     TRUST                 ROYCE                 SCUDDER INVESTMENT         VARIABLE             VAN KAMPEN           INSTITUTIONAL
  (CONTINUED)          CAPITAL FUND                   VIT FUNDS           SERIES TRUST      LIFE INVESTMENT TRUST      FUNDS INC.
---------------  --------------------------   -------------------------    -----------    -----------------------    ---------------

                                                                                                                         ACTIVE
                                                 EAFE       EQUITY 500      VARIABLE                                  INTERNATIONAL
   HIGH YIELD     MICRO-CAP      SMALL-CAP       INDEX         INDEX      ANNUITY TRUST    COMSTOCK     GOVERNMENT   ALLOCATION (a)
------------------------------------------------------------------------------------------------------------------------------------

  $       918    $       758    $        42   $        49   $        56    $        19    $        --   $     3,955    $        18
          351            248          2,857         4,774          (122)           246             --         1,752          3,071

          996          5,383          1,520           609         1,665          3,983            551        (5,778)            --
------------------------------------------------------------------------------------------------------------------------------------
        2,265          6,389          4,419         5,432         1,599          4,248            551           (71)         3,089
------------------------------------------------------------------------------------------------------------------------------------

        1,999          8,947            768         2,580           722          8,262             --            --         (1,569)
           --             --             --            --            --             --             --       (94,665)       (51,255)
       41,823          5,589         41,878       (36,007)          841          7,568          9,261           169         49,735
------------------------------------------------------------------------------------------------------------------------------------

       43,822         14,536         42,646       (33,427)        1,563         15,830          9,261       (94,496)        (3,089)
------------------------------------------------------------------------------------------------------------------------------------
       46,087         20,925         47,065       (27,995)        3,162         20,078          9,812       (94,567)            --
------------------------------------------------------------------------------------------------------------------------------------
           --          2,508          7,038        28,422         3,470            569             --        94,567             --
------------------------------------------------------------------------------------------------------------------------------------
  $    46,087    $    23,433    $    54,103   $       427   $     6,632    $    20,647    $     9,812   $        --    $        --
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================

                                                                                    VAN KAMPEN UNIVERSAL
                                                                            INSTITUTIONAL FUNDS, INC. (CONTINUED)
                                                                      -------------------------------------------------   ----------
                                                                       EMERGING    EMERGING
                                                                        MARKETS     MARKETS      GLOBAL   INTERNATIONAL    COMBINED
                                                                         DEBT       EQUITY        VALUE       MAGNUM         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $      --    $      --    $      --    $       5    $  11,289
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................         660        1,907           --        6,648       33,529
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................          --                        --           --        4,218
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................          --                        --           --          998
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....         660        1,907           --        6,648       38,745
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ..........................................          68          717        1,026          420       42,572
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..........   $     728    $   2,624    $   1,026    $   7,073    $  92,606
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================

                                                                                    VAN KAMPEN UNIVERSAL
                                                                            INSTITUTIONAL FUNDS, INC. (CONTINUED)
                                                                      -------------------------------------------------   ----------
                                                                       EMERGING    EMERGING
                                                                        MARKETS     MARKETS      GLOBAL   INTERNATIONAL    COMBINED
                                                                         DEBT       EQUITY        VALUE       MAGNUM         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ..........................................   $      --    $      --    $      --    $       5    $  11,289
   Net realized gain (loss) on investments in portfolio shares ....         660        1,907           --        6,648       38,745
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................          68          717        1,026          420       42,572
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........         728        2,624        1,026        7,073       92,606
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............         100          498           --       (2,578)   1,076,616
   Contract redemptions ...........................................          --           --           --      (85,540)    (472,042)
   Net transfers ..................................................         387      (30,684)      21,212       82,751      (28,399)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .........................         487      (30,186)      21,212       (5,367)     576,175
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................       1,215      (27,562)      22,238        1,706      668,781
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................          --       27,760           --           --      195,180
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period ......................................   $   1,215    $     198    $  22,238    $   1,706    $ 863,961
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                       AIM VARIABLE INSURANCE FUNDS(a)
                                                                      --------------------------------------------------------------
                                                                      AGGRESSIVE                  BASIC        BLUE        CAPITAL
                                                                        GROWTH      BALANCED      VALUE        CHIP     APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $      --    $      --    $      --    $      --    $      --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ............................................          --           27            2           --           --
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................          --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations .............   $      --    $      27    $       2    $      --    $      --
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                       AIM VARIABLE INSURANCE FUNDS(a)
                                                                      --------------------------------------------------------------
                                                                      AGGRESSIVE                  BASIC        BLUE        CAPITAL
                                                                        GROWTH      BALANCED      VALUE        CHIP     APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Income dividends from investments in portfolio shares ..........   $      --    $      --    $      --    $      --    $      --
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................          --           27            2           --           --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......   $      --    $      27    $       2    $      --    $      --
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............          --           --          330           --           --
   Contract redemptions ...........................................         (20)       9,543         (352)         (20)         (20)
   Net transfers ..................................................          --       (9,590)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................         (20)         (47)         (22)         (20)         (20)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................         (20)         (20)         (20)         (20)         (20)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................          20           20           20           20           20
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................   $      --    $      --    $      --    $      --    $      --
====================================================================================================================================

(a)  For the period January 1, 2002 through April 5, 2002 (termination of fund).


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                    AIM VARIABLE INSURANCE FUNDS (CONTINUED)(a)
------------------------------------------------------------------------------------------------------------------------------------

     CAPITAL        DENT        DIVERSIFIED      GLOBAL         GOV'T          CORE          HIGH            INT'L        MID CAP
   DEVELOPMENT   DEMOGRAPHIC      INCOME        UTILITIES    SECURITIES       EQUITY         YIELD          GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

 $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --


         --             --             --             --             --             --             --          2,221             --

         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $       --     $       --     $       --     $    2,221     $       --
====================================================================================================================================








====================================================================================================================================
                                                    AIM VARIABLE INSURANCE FUNDS (CONTINUED)(a)
------------------------------------------------------------------------------------------------------------------------------------

     CAPITAL        DENT        DIVERSIFIED      GLOBAL         GOV'T          CORE          HIGH            INT'L        MID CAP
   DEVELOPMENT   DEMOGRAPHIC      INCOME        UTILITIES    SECURITIES       EQUITY         YIELD          GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

 $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --

         --             --             --             --             --             --             --          2,221             --

         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $       --     $       --     $       --     $    2,221     $       --
------------------------------------------------------------------------------------------------------------------------------------

         --             --             --             --             --             --             --            300             --
        (20)           (20)           (20)           (21)           (20)           (40)           (20)       109,467            (20)
         --             --             --             --             --             --             --       (112,008)            --
------------------------------------------------------------------------------------------------------------------------------------

        (20)           (20)           (20)           (21)           (20)           (40)           (20)        (2,241)           (20)
------------------------------------------------------------------------------------------------------------------------------------
        (20)           (20)           (20)           (21)           (20)           (40)           (20)           (20)           (20)
------------------------------------------------------------------------------------------------------------------------------------
         20             20             20             21             20             40             20             20             20
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --     $       --
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                         AIM VARIABLE INSURANCE FUNDS           AMERICAN CENTURY
                                                                                 (CONTINUED)(a)                 VARIABLE PRODUCTS
                                                                      -----------------------------------    -----------------------
                                                                        MONEY          NEW       PREMIER
                                                                       MARKET      TECHNOLOGY    EQUITY    INTERNATIONAL    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $   1,844    $      --    $      --    $       2    $     122
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................          --           (1)          --         (981)         636
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................          --           --           --          (73)        (235)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations .............   $   1,844    $      (1)   $      --    $  (1,052)   $     523
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                         AIM VARIABLE INSURANCE FUNDS           AMERICAN CENTURY
                                                                                 (CONTINUED)(a)                 VARIABLE PRODUCTS
                                                                      -----------------------------------    -----------------------
                                                                        MONEY          NEW       PREMIER
                                                                       MARKET      TECHNOLOGY    EQUITY    INTERNATIONAL    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Income dividends from investments in portfolio shares ..........   $   1,844    $      --    $      --    $       2    $     122
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................          --           (1)          --         (981)         636
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................          --           --           --          (73)        (235)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........   $   1,844    $      (1)   $      --    $  (1,052)   $     523
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............     901,847           --           --        1,263       16,043
   Contract redemptions ...........................................        (761)         (18)         (20)     295,589       55,586
   Net transfers ..................................................   (1,900,292)         --           --     (295,415)     (70,563)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................    (999,206)         (18)         (20)       1,437        1,066
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................    (997,362)         (19)         (20)         385        1,589
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     997,362           19           20           --           20
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................   $      --    $      --    $      --    $     385    $   1,609
====================================================================================================================================

(a)  For the period January 1, 2002 through April 5, 2002 (termination of fund).


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
              AMERICAN CENTURY
        VARIABLE PRODUCTS (CONTINUED)                           BERGER INSTITUTIONAL PRODUCTS TRUST                       DELAWARE
------------------------------------------   ------------------------------------------------------------------------  -------------
 INCOME AND                                      NEW                                       LARGE CAP    SMALL COMPANY   VIP EMERGING
   GROWTH         ULTRA          VISTA        GENERATION   INTERNATIONAL      GROWTH         GROWTH         GROWTH         MARKETS
------------------------------------------------------------------------------------------------------------------------------------

 $       --     $       --     $       --     $       --     $       48     $       --     $       --     $       --     $       --


         --             --             --             (2)           336            134         (1,218)          (198)           172

         --             --             --             --           (356)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       (2)    $       28     $      134     $   (1,218)    $     (198)    $      172
====================================================================================================================================








====================================================================================================================================
              AMERICAN CENTURY
        VARIABLE PRODUCTS (CONTINUED)                           BERGER INSTITUTIONAL PRODUCTS TRUST                       DELAWARE
------------------------------------------   ------------------------------------------------------------------------  -------------
 INCOME AND                                      NEW                                       LARGE CAP    SMALL COMPANY   VIP EMERGING
   GROWTH         ULTRA          VISTA        GENERATION   INTERNATIONAL      GROWTH         GROWTH         GROWTH         MARKETS
------------------------------------------------------------------------------------------------------------------------------------

 $       --     $       --     $       --     $       --     $       48     $       --     $       --     $       --     $       --

         --             --             --             (2)           336            134         (1,218)          (198)           172

         --             --             --             --           (356)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       (2)    $       28     $      134     $   (1,218)    $     (198)    $      172
-----------------------------------------------------------------------------------------------------------------------------------

         --             --             --             --          1,400             --          1,218             --             --
        (20)           (20)           (20)           (17)       139,398         19,648            (20)        19,298           (172)
         --             --             --             --       (139,597)       (19,802)            --        (19,120)            --
-----------------------------------------------------------------------------------------------------------------------------------

        (20)           (20)           (20)           (17)         1,201           (154)         1,198            178           (172)
------------------------------------------------------------------------------------------------------------------------------------
        (20)           (20)           (20)           (19)         1,229            (20)           (20)           (20)            --
------------------------------------------------------------------------------------------------------------------------------------
         20             20             20             19             20             20             20             20             --
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $    1,249     $       --     $       --     $       --     $       --
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                    INVESCO VARIABLE INVESTMENT FUNDS
                                                                      --------------------------------------------------------------

                                                                                     HEALTH                SMALL COMPANY
                                                                      DYNAMICS      SCIENCES   TECHNOLOGY     GROWTH       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $      --    $      --    $      --    $      --    $      --
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................         (41)       1,192           (1)          --          (42)
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (211)          --           --           --         (528)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations .............   $    (252)   $   1,192    $      (1)   $      --    $    (570)
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                    INVESCO VARIABLE INVESTMENT FUNDS
                                                                      --------------------------------------------------------------

                                                                                     HEALTH                SMALL COMPANY
                                                                      DYNAMICS      SCIENCES   TECHNOLOGY     GROWTH       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Income dividends from investments in portfolio shares ..........   $      --    $      --    $      --    $      --    $      --
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................         (41)       1,192           (1)          --          (42
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................        (211)          --           --           --         (528)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......   $    (252)   $   1,192    $      (1)   $      --    $    (570)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............       2,970         (545)          --           --        2,964
   Contract redemptions ...........................................      (1,520)      11,138          (18)         (20)        (519)
   Net transfers ..................................................          --      (11,805)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................       1,450       (1,212)         (18)         (20)       2,445
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................       1,198          (20)         (19)         (20)       1,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................          20           20           19           20           20
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................   $   1,218    $      --    $      --    $      --    $   1,895
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                              PIMCO VARIABLE
                             INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                    INSURANCE TRUST
-----------------------------------------------------------------------------------------------------   ----------------------------
                                                                                                                        STOCKSPLUS
   REAL ESTATE                                                                 TELE-        FINANCIAL       TOTAL       GROWTH AND
   OPPORTUNITY   CORE EQUITY   TOTAL RETURN    HIGH YIELD     UTILITIES   COMMUNICATIONS    SERVICES       RETURN         INCOME
------------------------------------------------------------------------------------------------------------------------------------

 $       --     $       --     $       --     $       --     $       --     $       --     $       12     $      538     $       --


        711            159            (68)            (2)          (632)            (1)            --            272             --

         --             --             --             --             --             --           (250)          (207)            --
------------------------------------------------------------------------------------------------------------------------------------
 $      711     $      159     $      (68)    $       (2)    $     (632)    $       (1)    $     (238)    $      603     $       --
====================================================================================================================================








====================================================================================================================================
                                                                                                              PIMCO VARIABLE
                             INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                    INSURANCE TRUST
-----------------------------------------------------------------------------------------------------   ----------------------------
                                                                                                                        STOCKSPLUS
   REAL ESTATE                                                                 TELE-        FINANCIAL       TOTAL       GROWTH AND
   OPPORTUNITY   CORE EQUITY   TOTAL RETURN    HIGH YIELD     UTILITIES   COMMUNICATIONS    SERVICES       RETURN         INCOME
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $       --     $       --     $       12     $      538     $       --

        711            159            (68)            (2)          (632)            (1)            --            272             --

         --             --             --             --             --             --           (250)          (207)            --
------------------------------------------------------------------------------------------------------------------------------------
 $      711     $      159     $      (68)    $       (2)    $     (632)    $       (1)    $     (238)    $      603              $
------------------------------------------------------------------------------------------------------------------------------------

         --             --              1             --             --             --          1,108          3,637             --
     80,403         10,560          2,846            (18)         6,129            (19)           980         38,779            (20)
    (81,134)       (10,739)        (2,799)            --         (5,518)            --             --        (39,259)            --
------------------------------------------------------------------------------------------------------------------------------------

       (731)          (179)            48            (18)           611            (19)         2,088          3,157            (20)
------------------------------------------------------------------------------------------------------------------------------------
        (20)           (20)           (20)           (20)           (21)           (20)         1,850          3,760            (20)
------------------------------------------------------------------------------------------------------------------------------------
         20             20             20             20             21             20             20             20             20
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $       --     $       --     $       --     $    1,870     $    3,780     $       --
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------

                                                                        HIGH        FOREIGN        LOW       LONG-TERM      TOTAL
                                                                        YIELD        BOND       DURATION    GOVERNMENT    RETURN II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $   1,475    $     413    $     121    $      --    $      10
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................        (350)      (1,291)          65           --         (254)
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................      (1,539)        (178)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations .............   $    (414)   $  (1,056)   $     186    $      --    $    (244)
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------

                                                                        HIGH        FOREIGN        LOW       LONG-TERM      TOTAL
                                                                        YIELD        BOND       DURATION    GOVERNMENT    RETURN II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Income dividends from investments in portfolio shares ..........   $   1,475    $     413    $     121    $      --    $      10
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................        (350)      (1,291)          65           --         (254)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................      (1,539)        (178)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......   $    (414)   $  (1,056)   $     186    $      --    $    (244)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............          (3)       2,214          (47)          --           --
   Contract redemptions ...........................................      (2,031)      68,363       50,446          (20)      65,327
   Net transfers ..................................................        (979)     (67,243)     (50,605)          --      (65,103)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................      (3,013)       3,334         (206)         (20)         224
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................      (3,427)       2,278          (20)         (20)         (20)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      19,969           20           20           20           20
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................   $  16,542    $   2,298    $      --    $      --    $      --
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                       THIRD AVENUE
                                                                               SCUDDER INVESTMENT     VARIABLE SERIES
 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)       ROYCE CAPITAL FUND                VIT FUNDS              TRUST        VAN KAMPEN
-------------------------------------------   --------------------------   --------------------------   ------------   -------------
                                                                                              VIT        VARIABLE
                    REAL           MONEY                                        VIT       EQUITY 500      ANNUITY          LIT
   SHORT-TERM      RETURN         MARKET        MICRO CAP     SMALL CAP     EAFE INDEX       INDEX         TRUST          GOV'T
------------------------------------------------------------------------------------------------------------------------------------

 $      224     $        1     $      370     $       75     $       36     $      411     $       34     $       10     $       --


       (331)           (70)            --           (420)          (187)          (264)            --           (401)            --

         --             --             --           (556)        (1,435)          (555)          (284)          (102)         5,779
------------------------------------------------------------------------------------------------------------------------------------
 $     (107)    $      (69)    $      370     $     (901)    $   (1,586)    $     (408)    $     (250)    $     (493)    $    5,779
====================================================================================================================================








====================================================================================================================================
                                                                                                       THIRD AVENUE
                                                                               SCUDDER INVESTMENT     VARIABLE SERIES
 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)       ROYCE CAPITAL FUND                VIT FUNDS              TRUST        VAN KAMPEN
-------------------------------------------   --------------------------   -------------------------- ---------------  -------------
                                                                                              VIT        VARIABLE
                    REAL           MONEY                                        VIT       EQUITY 500      ANNUITY          LIT
   SHORT-TERM      RETURN         MARKET        MICRO CAP     SMALL CAP     EAFE INDEX       INDEX         TRUST          GOV'T
------------------------------------------------------------------------------------------------------------------------------------

 $      224     $        1     $      370     $       75     $       36     $      411     $       34     $       10     $       --

       (331)           (70)            --           (420)          (187)          (264)            --           (401)            --

 $     (107)    $      (69)    $      370     $     (901)    $   (1,586)    $     (408)    $     (250)    $     (493)    $    5,779
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

       (113)            --      1,176,896         47,900         40,366            120            720            730             --
     75,619         48,508     (1,177,266)       (44,512)       (31,762)        28,710          3,000            312         88,788
    (75,419)       (48,459)            --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

         87             49           (370)         3,388          8,604         28,830          3,720          1,042         88,788
------------------------------------------------------------------------------------------------------------------------------------
        (20)           (20)            --          2,487          7,018         28,422          3,470            549         94,567
------------------------------------------------------------------------------------------------------------------------------------
         20             20             --             21             20             --             --             20             --
------------------------------------------------------------------------------------------------------------------------------------
 $       --     $       --     $       --     $    2,508     $    7,038     $   28,422     $    3,470     $      569     $   94,567
====================================================================================================================================

AMERICAN SEPARATE ACCOUNT 5
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                VAN KAMPEN (CONTINUED)
                                                                ----------------------
                                                                     UIF EMERGING
                                                                    MARKETS EQUITY                TOTAL
---------------------------------------------------------------------------------------      ----------------
Investment income:
   Income dividends from investments in portfolio shares ..........    $      --               $     5,746
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................           --                      (828)
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         (689)                   (1,419)
---------------------------------------------------------------------------------------      ----------------
Net increase (decrease) in net assets from operations .............    $    (689)              $     3,499
=======================================================================================      ================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                VAN KAMPEN (CONTINUED)
                                                                ----------------------
                                                                     UIF EMERGING
                                                                    MARKETS EQUITY                TOTAL
---------------------------------------------------------------------------------------      ----------------
Changes from operations:
   Income dividends from investments in portfolio shares ..........    $      --               $     5,746
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................           --                      (828)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................         (689)                   (1,419)
---------------------------------------------------------------------------------------      ----------------
     Net increase (decrease) in net assets from operations ........    $    (689)              $     3,499
---------------------------------------------------------------------------------------      ----------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............           --                 2,201,319
   Contract redemptions ...........................................       28,449                    (2,500)
   Net transfers ..................................................           --                (3,025,449)
---------------------------------------------------------------------------------------      ----------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................       28,449                  (826,630)
---------------------------------------------------------------------------------------      ----------------
       Net increase (decrease) in net assets ......................       27,760                  (823,131)
---------------------------------------------------------------------------------------      ----------------
Net assets, beginning of period ...................................           --                 1,018,311
---------------------------------------------------------------------------------------      ----------------
         Net assets, end of period ................................    $  27,760               $   195,180
=======================================================================================      ================

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002

================================================================================

(1)  GENERAL

   The American Separate Account 5 (the "Account") is a separate investment account of The American Life Insurance Company of New York (the "Company"). The Company established the Account under a resolution of the Board of Directors adopted on May 4, 2001, to fund individual and group flexible premium deferred annuity contracts (the "Contracts") issued by the Company. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The assets of each sub-account are invested in a corresponding portfolio of mutual funds (the "Underlying Funds") offered by various fund managers. Each Underlying Fund has a different investment objective, investment policy and risk.

   The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business the Company may conduct. The income, capital gains and capital losses of each sub-account are credited to, or charged against, the net assets held in that sub-account. Each sub-account's net assets are determined without regard to the income, capital gains and capital losses from any other sub-accounts or from any other business the Company may conduct.

   The Account and the Company are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

   As of December 31, 2003, the following investment sub accounts are available to new investors:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Ultra Fund
   Value Fund
   Vista Fund

CREDIT SUISSE TRUST FUNDS
   Emerging Growth Portfolio
   Emerging Markets Portfolio
   Global Post-Venture Capital Portfolio
   International Focus Portfolio
   Large Cap Value Portfolio
   Small Cap Value Portfolio
   Tax Efficient Portfolio

DELAWARE INVESTMENTS VIP TRUST SERIES
   Balanced Fund
   Emerging Markets Fund
   Growth Opportunities Fund
   High Yield Fund
   International Value Equity Fund
   Large Cap Value Fund
   REIT Series Fund
   Select Growth Fund
   Small Cap Value Fund
   Trend Fund
   U.S. Growth Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Dynamics Fund
   Financial Services Fund
   Growth Fund
   Health Services Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Small Company Growth Fund
   Technology Fund
   Telecommunications Fund
   Total Return Fund
   Utilities Fund

PIMCO VARIABLE INSURANCE TRUST
   Foreign Bond Portfolio
   High Yield Portfolio
   Long-Term U.S. Government Portfolio
   Low Duration Portfolio
   Money Market Portfolio
   Real Return Portfolio
   Short-Term Portfolio
   StockPLUS Growth and Income Portfolio
   Total Return Portfolio
   Total Return II Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Small Cap Portfolio
   Real Estate Shares Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

SAFECO RESOURCE SERIES TRUST
   Bond Portfolio
   Core Equity Portfolio
   Growth Opportunity Portfolio
   Money Market Portfolio
   Multi-Cap Portfolio
   Small Company Value Portfolio

SCUDDER INVESTMENT VIT FUNDS
   EAFE Index Fund
   Equity 500 Index Fund
   Small Cap Index Fund

THIRD AVENUE VARIABLE SERIES TRUST
   Variable Annuity Trust

VAN KAMPEN LIFE INVESTMENT TRUST
   Aggressive Growth Portfolio
   Comstock Portfolio
   Emerging Growth Portfolio
   Government Portfolio
   Growth and Income Portfolio

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
   Core Plus Fixed Income Portfolio
   Emerging Markets Debt Portfolio
   Emerging Markets Equity Portfolio
   Global Value Equity Portfolio
   International Magnum Portfolio
   Mid Cap Growth Portfolio
   Mid Cap Value Portfolio
   Technology Portfolio
   U.S. Real Estate Portfolio
   Value Portfolio

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

================================================================================

the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

   Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ACCUMULATION UNITS IN SUB-ACCOUNTS

   An accumulation unit is a measure of the value of a contract owner's interest in each sub-account. Each sub-account has its own accumulation unit value, which will vary from valuation period to valuation period. Investment experience by the sub-account does not impact the number of accumulation units. The accumulation unit value for a sub-account, however, will change as a result of the sub-account's investment experience. Accumulation unit values for the sub-accounts are determined as of the close of business on each valuation day, generally at the close of the New York Stock Exchange. A valuation period is from the close of a valuation day until the close of the next valuation day.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $4,833,487 and $6,157,537 for the years ended December 31, 2003 and 2002, respectively. The aggregate proceeds from sales of investments in portfolio shares were $4,209,428 and $6,984,167 for the years ended December 31, 2003 and 2002, respectively.

(4)  DEDUCTIONS AND EXPENSES

   The Company assumes expense risks of the Contracts and provides administrative services to the Account. However, the Company does not impose any administration or expense charges on the Contracts. Each sub-account indirectly pays the advisory fees and other expenses of the Underlying Funds.

(5)  FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of total returns, investment income and expense ratios became a new requirement.

   The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   Details begin on the following page.

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2003 ............................................         924       $1.07          $991      29.01%       0.70%
     December 31, 2002 ............................................          --        0.83            --     -19.44%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          19        1.03            20       2.90%        N/A
   International Fund
     December 31, 2003 ............................................         118        1.01           120      23.95%       0.33%
     December 31, 2002 ............................................         472        0.82           385     -20.33%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          --        1.02            --       2.30%        N/A
   Ultra Fund
     December 31, 2003 ............................................      11,692        1.01        11,763      25.38%        N/A
     December 31, 2002 ............................................          --        0.81            --     -22.50%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.04            20       4.00%        N/A
   Value Fund
     December 31, 2003 ............................................       2,379        1.17         2,786      28.86%
     December 31, 2002 ............................................       1,772        0.91         1,609     -12.61%       0.97%
     Inception 11/13/01 to 12/31/01 ...............................          20        1.04            20       3.90%        N/A
   Vista Fund
     December 31, 2003 ............................................         820        1.18           971      42.21%        N/A
     December 31, 2002 ............................................          --        0.83            --     -19.77%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.04            20       3.70%        N/A
Credit Suisse Trust Funds:
   Emerging Growth Portfolio
     December 31, 2003 ............................................          --        1.44            --      43.61%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   Emerging Markets Portfolio
     December 31, 2003 ............................................          --        1.45            --      45.22%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   Global Post-Venture Capital Portfolio
     December 31, 2003 ............................................          --        1.52            --      52.17%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   International Focus Portfolio
     December 31, 2003 ............................................          --        1.36            --      36.36%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   Large Cap Value Portfolio
     December 31, 2003 ............................................          --        1.26            --      25.78%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   Small Cap Value Portfolio
     December 31, 2003 ............................................          --        1.30            --      30.23%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
   Tax Efficient Portfolio
     December 31, 2003 ............................................          --        1.27            --      26.73%        N/A
     Inception February 3, 2003 ...................................          --        1.00            --        N/A         N/A
Delaware Investment VIP Trust Series:
   Balanced Fund
     December 31, 2003 ............................................          --        1.03            --      18.84%        N/A
     December 31, 2002 ............................................          --        0.87            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Emerging Markets Funds
     December 31, 2003 ............................................      21,575        1.56        33,601      70.00%       0.09%
     December 31, 2002 ............................................          --        0.92            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Growth Opportunities Fund
     December 31, 2003 ............................................          --        1.11            --      40.86%        N/A
     December 31, 2002 ............................................          --        0.79            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investment VIP Trust Series (continued):
  High Yield Fund
     December 31, 2003 ............................................       4,131       $1.27         5,262      27.89%        N/A
     December 31, 2002 ............................................          --        1.00            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   International Value Equity Fund
     December 31, 2003 ............................................         109        1.20           131      42.88%        N/A
     December 31, 2002 ............................................          --        0.84            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Large Cap Value Fund
     December 31, 2003 ............................................       5,244        1.04         5,478      28.11%       0.37%
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   REIT Series Fund
     December 31, 2003 ............................................      42,452        1.26        53,664      33.63%        N/A
     December 31, 2002 ............................................          --        0.95            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Select Growth Fund
     December 31, 2003 ............................................          --        1.04            --      39.07%        N/A
     December 31, 2002 ............................................          --        0.75            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Small Cap Value Fund
     December 31, 2003 ............................................          --        1.14            --      41.67%        N/A
     December 31, 2002 ............................................          --        0.80            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Trend Fund
     December 31, 2003 ............................................          --        1.10            --      34.79%        N/A
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   U.S. Growth Fund
     December 31, 2003 ............................................          --        0.91            --      23.37%        N/A
     December 31, 2002 ............................................          --        0.74            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2003 ............................................          --        1.01            --      22.60%        N/A
     December 31, 2002 ............................................          --        0.82            --     -19.08%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.02            20       1.70%        N/A
   Dynamics Fund
     December 31, 2003 ............................................       2,888        0.98         2,832      37.82%        N/A
     December 31, 2002 ............................................       1,712        0.71         1,218     -31.87%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          19        1.05            20       4.50%        N/A
   Financial Services Fund
     December 31, 2003 ............................................       2,442        1.13         2,753      29.58%       0.66%
     December 31, 2002 ............................................       2,150        0.87         1,870     -14.97%       1.12%
     Inception 11/13/01 to 12/31/01 ...............................          20        1.02            20       2.20%        N/A
   Growth Fund
     December 31, 2003 ............................................       3,500        0.77         2,705      29.87%        N/A
     December 31, 2002 ............................................       3,183        0.60         1,895     -38.97%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        0.98            20     -2.50%         N/A
   Health Sciences Fund
     December 31, 2003 ............................................          --        0.97            --      27.78%        N/A
     December 31, 2002 ............................................          --        0.76            --     -24.48%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.01            20       0.90%        N/A
   High Yield Fund
     December 31, 2003 ............................................          --        1.24            --      25.03%        N/A
     December 31, 2002 ............................................          --        0.99            --       1.39%       0.02%
     Inception 11/13/01 to 12/31/01 ...............................          20        1.00            20       0.70%        N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
Invesco Variable Investment Funds, Inc (continued):
   Real Estate Opportunity Fund
     December 31, 2003 ............................................         421       $1.55           655      38.82%       2.56%
     December 31, 2002 ............................................          --        1.12            --       6.37%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          19        1.05            20       5.20%        N/A
   Small Company Growth Fund
     December 31, 2003 ............................................          --        0.98            --      33.43%        N/A
     December 31, 2002 ............................................          --        0.74            --     -31.12%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          19        1.07            20       7.00%        N/A
   Technology Fund
     December 31, 2003 ............................................          --        0.77            --      45.29%        N/A
     December 31, 2002 ............................................          --        0.53            --     -46.80%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          19        1.00            19       0.00%        N/A
   Telecommunications Fund
     December 31, 2003 ............................................          --        0.67            --      34.31%        N/A
     December 31, 2002 ............................................          --        0.50            --     -50.84%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.02            20       1.50%        N/A
   Total Return Fund
     December 31, 2003 ............................................          --        1.06            --      16.98%        N/A
     December 31, 2002 ............................................          --        0.90            --     -10.25%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          20        1.01            20       0.50%        N/A
   Utilities Fund
     December 31, 2003 ............................................          --         .89            --      17.47%        N/A
     December 31, 2002 ............................................          --         .76            --     -20.27%        N/A
     Inception 11/13/01 to 12/31/01 ...............................          21         .95            --     -4.80%         N/A
Navellier Variable Insurance Series Funds, Inc:
   Growth Portfolio
     December 31, 2003 ............................................      26,979        1.08        29,040      40.43%        N/A
     December 31, 2002 ............................................          --        0.77            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
PIMCO Variable Insurance Trust:
   Foreign Bond Portfolio
     December 31, 2003 ............................................      10,768        1.09        11,761       2.26%       2.58%
     December 31, 2002 ............................................       2,151        1.07         2,298       7.77%       4.23%
     Inception 12/13/01 to 12/31/01 ...............................          20        0.99            20     -0.90%         N/A
   High Yield Portfolio
     December 31, 2003 ............................................      17,109        1.21        20,698      22.91%       7.11%
     December 31, 2002 ............................................      16,811        0.98        16,542     -2.28%        8.29%
     Inception 12/13/01 to 12/31/01 ...............................      19,835        1.01        19,969       0.70%       0.45%
   Long-Term U.S. Government Portfolio
     December 31, 2003 ............................................          --        1.23            --       3.91%       8.75%
     December 31, 2002 ............................................          --        1.19            --      17.21%        N/A
     Inception 12/13/01 to 12/31/01 ...............................          21        1.01            20       1.10%        N/A
   Low Duration Portfolio
     December 31, 2003 ............................................       4,599        1.09         5,027       2.34%       1.19%
     December 31, 2002 ............................................          --        1.07            --       6.69%       3.78%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.00            20       1.10%        N/A
   Money Market Portfolio
     December 31, 2003 ............................................      59,587        1.02        60,920       0.72%       0.66%
     December 31, 2002 ............................................          --        1.02            --        N/A         N/A
     Inception 12/13/01 to 12/31/01 ...............................          --        1.00            --        N/A         N/A
   Real Return Portfolio
     December 31, 2003 ............................................      26,135        1.29        33,687       8.85%       1.01%
     December 31, 2002 ............................................          --        1.18            --      17.69%       0.14%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.01            20       0.60%        N/A
   Short-Term Portfolio
     December 31, 2003 ............................................      86,022        1.05        90,140       2.05%       1.18%
     December 31, 2002 ............................................          --        1.03            --       2.70%       2.83%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.00            20        N/A         N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued):
   StockPLUS Growth and Income Portfolio
     December 31, 2003 ............................................      146,420      $1.12       163,881     30.38%       9.19%
     December 31, 2002 ............................................          --        0.86            --     -15.88%        N/A
     Inception 12/13/01 to 12/31/01 ...............................          20        1.02            20       2.00%        N/A
   Total Return Portfolio
     December 31, 2003 ............................................      119,760       1.15       137,482       5.04%       2.70%
     December 31, 2002 ............................................       3,459        1.09         3,780       8.76%       4.04%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.01            20       0.50%        N/A
   Total Return II Portfolio
     December 31, 2003 ............................................          --        1.14            --       5.02%       0.00%
     December 31, 2002 ............................................          --        1.09            --       7.64%       1.92%
     Inception 12/13/01 to 12/31/01 ...............................          21        1.01            20       0.80%        N/A
Pioneer Variable Contracts Trust:
   Equity Income Portfolio
     December 31, 2003 ............................................         973        1.02           992      22.27%       2.34%
     December 31, 2002 ............................................          --        0.83            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Europe Portfolio
     December 31, 2003 ............................................         112        1.10           123      32.92%       0.02%
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Fund Portfolio
     December 31, 2003 ............................................          --        1.02            --      23.44%        N/A
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   High Yield Portfolio
     December 31, 2003 ............................................      35,809        1.29        46,087      36.72%       13.24%
     December 31, 2002 ............................................          --        0.94            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Mid Cap Value Portfolio
     December 31, 2003 ............................................          --        1.15            --      37.09%        N/A
     December 31, 2002 ............................................          --        0.84            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Small Cap Portfolio
     December 31, 2003 ............................................          --        1.03            --      35.10%        N/A
     December 31, 2002 ............................................          --        0.76            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Real Estate Shares Portfolio
     December 31, 2003 ............................................          --        1.26            --      34.46%        N/A
     December 31, 2002 ............................................          --        0.94            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
Royce Capital Funds:
   Micro-Cap Fund
     December 31, 2003 ............................................      17,250        1.36        23,433      49.16%       6.27%
     December 31, 2002 ............................................       2,840        0.91         2,508     -15.50%       0.57%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.05            21       4.50%        N/A
   Small-Cap Fund
     December 31, 2003 ............................................      42,084        1.29        54,103      41.10%       0.33%
     December 31, 2002 ............................................       7,768        0.91         7,038     -14.29%       0.23%
     Inception 12/13/01 to 12/31/01 ...............................          20        1.06            20       5.70%        N/A
SAFECO Resources Series Trust:
   Bond Portfolio
     December 31, 2003 ............................................          --        1.10            --       3.28%        N/A
     December 31, 2002 ............................................          --        1.07            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Core Equity Portfolio
     December 31, 2003 ............................................          --        1.00            --      24.78%        N/A
     December 31, 2002 ............................................          --        0.80            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
SAFECO Resources Series Trust (continued):
   Growth Opportunities Portfolio
     December 31, 2003 ............................................          --       $0.95            --      42.94%        N/A
     December 31, 2002 ............................................          --        0.66            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Money Market Portfolio
     December 31, 2003 ............................................          --        1.01            --       0.50%        N/A
     December 31, 2002 ............................................          --        1.01            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Multi-Cap Portfolio
     December 31, 2003 ............................................          --        1.13            --      45.46%        N/A
     December 31, 2002 ............................................          --        0.78            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Small Company Value Portfolio
     December 31, 2003 ............................................          --        1.23            --      42.78%        N/A
     December 31, 2002 ............................................          --        0.86            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
Scudder Investment VIT Funds:
   EAFE Index Fund
     December 31, 2003 ............................................         409        1.04           427      33.18%       0.88%
     December 31, 2002 ............................................      36,206        0.78        28,422     -21.51%       17.50%
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Equity 500 Index Fund
     December 31, 2003 ............................................       6,349        1.04         6,632      27.83%       1.01%
     December 31, 2002 ............................................       4,247        0.82         3,470     -18.30%       1.62%
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Small Cap Index Fund
     December 31, 2003 ............................................          --        1.11            --      46.05%        N/A
     December 31, 2002 ............................................          --        0.76            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
Third Avenue Funds:
   Variable Annuity Trust:
     December 31, 2003 ............................................      15,771        1.31        20,647      42.53%       0.22%
     December 31, 2002 ............................................         620        0.92           569     -10.69%       1.15%
     Inception 11/13/01 to 12/31/01 ...............................          20        1.03            20       2.90%        N/A
Van Kampen Life Investment Trust:
   Aggressive Growth Portfolio
     December 31, 2003 ............................................          --        1.00            --      38.69%        N/A
     December 31, 2002 ............................................          --        0.72            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Comstock II Portfolio
     December 31, 2003 ............................................       9,233        1.06         9,812      30.77%        N/A
     December 31, 2002 ............................................          --        0.81            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Emerging Growth Portfolio
     December 31, 2003 ............................................          --        0.93            --      27.04%        N/A
     December 31, 2002 ............................................          --        0.73            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Government Portfolio
     December 31, 2003 ............................................          --        1.09            --       1.49%       7.26%
     December 31, 2002 ............................................      88,298        1.07        94,567       7.10%        N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Growth and Income Portfolio
     December 31, 2003 ............................................          --        1.05            --      27.68%        N/A
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                                                         INVESTMENT
                                                                         UNITS                   NET ASSETS     TOTAL      INCOME
                                                                         (000s)    UNIT VALUE      (000s)      RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Universal Institutional Funds, Inc:
   Core Plus Fixed Income Portfolio
     December 31, 2003 ............................................          --       $1.11            --       4.64%        N/A
     December 31, 2002 ............................................          --        1.06            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Emerging Markets Debt Portfolio
     December 31, 2003 ............................................         928        1.31         1,215      27.86%        N/A
     December 31, 2002 ............................................          --        1.02            --       2.40%        N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Emerging Markets Equity Portfolio
     December 31, 2003 ............................................         163        1.22           198      49.67%        N/A
     December 31, 2002 ............................................      28,145        0.81        27,760        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Global Value Equity Portfolio
     December 31, 2003 ............................................      21,768        1.02        22,238      28.96%        N/A
     December 31, 2002 ............................................          --        0.79            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   International Magnum Portfolio
     December 31, 2003 ............................................       1,633        1.04         1,706      27.42%       0.09%
     December 31, 2002 ............................................          --        0.82            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Mid Cap Growth
     December 31, 2003 ............................................          --        1.05            --      41.76%        N/A
     December 31, 2002 ............................................          --        0.74            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Mid Cap Value
     December 31, 2003 ............................................          --        1.06            --      41.51%        N/A
     December 31, 2002 ............................................          --        0.75            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Technology Portfolio
     December 31, 2003 ............................................          --        1.01            --      47.77%        N/A
     December 31, 2002 ............................................          --        0.68            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   U.S. Real Estate Portfolio
     December 31, 2003 ............................................          --        1.25            --      37.51%        N/A
     December 31, 2002 ............................................          --        0.91            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A
   Value Portfolio
     December 31, 2003 ............................................          --        1.02            --      34.08%        N/A
     December 31, 2002 ............................................          --        0.76            --        N/A         N/A
     Inception May 1, 2002 ........................................          --        1.00            --        N/A         N/A

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)  UNIT PROGRESSION

   The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                        AMERICAN CENTURY
                                                                                        VARIABLE PRODUCT
                                                            ------------------------------------------------------------------------
                                                            INCOME AND
                                                              GROWTH   INTERNATIONAL       ULTRA            VALUE         VISTA
====================================================================================================================================
Number of units, beginning of year ....................           --          472.4              --         1,771.7             --
Units purchased .......................................        924.7       45,072.5        11,695.5           607.6          865.5
Units redeemed ........................................         (0.7)     (45,426.8)           (4.0)             --          (45.1)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................        924.0          118.1        11,691.5         2,379.3          820.4
====================================================================================================================================


                                                           DELAWARE
                                                          INVESTMENT
                                                           VIP TRUST
                                                            SERIES
                                                          (CONTINUED)           INVESCO VARIABLE INVESTMENT FUNDS
                                                         -------------  ------------------------------------------------------------
                                                         INTERNATIONAL                    FINANCIAL                        HIGH
                                                          VALUE EQUITY      DYNAMICS       SERVICES        GROWTH         YIELD
====================================================================================================================================
Number of units, beginning of year ....................           --        1,711.6         2,150.0         3,183.3             --
Units purchased .......................................     60,138.2        1,919.4         1,637.0         2,350.8      177,264.3
Units redeemed ........................................    (60,028.9)        (743.3)       (1,345.0)       (2,034.2)    (177,264.3)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................        109.3        2,887.7         2,442.0         3,499.9             --
====================================================================================================================================


                                                                                                                          PIONEER
                                                                                                                         VARIABLE
                                                                          PIMCO VARIABLE INSURANCE TRUST                 CONTRACTS
                                                                                    (CONTINUED)                            TRUST
                                                           --------------------------------------------------------     ------------
                                                                                           STOCKPLUS
                                                             REAL            SHORT-       GROWTH AND         TOTAL        EQUITY
                                                             RETURN           TERM          INCOME          RETURN        INCOME
====================================================================================================================================
Number of units, beginning of year ....................           --             --              --         3,458.7              --
Units purchased .......................................     66,138.3       86,021.6       146,420.2       183,852.3           973.0
Units redeemed ........................................    (40,003.4)            --              --       (67,550.8)             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................     26,134.9       86,021.6       146,420.2       119,760.2           973.0
====================================================================================================================================


                                                          VAN KAMPEN
                                                             LIFE
                                                          INVESTMENT
                                                             TRUST
                                                          (CONTINUED)              VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
                                                         --------------  -----------------------------------------------------------
                                                                            EMERGING       EMERGING         GLOBAL     INTERNATIONAL
                                                         GOVERNMENT II   MARKETS DEBTS  MARKETS EQUITY   VALUE EQUITY     MAGNUM
====================================================================================================================================
Number of units, beginning of year ....................     88,297.9             --        27,109.4              --             --
Units purchased .......................................     51,765.1      114,307.9       227,738.1        21,768.2      390,090.5
Units redeemed ........................................    140,063.0)    (113,380.3)     (254,685.0)             --     (388,457.0)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................           --          927.6           162.5        21,768.2        1,633.5
====================================================================================================================================


(a) For the period of January 1, 2003 through January 21, 2003 (Termination date of fund).

(b) For the period of February 3, 2003 (Inception date of fund) through December 31, 2003.

(c) For the period of January 1, 2003 through October 30, 2003 (Termination date of fund).

====================================================================================================================================



     BERGER
  INSTITUTIONAL
    PRODUCTS                  CREDIT SUISSE                                      DELAWARE INVESTMENT
      TRUST                    TRUST FUNDS                                        VIP TRUST SERIES
---------------  ---------------------------------------      --------------------------------------------------------
                  EMERGING     INTERNATIONAL    LARGE CAP     EMERGING         HIGH         LARGE CAP       REIT
INTERNATIONAL(a)  MARKET(b)      FOCUS(b)        VALUE(b)      MARKETS         YIELD          VALUE        SERIES
======================================================================================================================
    1,556.8             --             --             --             --             --             --             --
         --      323,946.0      109,737.2       35,970.2       21,575.0      176,908.8        5,243.7       42,451.8
   (1,556.8)    (323,946.0)    (109,737.2)     (35,970.2)            --     (172,777.3)            --             --
----------------------------------------------------------------------------------------------------------------------
         --             --             --             --       21,575.0        4,131.5        5,243.7       42,451.8
======================================================================================================================


                                NAVELLIER
                                 VARIABLE
 INVESCO VARIABLE INVESTMENT    INSURANCE
      FUNDS (CONTINUED)        SERIES FUNDS                       PIMCO VARIABLE INSURANCE TRUST
-----------------------------  ------------  -------------------------------------------------------------------------

   REAL ESTATE  SMALL COMPANY                    FOREIGN        HIGH         LONG-TERM         LOW          MONEY
   OPPORTUNITY     GROWTH         GROWTH          BOND          YIELD     U.S. GOVERNMENT    DURATION       MARKET
======================================================================================================================
         --             --             --        2,150.9       16,811.0             --             --             --
      440.5       65,054.7       26,978.6        8,617.5      338,543.7       30,326.2        4,599.1    1,265,852.6
      (19.1)     (65,054.7)            --             --     (338,245.6)     (30,326.2)            --   (1,206,265.6)
----------------------------------------------------------------------------------------------------------------------
      421.4             --       26,978.6       10,768.4       17,109.1             --        4,599.1       59,587.0
======================================================================================================================


                                                                                             THIRD       VAN KAMPEN
                                                                                            AVENUE          LIFE
       PIONEER VARIABLE                                         SCUDDER INVESTMENT         VARIABLE      INVESTMENT
  CONTRACTS TRUST (CONTINUED)      ROYCE CAPITAL FUNDS               VIT FUNDS            SERIES FUND       TRUST
-----------------------------   -------------------------   --------------------------   --------------  ------------

                    HIGH                                        EAFE        EQUITY 500      VARIABLE
   EUROPE           YIELD        MICRO-CAP      SMALL-CAP       INDEX          INDEX      ANNUITY TRUST   COMSTOCK II
======================================================================================================================
         --             --        2,840.3        7,768.2       36,206.4        4,246.7          619.5             --
  399,426.3       99,779.8       15,411.1       35,383.5      210,297.1       61,668.8       15,450.1        9,232.6
 (399,314.2)     (63,971.2)      (1,001.5)      (1,068.1)    (246,094.7)     (59,566.4)        (298.7)            --
----------------------------------------------------------------------------------------------------------------------
      112.1       35,808.6       17,249.9       42,083.6          408.8        6,349.1       15,770.9        9,232.6
======================================================================================================================


  VAN KAMPEN
   UNIVERSAL
 INSTITUTIONAL
     FUNDS
  (CONTINUED)
===============              ==============
  INTERNATIONAL                  COMBINED
  ALLOCATION(c)                    TOTAL
===============              ==============
           --                    200,354.8
    127,386.8                  5,021,832.4

   (127,386.8)                (4,473,632.1)
---------------              --------------
           --                    748,555.1
===============              ==============

AMERICAN SEPARATE ACCOUNT 5
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)  UNIT PROGRESSION

   The changes in units outstanding for the year ended December 31, 2002, were as follows:

                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                         ---------------------------------------------------------------------------
                                                           AGGRESSIVE                        BASIC                         CAPITAL
                                                             GROWTH         BALANCED         VALUE          BLUE CHIP   APPRECIATION
====================================================================================================================================
Number of units, beginning of year ....................         19.8           20.6            19.6            20.2           19.5
Units purchased .......................................           --             --           311.6              --             --
Units transferred between sub-accounts ................           --        9,908.8          (331.2)          (20.2)         (19.5)
Units redeemed ........................................        (19.8)      (9,929.4)             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................           --             --              --              --             --
====================================================================================================================================


                                                                                                                        AMERICAN
                                                                          AIM VARIABLE INSURANCE FUNDS                   CENTURY
                                                           ---------------------------------------------------------  --------------
                                                             MID CAP          MONEY           NEW          PREMIER
                                                             EQUITY          MARKET       TECHNOLOGY        EQUITY     INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year ....................         19.5      995,385.3            18.7            20.3             --
Units purchased .......................................           --      900,000.0              --              --       36,795.0
Units transferred between sub-accounts ................        (19.5)        (877.8)          (18.7)          (20.3)     310,008.0
Units redeemed ........................................           --   (1,894,507.5)             --              --     (346,330.6)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................           --             --              --              --          472.4
====================================================================================================================================


                                                             BERGER
                                                          INSTITUTIONAL
                                                            PRODUCTS
                                                              TRUST                 INVESCO VARIABLE INVESTMENT FUNDS
                                                         --------------- -----------------------------------------------------------
                                                                                                                            SMALL
                                                         SMALL COMPANY                                                     COMPANY
                                                            GROWTH         DYNAMICS    HEALTH SCIENCES     TECHNOLOGY       GROWTH
====================================================================================================================================
Number of units, beginning of year ....................         18.6           19.0            19.9            19.1           18.9
Units purchased .......................................           --        3,250.0        90,354.0              --             --
Units transferred between sub-accounts ................     19,533.4       (1,557.4)       11,791.6           (19.1)         (18.9)
Units redeemed ........................................    (19,552.0)            --      (102,165.5)             --             --
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................           --        1,711.6              --              --             --
====================================================================================================================================

                                                                                 PIMCO VARIABLE INSURANCE TRUST
                                                           -------------------------------------------------------------------------
                                                                           STOCKSPLUS
                                                                           GROWTH AND                      FOREIGN
                                                           TOTAL RETURN      INCOME       HIGH YIELD        BOND       LOW DURATION
====================================================================================================================================
Number of units, beginning of year ....................         20.4           19.5        19,835.1            20.0           20.1
Units purchased .......................................      3,458.3             --              --         2,150.9             --
Units transferred between sub-accounts ................     38,548.3          (19.5)       (2,258.5)       67,604.7       50,020.4
Units redeemed ........................................    (38,568.3)            --          (765.6)      (67,624.7)     (50,040.5)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................      3,458.7             --        16,811.0         2,150.9             --
====================================================================================================================================


                                                            SCUDDER      THIRD AVENUE
                                                          INVESTMENT       VARIABLE
                                                           VIT FUNDS     SERIES TRUST                    VAN KAMPEN
                                                         ------------- ---------------- --------------------------------------------
                                                              VIT          VARIABLE
                                                            EQUITY          ANNUITY           LIT       UIF EMERGING     COMBINED
                                                           500 INDEX         TRUST        GOVERNMENT       MARKETS         TOTAL
====================================================================================================================================
Number of units, beginning of year ....................           --           20.2              --              --    1,016,195.0
Units purchased .......................................        855.7       24,799.7              --              --    2,360,849.9
Units transferred between sub-accounts ................      3,391.0          288.5        88,297.9        27,109.4       34,009.0
Units redeemed ........................................           --      (24,488.9)             --              --   (3,210,699.1)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................      4,246.7          619.5        88,297.9        27,109.4      200,354.8
====================================================================================================================================

                                        AIM VARIABLE INSURANCEFUNDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

     CAPITAL        DENT        DIVERSIFIED      GLOBAL       GOVERNMENT        CORE          HIGH       INTERNATIONAL
   DEVELOPMENT   DEMOGRAPHIC      INCOME        UTILITIES     SECURITIES       EQUITY         YIELD         GROWTH
======================================================================================================================
       19.4           19.5           20.7           22.0          20.6           40.2           19.9            20.0
         --             --             --             --            --             --             --           305.6
      (19.4)         (19.5)         (20.7)         (22.0)        (20.6)         (40.2)         (19.9)      113,506.9
         --             --             --             --            --             --             --      (113,832.5)
----------------------------------------------------------------------------------------------------------------------
         --             --             --             --            --             --             --              --
======================================================================================================================


                AMERICAN CENTURY (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------------------   ----------------------------------------------------------

                   INCOME AND                                    NEW                                        LARGE CAP
     VALUE           GROWTH         ULTRA          VISTA      GENERATION    INTERNATIONAL     GROWTH         GROWTH
======================================================================================================================
       19.6           19.6           19.5           19.5         18.5             19.9           19.6           20.2
   14,971.4             --             --             --           --          1,400.1             --       99,908.8
   55,989.8          (19.6)         (19.5)         (19.5)       (18.5)       145,688.5       20,919.6          (20.2)
   --------          -----          -----          -----        -----        ---------       --------          -----
  (69,209.1)            --             --             --           --       (145,551.7)     (20,939.2)     (99,908.8)
----------------------------------------------------------------------------------------------------------------------
    1,771.7             --             --             --           --          1,556.8             --             --
======================================================================================================================


                                            INVESCO VARIABLE INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------

                REAL ESTATE                                                                   TELE-        FINANCIAL
     GROWTH     OPPORTUNITY    CORE EQUITY    TOTAL RETURN     HIGH YIELD    UTILITIES    COMMUNICATIONS    SERVICES
======================================================================================================================
       20.0           19.1           19.9           20.0           20.1           21.7           19.6           19.9
    3,601.3      (76,702.9)            --             --             --             --             --        1,171.8
     (438.0)      76,683.8       10,676.2        2,791.5          (20.1)       6,432.5             --          958.3
         --             --      (10,696.1)      (2,811.5)            --       (6,454.2)         (19.6)            --
----------------------------------------------------------------------------------------------------------------------
    3,183.3             --             --             --             --             --             --        2,150.0
======================================================================================================================


                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                      ROYCE CAPITAL FUND          SCUDDER
-------------------------------------------------------------------------  ----------------------------  ------------


    LONG-TERM       TOTAL                                        MONEY                                        VIT
   GOVERNMENT     RETURN II     SHORT-TERM     REAL RETURN      MARKET       MICRO CAP      SMALL CAP      EAFE INDEX
======================================================================================================================
       20.8           21.2           20.1           20.4             --           19.7           19.5             --
         --             --             --             --    1,174,385.3       43,453.2       36,252.6          127.5
      (20.8)      63,756.7       75,562.4       47,902.8   (1,174,385.3)     (40,632.6)     (28,503.9)      36,078.9
         --      (63,777.9)     (75,582.5)     (47,923.2)            --             --             --             --
----------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --        2,840.3        7,768.2       36,206.4
======================================================================================================================

REPORT OF INDEPENDENT AUDITORS



================================================================================

TO THE BOARD OF DIRECTORS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK, AND CONTRACT OWNERS OF THE AMERICAN SEPARATE ACCOUNT 5

   We have audited the accompanying statements of assets and liabilities of The American Separate Account 5 (comprising, respectively, American Century International, American Century Value, American Century Income and Growth, American Century Ultra, American Century Vista, Berger Institutional Products Trust International, Credit Suisse Emerging Markets, Credit Suisse International Focus, Credit Suisse Large Cap Value, Delaware Investments VIP Emerging Markets, Delaware Investments VIP High Yield, Delaware Investments VIP International Value Equity, Delaware Investments VIP Large Cap Value, Delaware Investments VIP REIT Series, Invesco Variable Investment Fund (VIF) Dynamics, Invesco VIF Financial Services, Invesco VIF Growth, Invesco VIF High Yield, Invesco VIF Real Estate Opportunity, Invesco VIF Small Company Growth, Navellier Variable Insurance Growth, PIMCO Variable Insurance Trust (VIT) Foreign Bond, PIMCO VIT High Yield, PIMCO VIT Long-Term U.S. Government, PIMCO VIT Low Duration, PIMCO Money Market, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT StockPLUS Growth and Income, PIMCO VIT Total Return, Pioneer Variable Contracts Trust
(VCT) Equity Income, Pioneer VCT Europe, Pioneer VCT High Yield, Royce Micro-Cap, Royce Small-Cap, Scudder VIT EAFE Index, Scudder VIT Equity 500 Index, Third Avenue Variable Series Trust, Van Kampen Life Investment Trust
(LIT) Comstock, Van Kampen LIT Government, Van Kampen Universal Institutional Funds (UIF) Active International Allocation, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Global Value Equity, Van Kampen UIF International Magnum), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of The American Separate Account 5's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Separate Account 5 at December 31, 2003 and the results of its operations and changes in net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


New York, New York
April 1, 2004

================================================================================

                                     AMERICAN LIFE SEPARATE ACCOUNT 5
                                     SPONSOR

                                     American Life Insurance Company of New York

                                     DISTRIBUTOR

                                     American Life Insurance Company of New York

                                     INDEPENDENT AUDITORS

                                     Ernst & Young LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements

        The following financial statements are included in Part B of the Registration Statement:

        The financial statements of The American Life Insurance Company of New York at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003.

        The financial statements of The American Separate Account 5 at December 31, 2003 and for each of the two years in the period ended December 31, 2003.

        (b)     Exhibits

   (1)                  Resolution of Board of Directors of the Company authorizing the establishment of the           (2)
                        Separate Account.
   (2)                  Not Applicable.
   (3)  (a)             Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account     (3)
                        and Inviva Securities Corporation.
   (4)  (a)             Form of Individual Flexible Premium Deferred Annuity Contract Fixed and Variable Accounts.     (1)
                        (Direct Annuity).
        (b)             Form of Individual Flexible Premium Deferred Annuity Contract Fixed and Variable Accounts.     (6)
                        (Value Select).
   (5)  (a)             Form Application for individual flexible premium deferred variable annuity.                    (1)
        (b)             Form Application for individual flexible premium deferred variable annuity.                    (6)
   (6)  (a)             Charter of The American Life Insurance Company of New York, as amended, effective November     (3)
                        20, 1989.
        (b)             By-Laws of The American Life Insurance Company of New York, as amended, effective November     (3)
                        20, 1989.
   (7)                  Not Applicable.
   (8)  (a)             Form of Participation Agreement Among The American Life Insurance Company of New York,         (3)
                        INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors,
                        Inc.
        (b)             Form of Participation Agreement Between The American Life Insurance Company of New York and    (3)
                        American Century Investment Services, Inc.
        (c)             Form of Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc.,    (3)
                        The American Life Insurance Company of New York, on behalf of itself and its Separate
                        Accounts, and Inviva Securities Corporation.
        (d)             Form of Participation Agreement Among The American Life Insurance Company of New York,         (4)
                        Royce & Associates, Inc. and Royce Capital Fund.
        (e)             Form of Participation Agreement between The American Life Insurance Company of New York and    (4)
                        M.J. Whitman, Inc.
        (f)             Form of Participation Agreement Among The American Life Insurance Company of New York, PIMCO   (4)
                        Variable Insurance Trust and PIMCO Funds Distributors LLC.
        (g)             Form of Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds,      (5)
                        Inc., Van Kampen Asset Management Inc., and the American Life Insurance Company of New York.
        (h)             Form of Participation Agreement between The American Life Insurance Company of New York,       (5)
                        SAFECO Securities Inc., SAFECO Resource Series Trust, and SAFECO Asset Management Company.
        (i)             Form of Participation Agreement Among The American Life Insurance Company of New York,         (5)
                        Delaware Premium Group Fund, Delaware Management Company, and Delaware Distributors L.P.
        (j)             Form of Participation Agreement between Navellier Variable Insurance Series Fund, Inc.,        (5)
                        Navellier & Associates, Inc., and The American Life Insurance Company.
        (k)             Form of Participation Agreement Among Pioneer Variable Contracts Trust, The American Life      (5)
                        Insurance Company of New York, Pioneer Investment Management, Inc., and Pioneer Funds
                        Distributor.

        (l)             Form of Participation Agreement Among Deutsche Asset Management VIT Funds, Deutsche Asset      (5)
                        Management, Inc., and The American Life Insurance Company of New York.
        (m)             Form of Participation Agreement Among The American Life Insurance Company of New York,         (6)
                        Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset
                        Management Securities, Inc.
        (n)             Form of Participation Agreement Rydex Variable Trust, Rydex Distributors Inc. and The          (1)
                        American Life Insurance Company of New York.
        (o)             Form of Participation between The American Life Insurance Company of New York and BYSIS        (1)
                        Fund Services LP and CHOICE Investment Management, LLC and Variable Insurance Funds.
   (9)                  Opinion and Consent of Counsel.                                                                (1)
   (10)                 Opinion and Consent of Outside Auditors.                                                       (1)
   (11)                 Financial Statements omitted from Item 23 above.                                               N/A
   (12)                 Initial Capitalization Agreement.                                                              N/A
   (13)                 Powers of Attorney.                                                                            (1)

     (1)  Filed Herewith.

     (2) Incorporated by reference to the initial registration statement for The American Separate Account 5 filed on Form N-4 (File Nos. 333-62662 and 811-10409) on June 8, 2001 (Accession Number
          0000912057-01-519249).

     (3) Incorporated by reference to pre-effective amendment nos. 1 and 1 to the Registration Statement for The American Separate Account 5 filed on Form N-4 (File Nos. 333-62662 and 811-10409) on September 20, 2001 (Accession Number 0000912057-01-532926).

     (4) Incorporated by reference to post-effective amendment nos. 1 and 3 to the Registration Statement for The American Separate Account 5 filed on Form N-4 (File Nos. 333-62662 and 811-10409) on December
          13, 2001 (Accession Number 0000912057-01-542995).

     (5) Incorporated by reference to post-effective amendment nos. 2 and 4 to the Registration Statement for The American Separate Account 5 filed on Form N-4 (File Nos. 333-62662 and 811-10409) on May 1, 2002
          (Accession Number 0000912057-02-017815).

     (6) Incorporated by reference to post-effective amendment nos. 2 and 4 to the Registration Statement for The American Separate Account 5 filed on Form N-4 (File Nos. 333-62662 and 811-10409) on September 19, 2002 (Accession Number 0000912057-02-036190).

ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The officers and directors of The American Life Insurance Company of New York are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

   NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
   ----                            -----------------------------------------------------------
   David Smilow                    Director, Chairman of the Board and Chief Executive Officer
   Tracey Hecht Smilow             Director and Vice Chairman of the Board
   Shane W. Gleeson (1)            Director and President
   Timothy D. Rogers               Chief Financial Officer
   Craig A. Hawley (1)             General Counsel and Secretary

   NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
   ----                            -----------------------------------------------------------
   Todd P. Solash                  Director - Risk Management
   Mary C. Kaczmarek               Director--Strategic Finance
   Christopher J. Tosney (1)       Director--Administration
   John G Smith (1)                Director--Information Technology
   William J. Findlay              Controller
   Martha E. Reesor (1)            Chief Underwriter
   Gary Thomas (1)                 Chief Actuary
   Eric J. Solash                  Treasurer
   Gregory B. Goulding             Chief Corporate Actuary
   Simon L. Walsh                  Director - Marketing
   Daniel P. Anderson              Director - Business Development
   Patrick D. Ferrer               Director - National Sales
   Dean C. Kehler (2)              Director
   Thomas W. Leaton (3)            Director
   Robert B. Jefferson (4)         Director
   Peter B. Bach (5)               Director
   Timothy A. Ward (6)             Director
   Laurence P. Greenberg (7)       Director
   Philip Galanes (8)              Director

   (1) The business address of this director is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.
   (2) The business address of this director is 425 Lexington Avenue, New York, 10017.
   (3) The business address of this director is 305 Roosevelt Ct, NE Vienna, VA 22180.
   (4) The business address of this director is 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.
   (5) The business address of this director is 111 Hicks St. #19D, Brooklyn NY 11201.
   (6) The business address of this director is Hans-Bredow-Str. 1, D-65173, Wiesbaden, Germany.
   (7) The business address of this director is 34 Westcott Rd, Princeton, NJ 08540.
   (8) The business address of this director is 26 E. 10th Street, New York, NY 10003.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The following information concerns those companies that may be deemed to be controlled by or under common control with The American Life Insurance Company of New York, the Depositor.

-----------------------------
David Smilow and Tracey Hecht
Smilow and Family Members
-----------------------------
          |
          |  100%
-----------------------------             -----------------------------
Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
                                          Employees
-----------------------------             -----------------------------
          |                                               |
          | 84%                                           | 16%
-----------------------------------------------------------------------
                        Inviva, Inc. (DE)
-----------------------------------------------------------------------
                                   |
                                   |
          -------------------------------------------------
          |                        |                      |
     100% |                        | 100%                 | 100%
---------------------    ---------------------    ---------------------
Lifco Holding            Inviva Securities        JNF Holding
Company, Inc. (DE)       Corporatiion (DE)        Company, Inc. (DE)
---------------------    ---------------------    ---------------------
          |                                               |
     100% |                                         100%  |
---------------------------------     ---------------------------------
The American Life Insurance           Jefferson National Life Insurance
Company of New York (NY)              Company (TX)
---------------------------------     ---------------------------------

Inviva, LLC a California limited liability company, controls approximately 84% of the voting interests in Inviva, Inc. David Smilow and Tracey Hecht Smilow, directly and/or indirectly, control Inviva, Inc., a Delaware corporation.

The American Life Insurance Company of New York, a New York insurance company, is a wholly-owned subsidiary of Lifco Holdings, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Jefferson National Life Insurance Company, a Texas insurance company, is a wholly-owned subsidiary of JNF Holding Company, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Inviva Securities Corporation, a Delaware corporation that acts as a distributor for certain contracts of The American Life Insurance Company of New York and Jefferson National Life Insurance Company, is a wholly-owned subsidiary of Inviva, Inc.

ITEM 27.        NUMBER OF CONTRACT OWNERS

   As of March 24, 2004, the number of Direct Annuity contracts funded by The American Separate Account 5 was 36 of which all were qualified contracts. There were no Value Select Annuity contracts funded by The American Separate Account 5.

ITEM 28.        INDEMNIFICATION

Set forth below are pertinent provisions of Article XIII of the Amended and Restated By-Laws of The American Life Insurance Company Of New York, which relate to indemnification.

Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he or she or his or her testator or testatrix or intestate then is or was a Director, officer, or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines, and amounts paid in settlement to the full extent that officers and Directors are permitted to be indemnified by the laws of the State of New York. The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provision of this article.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

     Jefferson National Life Annuity Account C
     Jefferson National Life Annuity Account E
     Jefferson National Life Annuity Account F
     Jefferson National Life Annuity Account G
     Jefferson National Life Annuity Account H
     Jefferson National Life Annuity Account I
     Jefferson National Life Annuity Account J
     Jefferson National Life Annuity Account K
     Jefferson National Life Separate Account L
     Jefferson National Life Annuity Account M
     Jefferson National Life Annuity Account N
     Jefferson National Life Annuity Account O

     Jefferson National Life Advisor Variable Annuity Account

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for certain of the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

             NAME                                                 POSITIONS AND OFFICES
           ----------                                    ----------------------------------------
           Craig A. Hawley                               President, General Counsel and Secretary
           Shane W. Gleeson                              Director
           Robert B. Jefferson*                          Director*
           Edward J. O'Brien, IV                         Chief Financial Officer
           Margaret A. Cullem-Fiore                      Vice President and Compliance Officer

     * The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c)  ISC retains no compensation or commissions from the registrant.

                                                          COMPENSATION
                                                               ON
                                      NET UNDERWRITING     REDEMPTION
                NAME OF PRINCIPAL      DISCOUNTS AND           OR           BROKERAGE
                   UNDERWRITER          COMMISSIONS       ANNUITIZATION    COMMISSIONS   COMPENSATION
           -----------------------   ------------------   --------------   -----------   ------------
           Inviva Securities                None               None            None          None
           Corporation

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by The American Life Insurance Company of New York, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.        MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.        UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written
     communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.        REPRESENTATIONS

(A) The American Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it has caused this Post-Effective Amendment Nos. 7 and 9 to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York, on this 3rd day of May, 2004.

                            THE AMERICAN SEPARATE ACCOUNT 5
                            (Registrant)

                            THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK (Depositor)

                            By:  /s/ David A. Smilow
                                ------------------------------------------------
                                Name:  David A. Smilow
                                Title: CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE
                                       OFFICER

                               POWERS OF ATTORNEY

     BE IT KNOWN TO ALL PERSONS, that the individuals who have signed below constitute and appoint CRAIG A. HAWLEY and MARGARET A. CULLEM-FIORE or each of them individually, as his true and lawful attorneys-in fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including pre- and post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                                  TITLE                             DATE
              ---------                                  -----
/s/ David A. Smilow                 Chairman of the Board and Chief Executive Officer    05/03/04
----------------------------------                                                     ------------
Name: David Smilow

/s/ Tracey Hecht Smilow             Vice Chairman of the Board                           05/03/04
----------------------------------                                                     ------------
Name: Tracey Hecht Smilow

/s/ Shane W. Gleeson                President                                            05/03/04
----------------------------------                                                     ------------
Name: Shane W. Gleeson

/s/ Timothy D. Rogers               Chief Financial Officer                              05/03/04
----------------------------------                                                     ------------
Name: Timothy D. Rogers

/s/ William J. Findlay              Controller                                           05/03/04
----------------------------------                                                     ------------
Name: William J. Findlay

/s/ Dean C. Kehler                  Director                                             05/03/04
----------------------------------                                                     ------------
Name: Dean C. Kehler

/s/ Thomas Leaton                   Director                                             05/03/04
----------------------------------                                                     ------------
Name: Thomas Leaton

/s/ Robert B. Jefferson             Director                                             05/03/04
----------------------------------                                                     ------------
Name: Robert B. Jefferson

/s/ Peter B. Bach                   Director                                             05/03/04
----------------------------------                                                     ------------
Name: Peter B. Bach

/s/ Timothy A. Ward                 Director                                             05/03/04
----------------------------------                                                     ------------
Name: Timothy A. Ward

/s/ Laurence P. Greenberg           Director                                             05/03/04
----------------------------------                                                     ------------
Name: Laurence P. Greenberg

/s/ Phillip Galanes                 Director                                             05/03/04
----------------------------------                                                     ------------
Name: Phillip Galanes

                           EXHIBIT INDEX

   (4)  (a)             Form of Individual Flexible Premium Deferred Annuity Contract Fixed and Variable Accounts.     (1)
                        (Direct Annuity).
   (5)  (a)             Form Application for individual flexible premium deferred variable annuity.                    (1)
   (8)  (n)             Form of Participation Agreement Rydex Variable Trust, Rydex Distributors Inc. and The          (1)
                        American Life Insurance Company of New York.
        (o)             Form of Participation between The American Life Insurance Company of New York and BYSIS        (1)
                        Fund Services LP and CHOICE Investment Management, LLC and Variable Insurance Funds.
   (9)                  Opinion and Consent of Counsel.                                                                (1)
   (10)                 Opinion and Consent of Outside Auditors.                                                       (1)
   (13)                 Powers of Attorney.                                                                            (1)

     (1)  Filed Herewith.